united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 2/28/17

Item 1. Reports to Stockholders.

Class A and C Shares

Semi-Annual Report
As Of February 28, 2017

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 5
Schedules of Investments	Page 41
Statements of Assets and Liabilities	Page 93
Statements of Operations	Page 97
Statements of Changes in Net Assets	Page 101
Notes to Financials	Page 107
Financial Highlights	Page 128
Supplemental Information	Page 146
Privacy Notice	Page 149

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary,
Treasurer & Chief Financial Officer
James S. Vitalie	Vice President
Michael J. Wagner	Chief Compliance Officer
Rose Anne Casaburri	Assistant Secretary
Aaron J. Smith	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	17605 Wright Street, Suite 2
Goodyear, Arizona 85395	Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent	Custodian
Gemini Fund Services, LLC	BNY Mellon Corp.
17605 Wright Street, Suite 2	225 Liberty Street
Omaha, Nebraska 68130	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Gemini Fund Services, LLC	Gemini Fund Services, LLC
80 Arkay Drive, Suite 110	80 Arkay Drive, Suite 110
Hauppauge, New York 11788	Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2017

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from September 1, 2016 through February 28, 2017.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms. Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by the Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States (US) advanced by an annualized growth rate (AGR) of 2.1% during the fourth quarter of 2016. This was a decrease from the 3.5% AGR during the third quarter of 2016. The Federal Reserve (Fed) continues to see stronger economic activity, including improving labor market conditions and inflation, as measured by the Consumer Price Index, moving past their stated target. During its March 15, 2017 Federal Reserve Open Market Committee (the Committee) meeting, the Committee released the following statement, in part: “In view of realized and expected labor market conditions and inflation the Committee decided to raise the target range for the Federal Funds rate to 0.75 – 1.00%. The stance of monetary policy remains accommodative, thereby supporting some further strengthening in labor market conditions and a sustained return to 2% inflation… The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction, and it anticipates doing so until normalization of the level of the federal funds rate is well under way. This policy, by keeping the Committee’s holdings of longer-term securities at sizable levels, should help maintain accommodative financial conditions.”

Many economic statistics we track, both in terms of consumption (demand) and production (supply), are currently showing positive trends, suggesting we may be transitioning towards a sustainable expansionary stage of economic activity. Moderate expansionary environments generally mean that both production and consumption would be expected to continue pushing the economy forward, yields would potentially rise and GDP could see moderate-to-robust growth.

Monetary Policy: The Fed’s target range for the Federal Funds (“FF”) rate is 0.75 – 1.00%. Notably, the Fed asserts that it remains accommodative even though it has increased the FF rate twice in the past year. We believe there are two main reasons the Fed considers its position to be accommodative even in the face of rising rates: first, over the near term, the Fed will most likely allow short-term measures of the money supply to continue to grow near their historic mean; second, the FF rate is still well below the inflation rate as measured by the Consumer Price Index (CPI). Normally, a change from an accommodative stance to a neutral or restrictive posture includes a FF rate above both short-term treasuries and the CPI. The Fed’s recent actions and its planned policy response to future economic metrics will likely be measured. Therefore, while it has begun the process, we believe the Fed will take its time unwinding its expansive balance sheet, leaving the banking system well capitalized for lending to the private sector. While activity is restrictive, and could eventually dampen stock market momentum, the nature of the Fed’s moves has been extremely moderate, which is why our view on monetary policy is still neutral for stocks.

Interest Rates: The yield curve, as measured by the 10-year T-Note (10y TN) minus the 1-year T-Bill (1y TB), has begun to make a marked increase. Expansion of the yield curve beginning towards the end of 2016 has seen 10y TN increasing by just over 1 percentage point, while 1y TB increased by about 40 basis points (0.40%). Expansion of the yield curve is likely due to the strengthening economy and a modest increase in inflation. Looking forward, pressure on short-term interest rates is beginning to build as inflation mounts. If the economy continues to perform positively, long-term rates could see similar or greater pressure, further expanding the yield curve. The current level and trend of the yield spread has, in the past, correlated closely to the stock market performing near or slightly better than its long-term central tendency.

Regarding long-term corporate bonds, the quality spread is declining as lower-rated bonds generally are falling in yield slightly faster than higher-rated bonds. A quality spread in this position is generally positive for both the economy and the stock market.

Equity Valuations: Our proprietary technical work provides support for the S&P 5001 at 2,283, while the index was at 2,362 as of March 31, 2017. This puts the S&P 500 valuation in our fair-value range. To us, fair-value means the stock market should perform within the parameter of its historic mean. The current level and direction of many economic statistics we enter into our valuation algorithm indicate that we are likely to stay in fair value range for the near-term. We are watching corporate earnings growth closely, as changes in earnings data has the potential to change valuation levels quickly.

Inflation: One of the reasons we expressed an expectation of restraint from the Fed in our interest rates discussion is our view of inflation, which we think should remain at a moderate rate of growth over the intermediate term. Historically, the employment private service providing sector’s (EPSP) weekly earnings 12-month percent change and its direction have correlated well with CPI. CPI has been trending up from the middle of 2015, and it has come close to the EPSP level, which has likewise been trending positively since May 2015. Anther sector that has a long-term effect on inflation is the manufacturing sector. When there is strong pricing pressure from the manufacturing sector it tends to lift most associated prices; this tends to help wages grow, triggering an inflationary cycle. Currently, these metrics are modestly affecting inflationary pressures in our economy. The Producer Price Index (PPI) has recently reversed trend, telling us that costs (supply-side) are beginning to put upward pressure on inflation. Likewise, there is moderate demand-side upward pressure on inflation. Over the past few months, the CPI has reached and surpassed the Feds initial target of 2%, reaching 2.7% in February 2017. As we see a steady trend above 2% and a modifying of the Fed’s balance sheet we believe that the Fed will be cautious about adjusting its monetary policy.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

[1]	The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

6643-NLD-5/1/2017

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investors Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	1/4/99 - 2/28/17*	2/14/06 - 2/28/17*
Class A
With Sales Charge	3.63%	16.75%	9.93%	1.55%	NA	2.51%
Without Sales Charge	9.94%	23.90%	11.25%	2.15%	NA	3.06%
Class C
With Sales Charge	8.57%	22.17%	10.56%	1.52%	2.14%	NA
Without Sales Charge	9.57%	23.17%	10.56%	1.52%	2.14%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 1.65% and 2.25% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

PORTFOLIO ADVISER COMMENTARY

During the semi-annual period ended February 28, 2017, the Saratoga Large Cap Value Portfolio’s best performing stocks were those that reported superior earnings versus expectations along with those who seemingly benefited from the new Administration’s proposed tax reform and pro-growth economic initiatives. SVB Financial (3.55%) was the Portfolio’s top-performing stock, reflecting a positive sensitivity to higher short term interest rates and lower corporate taxes. The company is also likely benefitting from its unique franchise as the dominant bank lender of choice to innovative companies in the Technology and Life Sciences sectors, private equity operations, and as a leading provider of capital call lines to venture capital companies. Other top performers included Royal Caribbean Cruises (4.18%), Delta Air Lines (4.08%), and Commscope (3.40%), which reported above consensus fundamentals and strong outlooks.

The worst performing stock in the period was Tempur Sealy (1.89%). Due to a contract dispute with their largest customer, Mattress Firm (0.00%) (which totalled roughly 20% of company sales), all distribution through this channel was abruptly halted starting in early 2017. We continue to believe in the brand and management team, and over time management is optimistic that much of the lost sales from Mattress Firm should be recaptured by other retailers and increased direct distribution to customers. Other bottom performers, EQT Corp (2.16%) and Occidental Petroleum (2.10%), declined in the quarter largely due to correlation with weaker oil prices. Investor concerns around increased oil supply from US fracking companies offset the benefit from OPEC cooperatively cutting oil production globally.

Most recently the Portfolio has established positions in Zayo Group (3.40%), FNF Group (2.78%), and Gilead Sciences (2.04%), purchases that reflect our optimistic outlook for the economy and our conviction in attempting to find undervalued stocks with outstanding fundamentals.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/17. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Celgene Corp.	5.0%
Shire PLC	4.7%
AerCap Holdings NV	4.6%
Royal Caribbean	4.2%
Delta Air Lines, Inc.	4.1%
Gaming and Leisure Properties, Inc.	4.1%
Allergan PLC	4.0%
Berry Plastics Group, Inc.	3.7%
Lennar Corp.	3.6%
SVB Financial Group	3.5%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Value Average (“Large Value Average”), as of February 28, 2017, consisted of 1,321 mutual funds comprised of large market capitalization value stocks. The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	1/4/99 - 2/28/17*	2/14/06 - 2/28/17*
Class A
With Sales Charge	-0.36%	6.80%	12.59%	8.80%	NA	7.32%
Without Sales Charge	5.71%	13.34%	13.93%	9.45%	NA	7.89%
Class C
With Sales Charge	4.64%	11.81%	13.25%	8.79%	2.73%	NA
Without Sales Charge	5.45%	12.68%	13.25%	8.79%	2.73%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 1.62% and 2.22% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio’s Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISER COMMENTARY

In sailing it is sometimes said, ‘More can be gained or lost in one healthy wind shift than can be made up by any amount of boat speed or superior sailing.’ While one wind shift might be healthy, too many can distract investors, disrupt business momentum and impair the value of active management. 2016 was a year filled with distractions and multiple wind shifts that kept many investors focused on factors other than the fundamental performance of corporate America. Thus, many of the characteristics active managers, including the Smith Group, attend to, failed to separate the winners from the losers when measured by stock price. In six short words, Credit Suisse succinctly summed up the year, calling 2016 “a bad year for good companies,” noting the performance spread between so-called ‘quality growth’ and perceived ‘low-quality growth’ stocks. The Smith Group process is centered on a very specific and clearly defined fundamental thesis — companies that can sustainably grow earnings faster than expected will have strong price appreciation. This logically coherent belief is consistent with the maxim that the market is a weighing machine in the long run.

During the semi-annual period, the Saratoga Large Cap Growth Portfolio’s performance struggled in the Consumer Discretionary and Information Technology sectors, offset somewhat by good performance in the Industrial sector. Top contributors for the Portfolio were IDEXX Laboratories (2.50%), a provider of veterinary products, and Huntington Ingalls Industries (2.12%), a shipbuilding company based in Newport News, VA.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/17. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Facebook, Inc. - Cl. A	4.9%
Apple, Inc.	3.9%
Home Depot, Inc.	3.6%
Amazon.com, Inc.	3.2%
McDonald’s Corp.	3.0%
Mastercard, Inc.	2.9%
Amgen, Inc.	2.8%
Adobe Systems, Inc.	2.5%
IDEXX Laboratories, Inc.	2.5%
BWX Technologies, Inc.	2.5%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Growth Average (“Large Growth Average”), as of February 28, 2017, consisted of 1,513 mutual funds comprised of large market capitalization growth stocks. The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:
	9/1/16 - 2/28/17	3/1/16 -2/28/17	3/1/12 – 2/28/17*	3/1/07 – 2/28/17*	6/28/02 – 2/28/17*
Class A
With Sales Charge	0.31%	13.86%	9.70%	6.18%	7.59%
Without Sales Charge	6.38%	20.83%	11.01%	6.80%	8.02%
Class C
With Sales Charge	5.20%	19.12%	10.40%	6.19%	7.32%
Without Sales Charge	6.17%	20.12%	10.40%	6.19%	7.39%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 2.24% and 2.85% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies. The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes: (i) companies earning a positive economic margin with stable-to-improving returns; (ii) companies valued at a discount to their asset value; and (iii) companies with an attractive dividend yield and minimal basis risk. In selecting investments, the Adviser generally employs the following strategy: (i) value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood; (ii) use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and (iii) use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

PORTFOLIO ADVISER COMMENTARY

During the semi-annual period ended February 28, 2017, domestic and international economic activity improved modestly. Following President Trump’s election, his platform of corporate tax reform, broad regulatory relief, infrastructure spending, and protectionist trade policies represented confirmation for many investors that support for the US economy will shift from monetary to fiscal policy.

As investors, we welcome pro-growth policies and believe that new pro-growth fiscal policies are necessary in order to achieve earnings expectations in 2017 and 2018. However, we must acknowledge that margins and valuations in general for equities are near all-time highs and that the business and credit cycles are quite mature. Further, we do not expect the transition from monetary stimulus to fiscal stimulus to be smooth, and we anticipate a material rise in market volatility over the short to medium term.

For the period, the Portfolio’s Consumer Staples and Energy stocks performed the worst on an absolute basis, while stock selection within Health Care, Industrials, Energy, and Materials detracted the most from relative performance. Our decision to underweight Real Estate Investment Trusts (“REITs”) and Utilities contributed to relative performance, as both sectors underperformed in the face of rising interest rates. We increased the Portfolio’s sector weightings in Energy, Financials, and Industrials and reduced its exposure to Consumer Discretionary, Consumer Staples, Health Care, Technology, and Materials. The Portfolio is overweight Energy, Financials, Health Care, Materials, and Technology, while underweight Consumer Discretionary, Consumer Staples, Industrials, REITs, and Utilities.

As the nature of the market continues to change, we believe there are still individual stocks that will perform well over the medium-term despite increasing market headwinds. Our outlook has become more balanced and stock-specific, and less reflective of opportunities in broader industries or regions of the world.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MID CAPITALIZATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Arthur J Gallagher & Co.	2.9%
Ares Capital Corp.	2.9%
Fidelity National Information Services, Inc.	2.8%
New Residential Investment Corp.	2.7%
Envision Healthcare Corp.	2.6%
Newell Brands, Inc.	2.5%
Global Payments, Inc.	2.4%
Synchrony Financial	2.4%
Investors Bancorp, Inc.	2.3%
Mohawk Industries, Inc.	2.3%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Mid Capitalization Blend Average (“Mid Cap Blend Average”), as of February 28, 2017, consisted of 485 mutual funds comprised of mid market capitalization stocks. The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Zacks Investment Management, Inc., Chicago, Illinois

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	1/4/99 - 2/28/17*	2/14/06 - 2/28/17*
Class A
With Sales Charge	4.97%	20.37%	6.21%	4.13%	NA	4.66%
Without Sales Charge	11.30%	27.65%	7.46%	4.75%	NA	5.22%
Class C
With Sales Charge	10.19%	26.27%	6.77%	4.07%	7.52%	NA
Without Sales Charge	11.19%	27.27%	6.77%	4.07%	7.52%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 2.13% and 2.81% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom-up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PORTFOLIO ADVISER COMMENTARY

Following the presidential election in the US, the incoming administration continued to advocate a renewed focus on domestic oriented fiscal stimulus and infrastructure investments, which may result in a strengthening of the US dollar. Thus, prospects for improved US economic growth helped to create a ‘risk-on’ environment, which generally favored domestic small cap stocks. In addition, rising bond yields and the prospects for better economic growth ahead improved the earnings potential of many small banks.

The Portfolio’s primary detractor from performance during the semi-annual period ended February 28, 2017 was an underweight in Financials, which performed well in the fourth quarter. An overweight in the Industrials sector and an underweight to Consumer Staples contributed to relative performance.

If the Trump administration’s domestic oriented fiscal policies accelerate US economic growth, growth-sensitive small cap stocks could continue to see strong gains, with small cap stocks reaping the potential benefits of investors maintaining a high appetite for risk. This could lead to attractive relative returns for small cap stocks looking forward.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Insight Enterprises, Inc.	2.3%
Coherent, Inc.	2.2%
Littelfuse, Inc.	1.8%
Anixter International, Inc.	1.7%
Applied Optoelectronics, Inc.	1.7%
Science Applications International Corp.	1.6%
Neff Corp.	1.6%
Carbonite, Inc.	1.6%
Vail Resorts, Inc.	1.5%
Stifel Financial Corp.	1.4%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Small Blend Average (“Small Blend Average”), as of February 28, 2017, consisted of 817 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: De Prince, Race & Zollo, Inc., Winter Park, Florida

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	1/4/99 - 2/28/17*	2/14/06 - 2/28/17*
Class A
With Sales Charge	-2.00%	9.07%	-1.13%	-3.38%	NA	-1.68%
Without Sales Charge	3.95%	15.67%	0.04%	-2.80%	NA	-1.14%
Class C
With Sales Charge	2.65%	14.01%	-0.63%	-3.43%	-0.94%	NA
Without Sales Charge	3.65%	15.01%	-0.63%	-3.43%	-0.94%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 3.06% and 3.82% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser seeks to purchase undervalued stocks with above average dividend yields and a fundamental catalyst such as improving prospects or a sustainable competitive advantage. Emphasis is placed on bottom-up stock selection. In addition, the Adviser considers four global opportunity fundamentals- Macro, Political, Business and Portfolio diversification- to assist in the basis the Portfolio’s construction. A stock is sold when it no longer meets the Adviser’s criteria.

PORTFOLIO ADVISER COMMENTARY

For the semi-annual period ended February 28, 2017, the global cyclical rotation continued as Financials and Materials generally performed well and more defensive sectors like Utilities and Healthcare largely struggled.

The Saratoga International Equity Portfolio benefitted from its allocation to Emerging Markets, which generally outperformed during the period. From a sector perspective, stock selection within Industrials was the largest contributor to performance. In terms of individual companies, China State Construction (1.52%) was the top performing company in the Portfolio during the period. A diverse group of names from Japan, including NTN Corp (1.26%) from Industrials, Santen Pharma (1.24%) from Healthcare, Alps Electric (1.26%) from Information Technology, and DIC Corp (1.25%) from the Materials sector, were top contributors during the period.

Stock selection within Materials was the largest detractor to performance. The Portfolio’s lack of exposure in metals and mining, the top performing subsector in Materials, was a result of companies not meeting our dividend yield requirement or a perceived lack of fundamental catalysts. From a country perspective, stock selection within the UK was the largest detractor from performance due to positioning ahead of the Brexit vote; the Portfolio is now underweight the UK as we move into 2017.

On the heels of strong performance in China we reduced the Portfolio’s exposure there, and are now underweight the country. Our analysis continues to lead us to new opportunities in Latin America and South Africa and underweights in Asia. On a global basis, we believe we have seen a sustained growth-oriented investment cycle come to an end, and believe value-oriented companies will be in favor as we move through 2017.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/17. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Assicurazioni Generali SpA	2.3%
Sumitomo Mitsui Trust Holdings, Inc.	2.2%
Roche Holding AG	2.1%
Honda Motor Co. Ltd.	2.0%
Sekisui House Ltd.	2.0%
Accor SA	1.9%
Vodafone Group PLC	1.8%
Carrefour SA	1.8%
Playtech PLC	1.8%
Whitecap Resources, Inc.	1.8%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 21 Emerging Markets countries. With 1,824 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	7/15/99 - 2/28/17*	1/18/00 - 2/28/17*
Class A
With Sales Charge	-2.93%	7.89%	13.30%	10.01%	7.79%	N/A
Without Sales Charge	2.99%	14.47%	14.65%	10.66%	8.16%	N/A
Class C
With Sales Charge	1.80%	12.77%	13.96%	10.01%	N/A	4.70%
Without Sales Charge	2.70%	13.76%	13.96%	10.01%	N/A	4.70%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 2.29% and 2.90% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

PORTFOLIO ADVISER COMMENTARY

Though the sector largely posted positive returns, Health Care stocks generally lagged the broader market for the semi-annual period ended February 28, 2017 as increasing optimism about the economy seemed to drive greater interest in more cyclical sectors.

With Donald Trump winning the presidency and Republicans controlling Congress, there is talk of repeal of the Affordable Care Act. We believe this is unlikely, though some changes to the law, such as allowing cross-state insurance competition and eliminating the individual mandate, are certainly possible. Health Care stocks did rally immediately after the election, as many investors expect less regulatory pressure on the purveyors of therapies, devices and services under the new administration. Even with a GOP-dominated federal government, we believe pharmaceutical pricing will continue to be an issue, but extreme controls appear to be off the table. Political rhetoric against Health Care companies seems ever more common, and while there is always uncertainty, we believe it is important not to react to every tweet from the administration, and to keep legislators’ powers in perspective.

During the semi-annual period, the Saratoga Health & Biotechnology Portfolio added new positions and added to existing holdings in the generic/specialty pharmaceutical and pharmacy benefit manager (PBM) areas, both of which we see as out of favor. Examples of the former include Teva (3.32%), Mylan (1.17%) and Endo (2.37%), while PBMs include Express Scripts (4.26%) and CVS Health (1.05%). To fund these purchases, we sold shares in holdings that we believe offered less upside. We also added to the Portfolio’s position in biotech behemoth Biogen (3.41%), which we believe greatly reduced its future earnings risk by resolving a patent dispute with Forward Pharma.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/17. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Amgen, Inc.	8.7%
Waters Corp.	5.4%
Anthem, Inc.	5.4%
Cardinal Health, Inc.	5.4%
McKesson Corp.	4.7%
Owens & Minor, Inc.	4.6%
Express Scripts Holding Co.	4.3%
Becton Dickinson and Co.	4.2%
DaVita, Inc.	4.1%
Johnson & Johnson	4.0%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries. Index returns assume reinvestment of dividends; unlike the Portfolio’s returns, however, Index returns do not reflect any fees or expenses. Such costs would lower performance. It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	10/22/97 - 2/28/17*	1/14/00 - 2/28/17*
Class A
With Sales Charge	7.75%	25.13%	12.57%	12.46%	5.65%	NA
Without Sales Charge	14.31%	32.75%	13.91%	13.12%	5.97%	NA
Class C
With Sales Charge	13.01%	30.96%	13.23%	12.44%	NA	-1.97%
Without Sales Charge	14.01%	31.96%	13.23%	12.44%	NA	-1.97%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 2.24% and 2.84% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

PORTFOLIO ADVISER COMMENTARY

US Technology stocks generally enjoyed strong returns during the semi-annual period ended February 28, 2017. Strong economic data and seasonal strength combined to push many stocks higher. Though we believe the data suggests politics have a limited effect on stocks, uncertainty can weigh on investor sentiment; the market looks to have experienced a relief rally following the end of a volatile election cycle. Despite concerns over the Federal Reserve’s plan to raise interest rates, many investors seem momentarily unconcerned by rate increases due to their historically low absolute level and the absence of significant inflation.

Semiconductor company Nvidia (3.08%) was the Saratoga Technology & Communications Portfolio’s best performing stock during the period. The maker of graphics chips performed well as demand for higher processing capabilities continues to grow, largely driven by the convergence of video, voice and data. Western Digital (0.00%) gained as the disk drive manufacturer benefited from an attractive valuation and higher-than-expected synergies following its acquisition of SanDisk. The stock’s dividend yield has also attracted interest from income investors in the current low-yield environment. Ingram Micro (0.00%) was acquired for cash, which we used to add to several positions and to purchase shares of semiconductor company Skyworks (1.43%), a supplier of components in mobile applications. We also swapped Western Digital for Seagate (2.16%), which we view as two similar companies whose values had diverged.

In our opinion, the Technology sector continues to offer favorable valuations and healthy balance sheets. The Portfolio’s focus on blue-chip technology leaders has helped it weather some of the volatility in the sector. Their tendency to return capital to shareholders through dividends and buybacks has boosted returns, can enhance their long-term appeal, and provide a potential margin of safety. We expect this trend to continue for some time, although recent rates of appreciation are likely to moderate.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/17. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Cisco Systems, Inc.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc.	4.9%
Oracle Corp.	4.5%
Facebook, Inc. - Cl. A	4.4%
Alphabet, Inc. - Cl. A	4.2%
Amazon.com, Inc.	4.0%
Xilinx, Inc.	3.9%
Microsoft Corp.	3.8%
Amdocs Ltd.	3.4%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distribution and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	10/23/97 - 2/28/17*	1/7/03 - 2/28/17*
Class A
With Sales Charge	3.66%	23.35%	-5.65%	-0.93%	4.34%	NA
Without Sales Charge	9.93%	30.86%	-4.53%	-0.34%	4.66%	NA
Class C
With Sales Charge	8.67%	29.09%	-5.09%	-0.93%	NA	5.00%
Without Sales Charge	9.67%	30.09%	-5.09%	-0.93%	NA	5.00%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 3.96% and 4.58% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure, and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISER COMMENTARY

The semi-annual period ended February 28, 2017 saw many Energy companies post positive returns, though they were largely bested by those in the Basic Materials sector. Both sectors typically benefit from improving economic activity and have the potential to benefit from policies discussed by the Trump Administration. However, both sectors can also be very capital intensive and the expectations of rising interest rates will likely drive up the cost of capital.

For the period, top contributors to the Portfolio were steel producers Steel Dynamics (2.23%) and Nucor (1.44%) and offshore contract driller Transocean Ltd (0.96%). Steel Dynamics, a flat-rolled steel mini mill and recycling company, rose after the outlook for earnings and sales improved on the strength of lower imports from China and sustained demand in domestic autos.

Key detractors to performance were QEP Resources (1.54%), Newfield Exploration (0.38%) and Consolidated Energy (0.00%). QEP Resources, an independent oil and gas exploration company with principal operations in the Williston and Permian Basins, sold off as production rates were more heavily tilted toward natural gas than forecast. Over 2017 and 2018, the company is increasing activity within the Permian Basin which should provide more balance to the company’s production mix.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/17. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Royal Dutch Shell PLC - ADR	7.6%
Chevron Corp.	6.9%
Exxon Mobil Corp.	5.8%
Total SA - ADR	5.1%
Dow Chemical Co.	3.8%
CNOOC Ltd.	3.3%
ConocoPhillips	3.3%
LyondellBasell Industries NV	2.9%
China Petroleum & Chemical Corp. - ADR	2.8%
Valero Energy Corp.	2.7%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	8/1/00 – 2/28/17*
Class A
With Sales Charge	11.04%	28.72%	9.51%	-2.04%	1.91%
Without Sales Charge	17.80%	36.57%	10.82%	-1.46%	2.28%
Class C
With Sales Charge	16.40%	34.76%	10.18%	-2.06%	1.66%
Without Sales Charge	17.40%	35.76%	10.18%	-2.06%	1.66%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 4.17% and 4.82% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISER COMMENTARY

The semi-annual period ended February 28, 2017 saw US equity markets generally perform well. The bulk of the market rise took place following the conclusion of one of the most acrimonious presidential elections in US history. While the theoretical range of outcomes from policies contemplated by the President-elect were wider than any new administration in recent memory, the post-election rally suggests the markets were strongly biased towards the most favorable outcomes. Financial Services companies are forecast by some analysts to be the biggest beneficiaries of policies ascribed to the new administration and have generally risen strongly in anticipation of regulatory relief and rising interest rates, each of which typically enhance the profitability outlook of many financial services companies.

For the period, top contributors to the Portfolio were regional banks - Regions Financial (2.66%) and Citizens Financial Group (0.70%) and a diversified bank - Bank of America (4.99%). Banks normally benefit from rising interest rates and also stand to benefit from the possible roll back of regulatory provisions in Dodd-Frank. Regional and money-center banks were seven of the top ten performers in the Portfolio for the period.

Key detractors to performance were real estate investment trusts Ventas Inc (0.00%), and Prologis (0.00%) and investment management company Federated Investors (0.83%).

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/17. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
FINANCIAL SERVICES PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Berkshire Hathaway, Inc.	8.0%
Bank of America Corp.	5.0%
JPMorgan Chase & Co.	4.7%
Wells Fargo & Co.	4.5%
US Bancorp	4.4%
Citigroup, Inc.	4.4%
Morgan Stanley	4.0%
BlackRock, Inc.	3.9%
Bank of New York Mellon Corp.	3.1%
Discover Financial Services	3.0%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification defined by Lipper. The Index is adjusted for the reinvestment of capital gains income dividends. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Sunnymeath Asset Management, Inc., Red Bank, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	1/4/99 - 2/28/17*	2/14/06 - 2/28/17*
Class A
With Sales Charge	-6.39%	-5.26%	-0.82%	1.58%	NA	1.63%
Without Sales Charge	-0.70%	0.55%	0.36%	2.18%	NA	2.18%
Class C
With Sales Charge	-1.78%	-0.80%	-0.08%	1.68%	2.46%	NA
Without Sales Charge	-0.79%	0.19%	-0.08%	1.68%	2.46%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 1.77% and 2.37% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer’s creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

PORTFOLIO ADVISER COMMENTARY

The fixed income markets struggled during much of the semi-annual period ended February 28, 2017, as the US Presidential election caused investors to reassess the outlook for inflation. Running on a platform of pro-business policies and promising increased infrastructure spending, the Trump administration’s goals added uncertainty to the fixed income markets as many investors became wary of increased inflationary pressures. Furthermore, economic data through the ensuing months indicated an acceleration of economic growth with jobless claims falling to the lowest level since 1973 and employment gains rising sharply. Furthermore, inflation readings have begun to increase as crude oil prices jumped due in part to renewed Organization of Petroleum Exporting Countries (OPEC) unity. Housing activity remains strong and thus far the Federal Reserve’s initial steps to increase short-term interest rates have not had a negative impact on economic growth. With the Federal Reserve making it clear that higher interest rates are a near certainty in the year ahead, many fixed income investors are likely to remain cautious and defensive as principal protection will be paramount for many bond investors.

With higher rates on the horizon, inflation increasing at a better than 2% rate and with housing prices and rents advancing at about a 5% annual rate, the risk to longer-term maturities in the bond market are as high as we have seen in recent years. As such, we have endeavored to position the Portfolio defensively, with a significant allocation to short-term corporate bonds and an above-market exposure to Treasury Inflation Protected Securities (“TIPS”). TIPS are US Treasury offerings that are theoretically attractive due to their potential to provide increased returns in inflationary environments.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
U.S. Treasury Inflation Protection Securities, 0.625%, 1/15/24	7.0%
U.S. Treasury Inflation Protection Securities, 0.375%, 7/15/23	6.9%
U.S. Treasury Inflation Protection Securities, 0.125%, 1/15/23	6.9%
U.S. Treasury Notes, 2.000%, 7/31/22	5.2%
General Electric Co., 5.500%, 1/8/20	4.4%
BB&T Corp., 4.900%, 6/30/17	4.3%
U.S. Treasury Inflation Protection Securities, 0.125%, 1/15/22	4.2%
U.S. Treasury Inflation Protection Securities, 0.375%, 7/15/25	4.0%
Federal Home Loan Mortage Corporation, 1.750%, 5/30/19	4.0%
U.S. Treasury Inflation Protection Securities, 1.375%, 1/15/20	3.6%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Lipper Short-Intermediate Investment Grade Debt Funds Index consist of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: 16th Amendment Advisors, LLC, New York, New York

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	1/4/99 - 2/28/17*	2/14/06 - 2/28/17*
Class A
With Sales Charge	-9.16%	-7.53%	-1.36%	0.16%	NA	0.13%
Without Sales Charge	-3.62%	-1.89%	-0.18%	0.76%	NA	0.66%
Class C
With Sales Charge	-4.58%	-2.93%	-0.43%	0.59%	1.46%	NA
Without Sales Charge	-3.65%	-1.99%	-0.43%	0.59%	1.46%	NA

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 3.35% and 3.96% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio’s Adviser generally invests the Portfolio’s assets in municipal obligations. There are no maturity limitations on the Portfolio’s securities. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser.

PORTFOLIO ADVISER COMMENTARY

During the semi-annual period ended February 28, 2017, 30-year Treasury interest rates rose to roughly 3.00% and 30-year Municipal Market Data rates rose further to about 3.05%. Inflows into municipal bond mutual funds were positive until the election, then strongly negative, and then became positive again in mid-January. With President Trump’s election came high expectation of increased fiscal stimulus and a change in the market’s expectations of the path of Federal Reserve (“Fed”) rate increases. While increased growth and inflation could speed the Fed’s path to higher rates, trade wars could have the opposite effect. It is too early to predict if tax reform would have an impact on municipal bonds, though we are closely following potentially damaging legislation being discussed by the administration. Additionally, lower income tax rates could also reduce the value of the municipal tax exemption, but this impact should be small. An Affordable Care Act (“ACA”) repeal could adversely affect healthcare credits and state budgets. There are estimates that state and local revenues could decline by over $20 billion between 2019 and 2023 if the ACA were repealed without a replacement.

Fed Chairman Yellen said that more interest rate increases would be appropriate if the US economy meets the central bank outlook of gradually rising inflation and tighter labor markets. The market seems to expect a March increase. We believe that another increase during the first half is likely. We plan to maintain a relatively short duration in the Portfolio until we see more clarity on legislative plans, and in particular, the details on tax reform that President Trump says are forthcoming.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MUNICIPAL BOND PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Connecticut State Special Tax Revenue, 5.00%, 8/1/27	5.8%
New Jersey Turnpike Authority, 5.00%, 1/1/31	5.2%
Gwinnett County School District, 5.00%, 8/1/20	5.1%
State of Wisconsin, 5.00%, 5/1/19	4.9%
State of Minnesota, 5.00%, 8/1/24	4.8%
Texas A&M University System of Board of Rights Revenue Refinancing, 5.00%, 5/15/24	4.8%
San Diego Unified School District, 5.00%, 7/1/28	4.7%
Washington State University, 5.00%, 10/1/40	4.5%
County of New Castle DE, 4.00%, 7/15/21	4.4%
Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	4.4%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

The Lipper General Municipal Debt Funds Index consist of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit rating. Indexes are not managed and it is not possible to invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: CLS Investments, LLC, Omaha, Nebraska

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class A and C)
2/28/17	0.01%

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Ten Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 - 2/28/17*	3/1/07 - 2/28/17*	1/4/99 - 2/28/17*	2/14/06 - 2/28/17*
Class A
With Sales Charge	0.00%	0.01%	-1.15%	-0.18%	NA	0.00%
Without Sales Charge	0.00%	0.01%	0.01%	0.41%	NA	0.53%
Class C
With Sales Charge	-1.00%	-0.99%	0.01%	0.43%	1.18%	NA
Without Sales Charge	0.00%	0.01%	0.01%	0.43%	1.18%	NA

¹	The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratios as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, are 1.34% and 1.91% for the A and C Classes, respectively.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

JAMES ALPHA MACRO PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 -2/28/17	3/1/12 – 2/28/17*	2/1/11 – 2/28/17*	1/5/12 – 2/28/17*
Class A
With Sales Charge	-7.35%	-12.13%	-2.55%	-1.62%	NA
Without Sales Charge	-1.71%	-6.79%	-1.38%	-0.66%	NA
Class C
With Sales Charge	-2.97%	-8.33%	-2.11%	NA	-2.00%
Without Sales Charge	-1.99%	-7.40%	-2.11%	NA	-2.00%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, is 2.33% and 3.08% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by investing all or substantially all of its assets in the following market sectors (“Sectors”): commodities; global inflation-linked bonds; event-linked securities; global equities; emerging market bonds; emerging market currencies; high-yield bonds, quantitative, and global macro. The Manager allocates the Portfolio’s assets across the Sectors based on the Manager’s forecasted return and risk characteristics for each Sector. The Portfolio may invest no more than 33% of its assets in any single Sector at the time of initial investment or as a result of a rebalancing, although actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements.

PORTFOLIO ADVISER COMMENTARY

In general, 2016 was a strong year for stocks. Equally noteworthy were rising long-term interest rates. Yields on several European sovereign bonds rose during the latter half of 2016 due largely to political uncertainty. In December, the euro slipped to its lowest level in quite some time versus the US dollar. A surprise announcement from the Organization of Petroleum Exporting Countries (OPEC) of oil production cuts boosted oil prices.

We believe a multitude of events that are taking shape in 2017 will lead to elevated uncertainty and higher capital market volatility over the coming year. Events such as elections in Germany and France and diverging central bank policies, with the US likely looking at higher policy rates while much of the rest of the world continues to ease.

During the semi-annual period ended February 28, 2017, many long-term macro investing trends were broken, most notably the extended bull market in US interest rates as well as an uptick in commodity prices. Those trend reversals led to a difficult investing environment for the James Alpha Macro Portfolio, and resulted in negative performance for some of the important trend-following commodity trading advisor strategies which drive a large portion of global macro returns.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MACRO PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Total International Bond ETF	14.3%
AQR Managed Futures Strategy Fund	6.2%
Altegris Futures Evolution Strategy Fund	5.3%
SPDR Barclays Euro High Yield Bond UCITS ETF	4.4%
iShares JP Morgan USD Emerging Markets Bond ETF	2.9%
AdvisorShares STAR Global Buy-Write ETF	2.8%
VanEck Vectors Emerging Markets High Yield Bond ETF	1.8%
Guggenheim S&P 500 Equal Weight ETF	1.8%
iShares S&P GSCI Commodity Indexed Trust	1.6%
iShares MSCI EAFE ETF	1.4%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition*

Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Advised by: Ascent Investment Advisors, LLC, Greenwood Village, Colorado

Objective: The Portfolio seeks total return consisting of current income and capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Five Year:	Inception:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	3/1/12 – 2/28/17*	10/26/09 – 2/28/17*	1/5/12 – 2/28/17*
Class A
With Sales Charge	-1.99%	11.40%	8.03%	9.13%	NA
Without Sales Charge	3.99%	18.18%	9.32%	10.26%	NA
Class C
With Sales Charge	2.68%	16.36%	8.74%	NA	10.37%
Without Sales Charge	3.66%	17.36%	8.74%	NA	10.37%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, is 2.02% and 2.77% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Sub-Adviser uses both a quantitative screening process and a qualitative stock selection process when selecting securities for investment by the Portfolio. Quantitative Screening Process: The Sub-Adviser and Green Street Advisors have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Sub-Adviser uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 80 qualifying securities for evaluation by the Sub-Adviser (“Qualifying Securities”). Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors. Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Sub-Adviser in determining appropriate investments for the Portfolio. The Sub-Adviser selects the top 40 to 50 securities from among the approximately 80 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule, tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space. The Sub-Adviser may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Model.

PORTFOLIO ADVISER COMMENTARY

Despite continued improvement in fundamentals and solid earnings growth during the semi-annual period ended February 28, 2017, real estate stock prices in general were initially flat as fears of rising interest rates and uncertainty over the outcome of the US presidential election weighed on investors’ confidence. The outcome of the election in early November seemed to boost investors’ expectations for increased stimulus spending, tax reform and reduction of various regulatory burdens. We expect returns in the low double digits for property stocks in the year ahead. Economic growth continues at a moderate pace, but any improvement is increasingly dependent on government fiscal policy measures and less so on continued central bank monetary policy. We believe that at least some of President Trump’s pro-growth policy agenda will be enacted, and expect the economic and real estate cycles to remain in a prolonged recovery stage. The still-slow pace of economic growth, subdued development starts, a low inflation/low interest rate environment, and a wide spread between yields on real estate and high quality bonds could justify continued investor demand for real estate. We estimate that listed property companies globally trade at an 11% discount to our estimates of the private market value of the real estate they own, thus our belief that commercial real estate is “on sale” in the listed markets. While a move higher in short-term interest rates typically causes difficulty for yield-sensitive asset classes, including the listed property company sector, history suggests that property company shares can potentially benefit from the underlying forces that cause these rates to move higher: economic growth that drives more demand for commercial space. The general conclusion is that listed real estate can conceivably generate positive returns during periods of rising interest rates, though patient investing is required.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Colony NorthStar, Inc.	5.1%
CyrusOne, Inc.	4.0%
Nippon Building Fund, Inc.	3.5%
Klepierre	3.2%
Park Hotels & Resorts, Inc.	3.1%
Extra Space Storage, Inc.	2.8%
ClubCorp Holdings, Inc.	2.7%
Mid-America Apartment Communities, Inc.	2.7%
New York REIT, Inc.	2.6%
Ellington Financial LLC	2.5%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments.

Portfolio Composition *

The FTSE EPRA/NAREIT Developed Net Index Series is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide long-term capital appreciation as its primary objective, with a secondary objective of providing income for its shareholders.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Inception:
	9/1/16 - 2/28/17	3/1/16 - 2/28/17	9/29/14 - 2/28/17*
Class A
With Sales Charge	-1.97%	9.83%	-3.48%
Without Sales Charge	3.98%	16.58%	-1.08%
Class C
With Sales Charge	2.58%	14.56%	-1.79%
Without Sales Charge	3.58%	15.56%	-1.79%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, is 3.90% and 4.61% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The principal investment strategies that will be employed by the Portfolio include the following: (i) Equity Strategies- the Portfolio will seek equity exposure using a combination of investment strategies that may include long-only strategies and long/short equity strategies; (ii) Merger Arbitrage Strategies- the Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations; (iii) Real Estate-Related Strategies- the Portfolio’s real-estate related strategy is to invest, either directly or through other investment companies, in publicly traded real estate investment trusts (“REITs”), including REIT preferred stock, and securities of other publicly traded real estate and real estate-related companies; and (iv) Master Limited Partnership (MLP) Strategies- the Portfolio will invest up to 25% of its assets in publicly traded MLP investments and exchange-traded notes (ETNs) that track MLPs. The Portfolio may invest in companies of any size (from micro-cap to large-cap) in each of its investment strategies. While the Portfolio may generally invest in foreign securities without limitation, the Portfolio will limit its investments in emerging markets securities to 25% of the Portfolio’s assets.

PORTFOLIO ADVISER COMMENTARY

The semi-annual period ended February 28, 2017 was punctuated by capital markets caught off guard due to the unexpected Trump victory in the November US election. Markets post-election largely reacted with optimism that more spending, and less regulation and taxes, could benefit companies. Anticipation of a more positive business environment with less regulation, lower taxes and increased infrastructure spending drove certain stock sectors higher, such as Financials, Telecom Services, Materials, and Industrials. Interest rate sensitive sectors came under pressure. The Portfolio’s Energy and related infrastructure companies performed well as oil prices increased and likely because the incoming administration is viewed as less likely to heavily regulate the Energy sector. The major US stock indexes generally performed well in this environment.

Central bank policies will likely continue to diverge in 2017 as the US goes down the path of higher policy rates while most of the rest of the world continues to ease. Global interest rates started moving higher at the end of 2016 and we believe the pressure will be on rates to continue to increase in 2017. Merger arbitrage is often an effective hedge in a rising interest rate environment. In a common merger arbitrage positioning, investors ‘lock’ the spread between the announced deal price and the target company’s current trading price. The size of potential profit is comprised of the deal completion risk (e.g., regulatory approvals, shareholder votes, financing, etc.) plus the short term risk-free interest rate until the deal closes. As short term rates rise so does the expected return potential of the strategy.

In 2017, we expect moderate global growth could offset the interest rate sensitivity of real estate, and that the MLP sector recovery will continue. Small cap sectors could perform well based on improving consumer sentiment and potentially pro-growth legislative policy. We maintain the Portfolio’s merger arbitrage position in an attempt to offset its interest rate sensitive income oriented investments.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Energy Transfer Partners LP	2.9%
SPDR Bloomberg Barclays Convertible Securities ETF	2.6%
Emerge Energy Services LP	2.4%
James Alpha Hedged High Income Portfolio, Cl. I	2.4%
WisdomTree High Dividend Fund	2.4%
Noble Midstream Partners LP	2.4%
Alerian MLP ETF	2.3%
NXP Semiconductors NV	2.3%
Semper MBS Total Return Fund	2.3%
Targa Resources Corp.	2.0%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments and short-sales.

Portfolio Composition*

The S&P 500™ Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide capital appreciation as its primary objective.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Inception:
	9/1/16 – 2/28/17	3/1/16 – 2/28/17	7/31/15 – 2/28/17*
Class A
With Sales Charge	-3.22%	2.00%	-2.21%
Without Sales Charge	2.72%	8.27%	1.53%
Class C
With Sales Charge	1.43%	6.54%	0.86%
Without Sales Charge	2.43%	7.54%	0.86%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, is 2.60% and 3.33% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the S&P 500® Index and to enhance these returns through the use of leverage. The Portfolio will achieve exposure to S&P 500® Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks. The Portfolio’s Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices. The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio intends to borrow money to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the S&P 500® Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% its assets. The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk, the time to expiration of options, the rate that options lose value as they near maturity, the risk of gain or loss resulting from changes in volatility, and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

PORTFOLIO ADVISER COMMENTARY

During the semi-annual period ended February 28, 2017, the Portfolio was successful in reducing relative volatility. The Portfolio’s construction and short call component is built as an attempt to offer solid upside performance during methodical up-moves by equity markets. Sharper moves up, like those we experienced following the US election, are more difficult environments for the Portfolio. Additionally, the Portfolio seeks to provide protection from excessive market drawdowns by deploying a covered call strategy. Our managed risk approach attempts to reduce the risk of a large drawdown, offer more stable equity returns and benefit from the effects of compounding returns over a full market cycle.

Looking forward, the US economy is seemingly in a tug of war between President Trump’s supply-side economic policy and a rising interest rate environment. The market’s post-election rally may be pricing in excessive optimism regarding Trump’s ability to drive reform. Although we have potential for significant economic expansion, the US is in a vulnerable position should policy underwhelm or experience resistance. The Federal Reserve is shifting to a more hawkish stance and there is an increasing risk that further rate hikes overshoot economic performance.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
SPDR S&P 500 ETF Trust	98.6%

*	Based on total net assets as of February 28, 2017.

**	Based on total investments as of February 28, 2017.

Excludes short-term investments and written options.

Portfolio Composition**

The S&P 500™ Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide capital appreciation as its primary objective.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Inception:
	9/1/16 – 2/28/17	3/1/16 – 2/28/17	7/31/15 – 2/28/17*
Class A
With Sales Charge	-4.37%	6.64%	-5.06%
Without Sales Charge	1.47%	13.15%	-1.43%
Class C
With Sales Charge	0.06%	11.34%	-2.10%
Without Sales Charge	1.06%	12.34%	-2.10%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, is 2.82% and 3.46% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the MSCI Emerging Markets Index and to enhance these returns through the use of leverage. The Portfolio will achieve exposure to MSCI Emerging Markets Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks. The Portfolio’s Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices. The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the MSCI Emerging Markets Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% its assets. The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk, the time to expiration of options, the rate that options lose value as they near maturity, the risk of gain or loss resulting from changes in volatility, and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

PORTFOLIO ADVISER COMMENTARY

During the semi-annual period ended February 28, 2017, the Portfolio was successful in mitigating relative volatility. Looking forward, there may be increasing risk to emerging market economies. Policy shifts coming from US, European, and Japanese central banks causing higher rates globally may lead to capital flight out of emerging economies and into safer domestic markets. With the Organization of Petroleum Exporting Countries (OPEC) potentially cutting production and US producers expanding, the uncertainty of future oil prices is also a driving force for emerging markets volatility. In addition, a significantly stronger dollar poses risks to emerging markets. These risks may be much greater than the market is pricing. The Portfolio will continue in its attempt to offer protection during excessive market downsides.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
iShares MSCI Emerging Markets ETF	91.2%

*	Based on total net assets as of February 28, 2017.

**	Based on total investments as of February 28, 2017.

Excludes short-term investments and written options.

Portfolio Composition**

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 830 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide high current income as its primary objective.

Total Aggregate Return for the Period Ended February 28, 2017
	Six Months:	One Year:	Inception:
	9/1/16 – 2/28/17	3/1/16 – 2/28/17	12/31/13 – 2/28/17*
Class A
With Sales Charge	0.08%	9.09%	1.27%
Without Sales Charge	5.91%	15.49%	3.09%
Class C
With Sales Charge	4.61%	13.82%	2.44%
Without Sales Charge	5.61%	14.82%	2.44%

*	Annualized performance for periods greater than one years.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2016, is 3.69% and 4.40% for the A and C Classes, respectively.

PORTFOLIO ADVISOR COMMENTARY

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only and hedging strategies. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase. It is expected that the Portfolio will keep its average duration equal to or below three years. Hedging strategies are used by the Portfolio in an attempt to mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for currency and interest rate hedging purposes. The Portfolio will invest its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The principal investment strategies that may be employed by the Portfolio include the following: (i) Senior Loan Floating Rate Strategy- the senior loan floating rate strategy concentrates on investment opportunities in senior-secured and second-lien loans and bonds; (ii) Short Duration High Yield Strategy- the short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility; and (iii) Relative Value Long/Short Debt Strategy- the relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities. Proprietary research tools include credit spread analysis. One or more of the above strategies may be achieved through investments in ETFs and other registered investment companies instead of direct investments. The Manager’s investment process is based on a consultative four step approach: 1) Asset Allocation – Defining objectives and constraints, determining asset classes, and determining strategic weightings based on objectives and constraints; 2) Manager Research – Sourcing and vetting investment managers; 3) Risk Management – Identifying, characterizing, and assessing portfolio risks, and suggesting ways to reduce risk; and 4) Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

PORTFOLIO ADVISER COMMENTARY

Fixed income generally struggled as rates surged higher in the fourth quarter of 2016. Although the expected infrastructure spending program touted by the Trump administration is likely positive news for stocks, more government projects could also be inflationary; this potential inflation has been partially responsible for rising yields and falling bond prices. Furthermore, the Federal Reserve (Fed) raised policy rates in December. As a result, the yield on the 10-year US Treasury rose roughly 85 basis points. High-yield bonds, which often trade more closely to stocks, were the exception in fixed income as they enjoyed positive quarterly results and strong gains in 2016. 2017 has started on better footing for bonds. Yields have shown some volatility, but for

INVESTMENT REVIEW (Continued)

the most part they have remained rather range bound. Similar to 2016, high yield bonds and emerging market debt have been the clear leaders in fixed income in early 2017, but gains have been enjoyed across the board for most bond sectors.

Many market participants expect a more business friendly public policy environment upcoming in 2017, and economic data continues to look solid. We expect that incoming data will be supportive of the Fed increasing policy rates in 2017, though we think policy makers will be cautious when it comes to increasing rates, and believe they would rather err on the side of not raising rates versus raising them too quickly. Nevertheless, we think two or three rate hikes in 2017 is a reasonable expectation at this point.

The Portfolio is looking to maintain a cautious positioning with short duration and hedging in place. We believe that the high yield market is fully priced and are positioning the Portfolio for a correction, which could provide a chance to find fresh opportunity in the sector.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
American Beacon Sound Point Floating Rate Income Fund	10.1%
Boardriders SA, 8.875%, 7/15/17	2.8%
Broadview Networks Holdings, Inc., 10.500%, 11/15/17	2.7%
Creditcorp, 12.000%, 7/15/18	1.9%
Nebraska Book Holdings, Inc., 8.000%, 9/19/20	1.8%
Alaska Communications Systems Group, Inc., 6.250%, 5/1/18	1.8%
HT Intermediate Holdings Corp., 12.000%, 5/15/19	1.8%
4finance SA, 11.750%, 8/14/19	1.8%
ION Geophysical Corp., 8.125%, 5/15/18	1.7%
Real Alloy Holding, Inc., 10.000%, 1/15/19	1.7%

*	Based on total net assets as of February 28, 2017.

Excludes short-term investments and futures.

Portfolio Composition*

The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.8%
	AIRLINES - 4.1%
16,150	Delta Air Lines, Inc.	$806,369

	BANKS - 6.0%
6,125	State Street Corp.	488,224
3,675	SVB Financial Group *	701,521
		1,189,745
	BIOTECHNOLOGY - 7.1%
8,025	Celgene Corp. *	991,168
5,725	Gilead Sciences, Inc.	403,498
		1,394,666
	CHEMICALS - 3.4%
10,700	Dow Chemical Co.	666,182

	COMMERCIAL SERVICES - 4.6%
20,300	AerCap Holdings NV *	919,590

	DISTRIBUTION/WHOLESALE - 3.2%
14,800	HD Supply Holdings, Inc. *	636,400

	DIVERSIFIED FINANCIAL SERVICES - 9.7%
9,575	Discover Financial Services	681,166
14,350	FNF Group	550,036
19,250	Synchrony Financial	697,620
		1,928,822
	ENVIRONMENTAL CONTROL - 1.9%
23,712	Covanta Holding Corp. +	384,134

	FOOD - 2.0%
10,000	Lamb Weston Holdings, Inc. *	391,900

	HOME BUILDERS - 3.6%
14,450	Lennar Corp.	705,015

	HOME FURNISHINGS - 1.9%
8,100	Tempur Sealy International, Inc. * +	374,139

	INSURANCE - 6.6%
4,688	Chubb Ltd.	647,741
12,625	MetLife, Inc.	662,055
		1,309,796
	LEISURE TIME - 4.2%
8,600	Royal Caribbean Cruises Ltd.	826,460

	OIL & GAS - 7.6%
6,600	Anadarko Petroleum Corp.	426,690
11,025	EQT Corp.	660,287
6,350	Occidental Petroleum Corp.	416,243
		1,503,220
	PACKAGING & CONTAINERS - 3.7%
14,725	Berry Plastics Group, Inc. *	741,109

	PHARMACEUTICALS - 8.6%
3,200	Allergan PLC	783,424
5,125	Shire PLC - ADR	926,087
		1,709,511

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	REAL ESTATE - 3.3%
23,400	Realogy Holdings Corp.	$648,180

	REIT - 4.1%
25,158	Gaming and Leisure Properties, Inc.	805,056

	RETAIL - 2.9%
4,750	CVS Health Corp.	382,755
2,600	Dollar General Corp.	189,852
		572,607
	TELECOMMUNICATIONS - 9.3%
22,375	ARRIS International PLC *	577,275
15,500	CommScope Holding Co., Inc. *	589,775
21,325	Zayo Group Holdings, Inc. *	672,164
		1,839,214

	TOTAL COMMON STOCK (Cost - $18,318,587)	19,352,115

	SHORT-TERM INVESTMENTS - 0.3%
46,509	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $46,509)	46,509

Principal
	COLLATERAL FOR SECURITIES LOANED - 3.9%
	REPURCHASE AGREEMENTS - 3.9%
$773,290	RBC Dominion Securities, Inc. Repo, 0.51%, due 03/01/17 with a full maturity value of $787,035
	(Collateralized by $127,912 Fannie Mae, 3.000% to 7.000% due 3/13/37 to 7/1/46, aggregate market value plus accrued interest $128,301; collateralized by $33,911 Freddie Mac, 3.000% to 4.500% due 11/1/42 to 2/1/47, aggregate market value plus accrued interest $34,004; collateralized by $622,710 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 1/20/47, aggregate market value plus accrued interest $624,438; and collateralized by $2,502 U.S. Treasury Bonds and Notes, 1.500% to 4.375%, due 10/31/19 to 11/15/45, aggregate market value plus accrued interest $2,517)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $773,290)	773,290

	TOTAL INVESTMENTS - 102.0% (Cost - $19,138,386) (a)	$20,171,914

	OTHER ASSETS AND LIABILITIES - (2.0)%	(386,780)

	NET ASSETS - 100.0%	$19,785,134

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depository Receipt

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $19,264,365 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,938,885
Unrealized depreciation:	(1,031,336)
Net unrealized appreciation:	$907,549

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 98.2%
	AEROSPACE/DEFENSE - 2.0%
12,630	Spirit AeroSystems Holdings, Inc. - Cl. A	$778,134

	AUTO PARTS & EQUIPMENT - 2.1%
5,670	Lear Corp.	805,083

	BEVERAGES - 2.1%
8,640	Dr. Pepper Snapple Group, Inc.	807,322

	BIOTECHNOLOGY - 4.6%
6,070	Amgen, Inc.	1,071,537
5,500	Celgene Corp. *	679,305
		1,750,842
	CHEMICALS - 2.8%
2,290	EI du Pont de Nemours & Co.	179,857
2,390	LyondellBasell Industries NV	218,064
1,890	Monsanto Co.	215,139
1,990	PPG Industries, Inc.	203,836
2,190	Praxair, Inc.	259,975
		1,076,871
	COMMERCIAL SERVICES - 4.4%
6,290	United Rentals, Inc. *	805,309
13,030	Vantiv, Inc. - Cl. A *	851,901
		1,657,210
	COMPUTERS - 3.9%
10,740	Apple, Inc.	1,471,273

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
10,050	MasterCard, Inc.	1,110,123
16,110	SEI Investments Co.	811,138
13,300	TD Ameritrade Holding Corp.	520,030
		2,441,291
	FOOD - 5.9%
18,010	ConAgra Foods, Inc.	742,192
5,870	Ingredion, Inc.	709,624
15,110	Sysco Corp.	796,599
		2,248,415
	HEALTHCARE-PRODUCTS - 9.3%
6,660	Align Technology, Inc. *	684,382
16,210	Baxter International, Inc.	825,413
1,190	CR Bard, Inc.	291,836
19,180	Hologic, Inc. *	778,324
6,560	IDEXX Laboratories, Inc. *	950,806
		3,530,761
	HEALTHCARE-SERVICES - 1.5%
7,460	Quinitles IMS Holdings, Inc. *	577,329

	INTERNET - 12.4%
517	Alphabet, Inc. *	425,600
513	Alphabet, Inc. - Cl. A *	433,449
1,429	Amazon.com, Inc. *	1,207,562
5,390	F5 Networks, Inc. *	772,225
13,753	Facebook, Inc. - Cl. A *	1,864,082
		4,702,918

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 98.2% (Continued)
	LODGING - 1.5%
10,530	Las Vegas Sands Corp.	$557,564

	MACHINERY-DIVERSIFIED - 2.5%
20,090	BWX Technologies, Inc.	932,980

	MEDIA - 1.0%
3,380	Dish Network Corp. *	209,560
1,700	Walt Disney Co.	187,153
		396,713
	MISCELLANEOUS MANUFACTURING - 3.5%
15,320	AO Smith Corp.	771,515
4,270	Illinois Tool Works, Inc.	563,683
		1,335,198
	PHARMACEUTICALS - 1.8%
9,750	Express Scripts Holding Co. *	688,837

	REITS - 2.1%
1,890	American Tower Corp	216,953
1,190	Crown Castle International Corp.	111,301
300	Equinix, Inc.	112,821
600	Public Storage	136,476
1,190	Simon Property Group, Inc.	219,436
		796,987
	RETAIL - 12.4%
9,540	Home Depot, Inc.	1,382,441
9,050	McDonald’s Corp.	1,155,232
13,230	Nordstrom, Inc.	617,312
1,780	O’Reilly Automotive, Inc. *	483,644
12,000	Ross Stores, Inc.	822,960
3,680	Yum! Brands, Inc.	240,378
		4,701,967
	SHIPBUILDING - 2.1%
3,690	Huntington Ingalls Industries, Inc.	806,265

	SOFTWARE - 9.1%
8,050	Adobe Systems, Inc. *	952,637
2,700	Akamai Technologies, Inc. *	169,020
8,500	Citrix Systems, Inc. *	671,075
13,543	Microsoft Corp.	866,481
8,850	VMware, Inc. * +	795,526
		3,454,739
	TELECOMMUNICATIONS - 4.8%
17,400	CommScope Holding Co., Inc. *	662,070
—	LogMeIn, Inc.	44
9,650	Motorola Solutions, Inc.	762,060
6,170	T-Mobile US, Inc. *	385,810
		1,809,984

	TOTAL COMMON STOCK (Cost - $33,044,905)	37,328,683

	SHORT-TERM INVESTMENTS - 1.7%
638,535	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $638,535)	638,535

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 0.7%
	REPURCHASE AGREEMENTS - 0.7%
	RBC Dominion Securities, Inc. Repo, 0.51%, due 03/01/17 with a full maturity value of $260,906
$256,133	(Collateralized by $42,403 Fannie Mae, 3.000% to 7.000% due 3/13/37 to 7/1/46, aggregate market value plus accrued interest $42,533; collateralized by $11,242 Freddie Mac, 3.000% to 4.500% due 11/1/42 to 2/1/47, aggregate market value plus accrued interest $11,272; collateralized by $206,432 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 1/20/47, aggregate market value plus accrued interest $207,005; and collateralized by $829 U.S. Treasury Bonds and Notes, 1.500% to 4.375%, due 10/31/19 to 11/15/45, aggregate market value plus accrued interest $834)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $256,133)	$256,133

	TOTAL INVESTMENTS - 100.6% (Cost - $33,939,573) (a)	$38,223,351

	OTHER ASSETS AND LIABILITIES - (0.6)%	(229,061)

	NET ASSETS - 100.0%	$37,994,290

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $33,957,822 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,729,235
Unrealized depreciation:	(463,706)
Net unrealized appreciation:	$4,265,529

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 96.7%
	ADVERTISING - 1.0%
6,125	Interpublic Group of Cos., Inc.	$147,612

	BANKS - 5.1%
5,875	Chemical Financial Corp.	312,961
11,225	Huntington Bancshares, Inc.	158,721
5,250	PacWest Bancorp	289,275
		760,957
	BUILDING MATERIALS - 1.8%
8,075	Caesar Stone SDot-Yam Ltd. * +	269,705

	COMMERCIAL SERVICES - 7.9%
4,475	Global Payments, Inc.	356,613
5,525	Grand Canyon Education, Inc. *	339,125
2,385	Hertz Global Holdings, Inc. *	54,187
4,425	KAR Auction Services, Inc.	198,328
5,825	ServiceMaster Global Holdings, Inc. *	232,010
		1,180,263
	COMPUTERS - 5.0%
1,975	CACI International, Inc. - Cl. A *	247,665
2,700	Check Point Software Technologies Ltd. * +	267,057
4,725	NCR Corp. *	227,131
		741,853
	DISTRIBUTION/WHOLESALE - 1.7%
6,050	HD Supply Holdings, Inc. *	260,150

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
1,125	Alliance Data Systems Corp.	273,352
2,825	Nasdaq, Inc.	200,886
4,500	SEI Investments Co.	226,575
9,775	Synchrony Financial	354,246
		1,055,059
	ELECTRICAL COMPONENTS & EQUIPMENTS - 1.0%
1,250	Hubbell, Inc.	148,275

	FOOD SERVICES - 2.0%
8,325	Aramark	297,536

	HAND/MACHINE TOOLS - 3.4%
12,875	Milacron Holdings Corp. *	233,810
1,650	Snap-on, Inc.	279,956
		513,766
	HEALTHCARE-PRODUCTS - 1.1%
5,900	VWR Corp. *	165,790

	HEALTHCARE-SERVICES - 7.5%
2,975	Centene Corp. *	209,738
5,575	Envision Healthcare Corp.	390,250
4,575	MEDNAX, Inc. *	325,694
2,455	Quintiles IMS Holdings, Inc. *	189,992
		1,115,674

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 96.7% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 1.4%
2,650	Avery Dennison Corp.	$213,882

	HOUSEWARES - 2.5%
7,651	Newell Brands, Inc.	375,129

	INSURANCE - 9.7%
7,650	Arthur J Gallagher & Co.	435,667
4,025	Athene Holding Ltd.	209,179
6,725	First American Financial Corp.	262,746
4,425	Hartford Financial Services Group, Inc.	216,338
2,550	Reinsurance Group of America, Inc.	331,653
		1,455,583
	INTERNET - 1.2%
6,825	RingCentral, Inc. - Cl. A *	182,228

	INVESTMENT COMPANIES - 2.9%
24,246	Ares Capital Corp.	430,366

	IRON/STEEL - 2.0%
3,525	Reliance Steel & Aluminum Co.	298,391

	MINING - 1.5%
27,400	Constellium NV - Cl. A *	223,310

	MISCELLANEOUS MANUFACTURING - 1.9%
4,900	Pentair PLC	284,494

	OIL & GAS - 5.0%
5,925	Continental Resources, Inc. * +	267,810
14,250	QEP Resources, Inc.	196,080
22,600	WPX Energy, Inc. *	291,540
		755,430
	OIL & GAS SERVICES - 1.8%
1,850	Baker Hughes, Inc.	111,518
7,075	Forum Energy Technologies *	153,528
		265,046
	PACKAGING & CONTAINERS - 3.4%
5,500	Crown Holdings, Inc. *	294,745
2,325	Packaging Corp. of America	214,900
		509,645
	PHARMACEUTICALS - 2.5%
8,125	Catalent, Inc. *	233,188
7,725	Endo International PLC *	105,446
1,150	Premier, Inc. - Cl. A *	36,144
		374,778
	REITS - 3.8%
3,150	CyrusOne, Inc.	160,335
24,075	New Residential Investment Corp.	406,145
		566,480

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 96.7% (Continued)
	RETAIL - 1.9%
1,675	PVH Corp.	$153,430
1,975	Signet Jewelers Ltd. +	125,590
		279,020
	SAVINGS & LOANS - 2.3%
23,800	Investors Bancorp, Inc.	348,194

	SEMICONDUCTORS - 1.5%
9,400	Micron Technology, Inc. *	220,336

	SOFTWARE - 3.6%
5,175	Fidelity National Information Services, Inc.	425,747
1,025	Fiserv, Inc. *	118,285
		544,032
	TELECOMMUNICATIONS - 1.0%
3,950	CommScope Holding Co., Inc. *	150,298

	TEXTILES - 2.3%
1,500	Mohawk Industries, Inc. *	339,540

	TOTAL COMMON STOCK (Cost - $11,257,853)	14,472,822

	EXCHANGE TRADED FUND - 1.6%
	EQUITY FUND - 1.6%
2,900	iShares Russell Mid-Cap Value ETF
	(Cost - $236,389)	243,629

	SHORT-TERM INVESTMENTS - 1.3%
188,658	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $188,658)	188,658

Principal
	COLLATERAL FOR SECURITIES LOANED - 5.6%
	REPURCHASE AGREEMENTS - 3.8%
$570,269	RBC Dominion Securities, Inc. Repo, 0.51%, due 03/01/17 with a full maturity value of $580,255
	(Collateralized by $94,305 Fannie Mae, 3.000% to 7.000% due 3/1/37 to 7/1/46, aggregate market value plus accrued interest $94,592; collateralized by $25,002 Freddie Mac, 3.000% to 4.500% due 11/1/42 to 2/1/47, aggregate market value plus accrued interest $25,070; collateralized by $459,103 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 1/20/47, aggregate market value plus accrued interest $460,377; and collateralized by $1,845 U.S. Treasury Bonds and Notes, 1.500% to 4.375%, due 10/31/19 to 11/15/45, aggregate market value plus accrued interest $1,856)
	(Cost - $570,269)	570,269

	U.S. GOVERNMENT - 1.8%
130,705	U.S. Treasury Bills, 0.000%, 3/16/17-5/18/17	130,595
51,001	U.S. Treasury Bonds, 3.000%, 5/15/45	51,450
4,481	U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	4,782
86,968	U.S. Treasury Notes, 0.875%-2.125%, 9/15/19-6/30/22	86,439
	(Cost - $273,266)	273,266

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $843,535)	843,535

	TOTAL INVESTMENTS - 105.2% (Cost - $12,526,435) (a)	$15,748,644

	OTHER ASSETS AND LIABILITIES - (5.2)%	(785,697)

	NET ASSETS - 100.0%	$14,962,947

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2017

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,768,083 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,589,050
Unrealized depreciation:	(608,489)
Net unrealized appreciation:	$2,980,561

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.0%
	AGRICULTURE - 0.7%
2,920	Limoneira Co.	$53,640

	AIRLINES - 0.7%
1,030	Hawaiian Holdings, Inc. *	50,109

	AUTO MANUFACTURERS - 0.8%
2,980	Wabash National Corp.	63,027

	AUTO PARTS & EQUIPMENT - 0.3%
3,780	Spartan Motors, Inc.	25,137

	BANKS - 11.4%
2,290	1st Source Corp.	106,966
1,380	Bank of the Ozarks, Inc.	75,527
2,980	CenterState Banks, Inc.	73,636
2,230	Fidelity Southern Corp.	52,561
12,950	First BanCorp *	82,621
1,490	First Financial Corp.	69,210
3,720	First Midwest Bancorp, Inc.	90,880
630	Independent Bank Corp.	40,950
1,430	LegacyTexas Financial Group, Inc.	60,904
1,090	Pinnacle Financial Partners, Inc.	75,646
2,010	S&T Bancorp, Inc.	71,536
920	UMB Financial Corp.	72,514
		872,951
	BIOTECHNOLOGY - 1.3%
1,150	Ionis Pharmaceuticals, Inc. * +	57,235
1,380	Theravance Biopharma, Inc.* +	42,256
		99,491
	BUILDING MATERIALS - 2.6%
1,660	AAON, Inc. +	55,859
2,010	Louisiana-Pacific Corp. *	47,396
1,260	Masonite International Corp. *	98,406
		201,661
	CHEMICALS - 1.7%
19,820	Codexis, Inc. * +	81,262
690	Stepan Co.	52,171
		133,433
	COAL - 1.0%
7,790	SunCoke Energy, Inc.	75,953

	COMMERCIAL SERVICES - 7.2%
1,260	AMN Healthcare Services, Inc. *	51,849
4,760	CBIZ, Inc. *	63,308
1,490	Grand Canyon Education, Inc. *	91,456
740	Insperity, Inc.	61,605
7,960	Neff Corp. *	124,176
8,930	LendingTree, Inc. * +	101,824
3,490	Resources Connection, Inc.	58,981
		553,199

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	COMPUTERS - 7.5%
1,890	Barracuda Networks, Inc. *	$44,717
400	CACI International, Inc. - Cl. A *	50,160
6,240	Carbonite, Inc. *	121,368
4,240	Insight Enterprises, Inc. *	179,606
1,380	Mercury Systems, Inc. +	51,557
1,430	Science Applications International Corp.	124,367
		571,775
	DISTRIBUTION/WHOLESALE - 1.7%
1,600	Anixter International, Inc. *	133,280

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
2,860	Greenhill & Co., Inc	84,513
2,010	Stifel Financial Corp.	108,460
		192,973
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
860	Littelfuse, Inc.	138,847

	ELECTRONICS - 6.9%
2,750	Applied Optoelectronics, Inc. *	126,280
920	Coherent, Inc. *	167,974
860	Rogers Corp. *	70,959
2,180	Stoneridge, Inc. *	36,820
460	SYNNEX Corp.	53,783
4,470	TTM Technologies, Inc. *	72,235
		528,051
	ENGINEERING & CONSTRUCTION - 1.9%
2,460	Comfort Systems USA, Inc.	93,849
1,320	MasTec, Inc. *	51,810
		145,659
	ENTERTAINMENT - 2.5%
860	Marriott Vacations Worldwide Corp. +	80,780
630	Vail Resorts, Inc.	114,143
		194,923
	ENVIRONMENTAL CONTROL - 0.5%
3,040	Casella Waste Systems, Inc. *	35,507

	FOOD - 1.3%
400	Sanderson Farms, Inc. +	38,016
1,780	SpartanNash Co.	62,122
		100,138
	GAS - 1.0%
1,150	ONE Gas, Inc.	75,383

	HEALTHCARE-PRODUCTS - 2.9%
1,150	Masimo Corp. *	103,914
970	NuVasive, Inc. * +	72,517
2,010	Quidel Corp. *	42,210
		218,641
	HEALTHCARE-SERVICES - 1.9%
1,380	Magellan Health, Inc. *	95,427
1,030	Molina Healthcare, Inc. *	49,965
		145,392
	HOME BUILDERS - 1.3%
1,604	MDC Holdings, Inc. +	46,821
4,180	TRI Pointe Group, Inc. *	49,909
		96,730

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 0.8%
4,580	ACCO Brands Corp. *	$61,372

	INTERNET - 1.5%
970	Proofpoint, Inc. * +	76,407
920	Shutterfly, Inc. *	41,750
		118,157
	LEISURE TIME - 0.6%
4,760	Callaway Golf Co.	48,124

	LODGING - 2.2%
5,960	Belmond Ltd. *	77,182
2,520	ILG, Inc.	47,578
1,780	Monarch Casino & Resort, Inc. *	45,354
		170,114
	MACHINERY-DIVERSIFIED - 2.5%
1,660	Altra Industrial Motion Corp.	64,491
2,350	Gorman-Rupp Co.	73,155
860	Kadant, Inc.	53,234
		190,880
	MACHINERY-DIVERSIFIED - 2.3%
2,660	Liberty Media Corp. - Liberty Formula One - Cl. C *	81,662
3,150	Liberty Media Corp. - Liberty Formula One - Cl. A *	94,847
		176,509
	METAL FABRICATE/HARDWARE - 2.3%
690	RBC Bearings, Inc.	64,377
1,830	Sun Hydraulics Corp.	67,710
970	Worthington Industries, Inc. +	47,578
		179,665
	MINING - 0.5%
6,300	Hecla Mining Co.	35,154

	OIL & GAS - 0.6%
15,530	Denbury Resources, Inc. *	42,086

	PACKAGING & CONTAINERS - 0.7%
2,230	KapStone Paper and Packaging Corp.	50,398

	PHARMACEUTICALS - 1.0%
1,260	PRA Health Sciences, Inc. *	74,353

	PIPELINES - 0.8%
1,720	SemGroup Corp.	60,458

	PRIVATE EQUITY - 0.6%
9,510	Fifth Street Asset Management, Inc.	48,976

	REITS - 4.9%
7,450	Armada Hoffler Properties, Inc.	103,928
170	Ashford Hospitality Prime, Inc.	2,218
2,120	CubeSmart	57,770
2,980	Mack-Cali Realty Corp.	86,867
4,930	PennyMac Mortgage Investment Trust	83,120
1,830	Urstadt Biddle Properties, Inc.	40,772
		374,675

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	RETAIL - 2.9%
1,380	Dave & Buster’s Entertainment, Inc. *	$78,922
800	Jack in the Box, Inc.	74,968
5,960	Tilly’s, Inc.	65,739
		219,629
	SAVINGS & LOANS - 0.8%
3,040	Banc of California, Inc. +	59,128

	SEMICONDUCTORS - 5.1%
4,530	Advanced Micro Devices, Inc. * +	65,504
4,350	DSP Group, Inc. *	45,458
1,490	MKS Instruments, Inc.	97,744
630	Monolithic Power Systems, Inc.	55,421
2,180	Nanometrics, Inc. *	59,318
970	Silicon Laboratories, Inc. *	65,475
		388,920
	SOFTWARE - 3.9%
2,810	Five9, Inc. *	44,707
1,260	Guidewire Software, Inc. *	68,846
1,090	Medidata Solutions, Inc. *	60,953
1,320	SPS Commerce, Inc. *	73,036
860	Take-Two Interactive Software, Inc. *	49,003
		296,545
	TELECOMMUNICATIONS - 1.6%
1,890	Finisar Corp. *	63,277
630	LogMeIn, Inc.	57,803
		121,080
	TOTAL COMMON STOCK (Cost - $6,380,213)	7,422,123

	SHORT-TERM INVESTMENTS - 3.4%
258,276	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $258,276)	258,276

Principal
	COLLATERAL FOR SECURITIES LOANED - 10.9%
	REPURCHASE AGREEMENTS - 4.8%
	RBC Dominion Securities, Inc. Repo, 0.51%, due 03/01/17 with a full maturity value of $375,331
$368,873	(Collateralized by $61,000 Fannie Mae, 3.000% to 7.000% due 3/1/37 to 7/1/46, aggregate market value plus accrued interest $61,186; collateralized by $16,172 Freddie Mac, 3.000% to 4.500% due 11/1/42 to 2/1/47, aggregate market value plus accrued interest $16,216; collateralized by $296,966 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 1/20/47, aggregate market value plus accrued interest $297,790; and collateralized by $1,193 U.S. Treasury Bonds and Notes, 1.500% to 4.375%, due 10/31/19 to 11/15/45, aggregate market value plus accrued interest $1,200) (Cost - $368,873)	368,873

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 10.9% (Continued)
	U.S. GOVERNMENT - 6.1%
40,890	U.S. Treasury Bills, 0.000%, 3/16/17-1/4/18	$40,867
34,031	U.S. Treasury Bonds, 2.500%-6.250%, 5/15/30-11/15/45	33,627
5,265	U.S. Treasury Inflation Indexed Bond, 0.750%-2.375%, 1/15/25-2/15/45	5,982
78,230	U.S. Treasury Inflation Indexed Notes, 0.125%-2.625%, 7/15/17-7/15/26	84,533
303,852	U.S. Treasury Notes, 0.500%-3.125%, 3/31/17-5/15/26	303,630
	(Cost - $468,639)	468,639

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $837,512)	837,512

	TOTAL INVESTMENTS - 111.3% (Cost - $7,476,001) (a)	$8,517,911

	OTHER ASSETS AND LIABILITIES - (11.3)%	(865,176)

	NET ASSETS - 100.0%	$7,652,735

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,477,968 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,220,101
Unrealized depreciation:	(180,158)
Net unrealized appreciation:	$1,039,943

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 98.8%
	AUTO MANUFACTURERS - 2.0%
3,270	Honda Motor Co. Ltd.	$101,712

	AUTO PARTS & EQUIPMENT - 3.5%
310	Continental AG	63,022
1,330	Hella KGaA Hueck & Co.	52,699
2,800	NGK Insulators Ltd.	60,530
		176,251
	BANKS - 14.4%
2,510	Banca Generali SpA	60,793
1,263	BNP Paribas SA	74,122
4,940	Credit Suisse Group AG	74,746
4,100	DBS Group Holdings Ltd.	54,867
10,290	Grupo Financiero Banorte SAB de CV	51,458
6,050	ICICI Bank Ltd. - GDR	49,610
100,390	Lloyds Banking Group PLC	85,829
46,200	Metropolitan Bank & Trust Co.	74,479
3,340	National Australia Bank Ltd.	82,153
3,020	Sumitomo Mitsui Trust Holdings, Inc.	108,819
		716,876
	BEVERAGES - 2.5%
6,530	Coca-Cola Amatil Ltd.	51,416
2,130	Coca-Cola European Partne	73,890
		125,306
	BUILDING MATERIALS - 3.6%
17,420	Boral Ltd.	78,428
2,160	LIXIL Group Corp.	53,131
13,000	Taiheiyo Cement Corp.	45,835
		177,394
	CHEMICALS - 4.0%
1,700	DIC Corp.	62,367
310	LG Chem Ltd.	77,586
525	Solvay SA	61,337
		201,290
	COAL - 0.5%
3,050	Exxaro Resources Ltd.	25,138

	COMMERCIAL SERVICES - 0.8%
2,160	Intertrust NV *	38,968

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
14,127	Arrow Global Group PLC	51,590
3,070	ORIX Corp.	47,966
2,310	Secure Trust Bank PLC	63,430
		162,986
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
12,550	Delta Electronics, Inc.	69,850
1,020	Schneider Electric SE	69,319
		139,169
	ELECTRONICS - 3.2%
4,500	AAC Technologies Holdings, Inc.	47,343
2,100	Alps Electric Co. Ltd.	62,596
1,620	Koninklijke Philips NV	49,234
		159,173

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	ENGINEERING & CONSTRUCTION - 2.5%
53,500	China Railway Construction Corp. Ltd.	$75,646
2,248	Larsen & Toubro Ltd. - GDR	49,119
		124,765
	FOOD - 4.9%
3,600	BRF SA	46,982
3,670	Carrefour SA	87,937
11,500	Distribuidora Internacional de Alimentacion SA	63,934
1,460	METRO AG	45,383
		244,236
	FOREST PRODUCTS & PAPER - 0.8%
25,940	Western Forest Products, Inc.	40,934

	HOLDING COMPANIES-DIVERSIFIED - 1.7%
6,930	CK Hutchison Holdings Ltd.	85,602

	HOME BUILDERS - 2.0%
6,130	Sekisui House Ltd.	98,429

	HOUSEHOLD PRODUCTS/WARES - 1.0%
16,000	Samsonite International SA	48,620

	INSURANCE - 2.2%
7,810	Assicurazioni Generali SpA	112,050

	LODGING - 4.2%
2,430	Accor SA	96,330
1,720	Kangwon Land, Inc. *	53,723
16,170	Star Entertainment Grp Ltd.	60,596
		210,649
	MEDIA - 1.1%
8,930	NOS SGPS SA	53,133

	METAL FABRICATE/HARDWARE - 2.7%
12,600	NTN Corp.	62,872
2,660	SKF AB	50,659
690	Tenaris SA - GDR	22,570
		136,101
	MINING - 1.5%
114	Korea Zinc Co. Ltd. *	41,991
4,010	Tahoe Resources, Inc.	34,092
		76,083
	MULTI-NATIONAL - 1.1%
1,900	Banco Latinoamericano de Comercio Exterior	53,447

	OIL & GAS - 8.1%
62,000	PetroChina Co. Ltd	47,097
2,290	Royal Dutch Shell PLC	59,430
26,490	Santos Ltd.	77,222
1,530	Sasol Ltd.	43,647
1,720	TOTAL SA	86,080
10,620	Whitecap Resources, Inc.	87,160
		400,636
	OIL & GAS SERVICES - 1.3%
2,410	ShawCor Ltd.	64,415

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	PHARMACEUTICALS - 7.6%
520	Bayer AG	$57,408
3,690	GlaxoSmithKline PLC	75,724
4,350	Grifols SA	75,786
436	Roche Holding AG	106,432
4,300	Santen Pharmaceutical Co. Ltd.	61,902
		377,252
	REIT - 1.0%
70	Japan Hotel REIT Investment Corp.	50,428

	RETAIL - 2.3%
1,850	Hennes & Mauritz AB	48,886
570	Pandora A/S	65,083
		113,969
	SOFTWARE - 1.8%
7,850	Playtech PLC	87,217

	TELECOMMUNICATIONS - 8.1%
4,500	China Mobile Ltd	49,638
5,100	Orange SA	77,076
8,420	Telefonaktiebolaget LM Ericsson	54,755
4,820	Telenor ASA	78,838
12,620	VimpelCom Ltd. - ADR	51,868
35,970	Vodafone Group PLC	90,340
		402,515
	TRANSPORTATION - 1.1%
1,530	Deutsche Post AG	52,594

	WATER - 1.2%
3,570	Veolia Environment SA	58,682

	TOTAL COMMON STOCK (Cost - $4,813,623)	4,916,020

	SHORT-TERM INVESTMENTS - 0.6%

28,394	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $28,394)	28,394

	TOTAL INVESTMENTS - 99.4% (Cost - $4,842,017) (a)	$4,944,414

	OTHER ASSETS AND LIABILITIES - 0.6%	29,883

	NET ASSETS - 100.0%	$4,974,297

*	Non-income producing security.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,956,164 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$286,544
Unrealized depreciation:	(298,294)
Net unrealized depreciation:	$(11,750)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.6%
	BIOTECHNOLOGY - 14.9%
10,600	Amgen, Inc.	$1,871,218
7,500	Biogen, Inc. *	730,158
7,000	Bioverativ, Inc. *	65,881
14,150	Charles River Laboratories International, Inc. *	517,472
		3,184,729
	ELECTRONICS - 5.4%
7,500	Waters Corp. *	1,162,425

	HEALTHCARE-PRODUCTS - 10.1%
4,900	Becton Dickinson and Co.	896,945
2,590	CR Bard, Inc.	635,172
3,700	Halyard Health, Inc. *	144,522
1,296	Medtronic PLC	104,859
2,900	Stryker Corp.	372,824
		2,154,322
	HEALTHCARE-SERVICES - 22.2%
5,460	Aetna, Inc.	703,030
7,000	Anthem, Inc.	1,153,740
3,300	Cigna Corp.	491,370
12,500	DaVita HealthCare Partners, Inc. *	867,625
8,400	Quest Diagnostics, Inc.	818,496
4,400	UnitedHealth Group, Inc.	727,672
		4,761,933
	PHARMACEUTICALS - 43.9%
1,500	Bayer AG - ADR	165,315
14,150	Cardinal Health, Inc.	1,151,385
6,000	Eli Lilly & Co.	496,860
37,200	Endo International PLC *	507,780
12,900	Express Scripts Holding Co. *	911,385
20,500	GlaxoSmithKline PLC - ADR +	850,340
7,000	Johnson & Johnson	855,470
6,700	McKesson Corp.	1,005,871
11,000	Merck & Co., Inc.	724,570
6,000	Mylan NV *	251,100
27,120	Owens & Minor, Inc.	978,490
18,208	Sanofi - ADR	785,311
20,300	Teva Pharmaceutical Industries Ltd. - ADR	710,906
		9,394,783
	SOFTWARE - 1.1%
2,800	CVS Health Corp.	225,624

	TOTAL COMMON STOCK (Cost - $14,411,107)	20,883,816

	SHORT-TERM INVESTMENTS - 1.9%
405,496	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $405,496)	405,496

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 4.0%
	REPURCHASE AGREEMENTS - 4.0%
$862,538	RBC Dominion Securities, Inc. Repo, 0.51%, due 03/01/17 with a full maturity value of $877,647
	(Collateralized by $142,638 Fannie Mae, 3.000% to 7.000% due 3/13/37 to 7/1/46, aggregate market value plus accrued interest $143,073; collateralized by $37,816 Freddie Mac, 3.000% to 4.500% due 11/1/42 to 2/1/47, aggregate market value plus accrued interest $37,918; collateralized by $694,403 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 1/20/47, aggregate market value plus accrued interest $696,330; and collateralized by $2,790 U.S. Treasury Bonds and Notes, 1.500% to 4.375%, due 10/31/19 to 11/15/45, aggregate market value plus accrued interest $2,807)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $862,538)	$862,538

	TOTAL INVESTMENTS - 103.5% (Cost - $15,679,141) (a)	$22,151,850

	OTHER ASSETS AND LIABILITIES - (3.5)%	(738,906)

	NET ASSETS - 100.0%	$21,412,944

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depository Receipt.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,697,012 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,974,278
Unrealized depreciation:	(519,440)
Net unrealized appreciation:	$6,454,838

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 95.3%
	COMMERCIAL SERVICES - 2.0%
18,400	Total System Services, Inc.	$1,002,432

	COMPUTERS - 23.6%
6,020	Accenture PLC - Cl. A	737,450
27,620	Amdocs Ltd.	1,675,153
19,219	Apple, Inc.	2,632,811
15,890	Check Point Software Technologies Ltd. * +	1,571,680
11,920	Cognizant Technology Solutions Corp. - Cl. A *	706,498
12,300	Computer Sciences Corp.	843,288
6,700	CSRA, Inc.	199,794
4,941	Dell Technologies, Inc. - Cl. V *	313,704
4,610	International Business Machines Corp.	828,970
23,600	NetApp, Inc.	987,188
22,000	Seagate Technology PLC	1,060,180
		11,556,716
	DIVERSIFIED FINANCIAL SERVICES - 5.3%
5,400	Alliance Data Systems Corp.	1,312,092
4,139	MasterCard, Inc. - Cl. A	457,194
9,502	Visa, Inc. - Cl. A	835,606
		2,604,892
	ELECTRONICS - 2.7%
81,000	Flextronics International Ltd. *	1,335,690

	INTERNET - 22.5%
2,921	Alphabet, Inc. *	2,404,596
2,421	Alphabet, Inc. - Cl. A *	2,045,576
2,340	Amazon.com, Inc. *	1,977,394
37,500	eBay, Inc. *	1,271,250
16,019	Facebook, Inc. - Cl. A *	2,171,215
41,200	Symantec Corp.	1,177,084
		11,047,115
	SEMICONDUCTORS - 17.3%
40,900	Intel Corp.	1,480,580
16,920	KLA-Tencor Corp.	1,524,830
14,900	NVIDIA Corp.	1,512,052
24,260	QUALCOMM, Inc.	1,370,205
7,400	Skyworks Solutions, Inc.	701,594
32,630	Xilinx, Inc.	1,919,296
		8,508,557
	SOFTWARE - 13.9%
35,100	CA, Inc.	1,132,677
28,811	Microsoft Corp.	1,843,328
52,076	Oracle Corp.	2,217,917
6,020	salesforce.com, Inc. *	489,727
12,500	VMware, Inc. +	1,123,625
		6,807,274

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 95.3% (Continued)
	TELECOMMUNICATIONS - 8.0%
82,800	Cisco Systems, Inc.	$2,830,104
38,400	Juniper Networks, Inc.	1,075,200
		3,905,304

	TOTAL COMMON STOCK (Cost - $28,442,326)	46,767,980

	SHORT-TERM INVESTMENTS - 4.9%
2,417,829	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $2,417,829)	2,417,829

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.2%
	REPURCHASE AGREEMENTS - 1.1%
$543,252	RBC Dominion Securities, Inc. Repo, 0.51%, due 03/01/17 with a full maturity value of $552,871
	(Collateralized by $89,854 Fannie Mae, 3.000% to 7.000% due 3/1/37 to 7/1/46, aggregate market value plus accrued interest $90,128; collateralized by $23,822 Freddie Mac, 3.000% to 4.500% due 11/1/42 to 2/1/47, aggregate market value plus accrued interest $23,887; collateralized by $437,437 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 1/20/47, aggregate market value plus accrued interest $438,651; and collateralized by $1,758 U.S. Treasury Bonds and Notes, 1.500% to 4.375%, due 10/31/19 to 11/15/45, aggregate market value plus accrued interest $1,768) (Cost - $543,252)	543,252

	U.S. GOVERNMENT - 3.1%
727,976	U.S. Treasury Bills, 0.000%, 3/16/17-5/18/17	727,366
284,059	U.S. Treasury Bonds, 3.000%, 5/15/45	286,553
24,959	U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	26,635
484,379	U.S. Treasury Notes, 0.875%-2.125%, 9/15/19-6/30/22	481,436
	(Cost - $1,521,990)	1,521,990

	COLLATERAL FOR SECURITIES LOANED (Cost - $2,065,242)	2,065,242

	TOTAL INVESTMENTS - 104.4% (Cost - $32,925,397) (a)	$51,251,051

	OTHER ASSETS AND LIABILITIES - (4.4)%	(2,176,736)

	NET ASSETS - 100.0%	$49,074,315

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,022,450 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$18,270,018
Unrealized depreciation:	(41,417)
Net unrealized appreciation:	$18,228,601

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.6%
	CHEMICALS - 15.1%
1,110	Cabot Corp.	$64,358
1,590	Dow Chemical Co.	98,993
850	Eastman Chemical Co.	68,212
830	LyondellBasell Industries NV	75,729
2,030	Mosaic Co.	63,316
620	PolyOne Corp.	20,882
		391,490
	COAL - 0.5%
870	CONSOL Energy, Inc.	13,546

	FOREST PRODUCTS & PAPER - 2.5%
1,240	International Paper Co.	65,348

	IRON/STEEL - 8.3%
600	Nucor Corp.	37,542
860	POSCO - ADR	53,346
800	Reliance Steel & Aluminum Co.	67,720
1,580	Steel Dynamics, Inc.	57,828
		216,436
	MINING - 3.3%
320	BHP Billiton Ltd. - ADR	12,102
380	BHP Billiton PLC - ADR	12,346
5,560	Cameco Corp.	61,660
		86,108
	OIL & GAS - 54.6%
440	BP PLC - ADR	14,925
1,558	Canadian Natural Resources Ltd.	44,730
1,597	Chevron Corp.	179,662
930	China Petroleum & Chemical Corp. - ADR	72,140
730	CNOOC Ltd.	86,644
1,810	ConocoPhillips	86,102
1,410	Devon Energy Corp.	61,138
2,120	Diamond Offshore Drilling, Inc. *	35,701
1,845	Exxon Mobil Corp.	150,035
1,230	HollyFrontier Corp.	36,014
1,820	Murphy Oil Corp.	51,488
269	Newfield Exploration Co. *	9,808
380	PetroChina Co. Ltd. - ADR	28,865
2,900	QEP Resources, Inc.	39,904
3,590	Royal Dutch Shell PLC - ADR	197,450
2,250	Sasol Ltd.	63,810
380	Tesoro Corp.	32,372
2,650	TOTAL SA - ADR	132,420
1,800	Transocean Ltd. *	24,876
1,049	Valero Energy Corp.	71,280
		1,419,364

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	OIL & GAS SERVICES - 4.8%
1,290	National Oilwell Varco, Inc.	$52,142
1,690	Oceaneering International, Inc.	47,861
290	Schlumberger Ltd.	23,304
		123,307
	PACKAGING & CONTAINERS - 3.3%
1,330	Owens-Illinois, Inc. *	26,334
1,110	WestRock Co.	59,629
		85,963
	PIPELINES - 5.2%
930	Enbridge, Inc.	38,920
1,450	Kinder Morgan, Inc.	30,900
1,210	ONEOK, Inc.	65,401
		135,221
	TOTAL COMMON STOCK (Cost - $2,107,046)	2,536,783

	SHORT-TERM INVESTMENTS - 3.5%
90,133	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $90,133)	90,133

	TOTAL INVESTMENTS - 101.1% (Cost - $2,197,179) (a)	$2,626,916

	OTHER ASSETS AND LIABILITIES - (1.1)%	(28,828)

	NET ASSETS - 100.0%	$2,598,088

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,217,370 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$479,151
Unrealized depreciation:	(69,605)
Net unrealized appreciation:	$409,546

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 97.7%
	BANKS - 54.6%
4,451	Bank of America Corp.	$109,851
1,470	Bank of New York Mellon Corp.	69,296
230	BB&T Corp.	11,091
160	Capital One Financial Corp.	15,018
1,620	Citigroup, Inc.	96,892
410	Citizens Financial Group, Inc.	15,322
827	Commerce Bancshares, Inc.	48,809
540	Cullen/Frost Bankers, Inc.	49,934
1,050	East West Bancorp, Inc.	56,826
2,070	Fifth Third Bancorp	56,801
98	Goldman Sachs Group, Inc.	24,310
430	Home BancShares, Inc.	12,100
1,131	JPMorgan Chase & Co.	102,491
1,940	Morgan Stanley	88,600
1,155	PacWest Bancorp	63,640
379	PNC Financial Services Group, Inc.	48,220
3,840	Regions Financial Corp.	58,637
450	State Street Corp.	35,869
310	Synovus Financial Corp.	13,088
1,778	US Bancorp	97,790
1,720	Wells Fargo & Co.	99,553
640	Zions Bancorporation	28,736
		1,202,874
	DIVERSIFIED FINANCIAL SERVICES - 14.0%
245	American Express Co.	19,615
221	BlackRock, Inc. - Cl. A	85,629
280	Charles Schwab Corp.	11,315
350	CME Group, Inc.	42,511
933	Discover Financial Services	66,374
670	Federated Investors, Inc.	18,204
190	Intercontinental Exchange, Inc.	10,855
240	SEI Investments Co.	12,084
1,159	Synchrony Financial	42,002
		308,589
	INSURANCE - 26.9%
733	Allstate Corp.	60,223
259	American International Group, Inc.	16,555
520	Aon PLC	60,138
1,032	Berkshire Hathaway, Inc. *	176,905
459	Chubb Ltd.	63,420
400	First American Financial Corp.	15,628
170	Lincoln National Corp.	11,927
150	Marsh & McLennan Cos., Inc.	11,022
252	MetLife, Inc.	13,215
820	Prudential Financial, Inc.	51,283
140	Reinsurance Group of America, Inc.	15,475
310	RenaissanceRe Holdings Ltd.	40,319
460	Travelers Cos., Inc.	56,230
		592,340
	SOFTWARE - 2.2%
520	MSCI, Inc. - Cl. A	49,187

	TOTAL COMMON STOCK (Cost - $1,394,440)	2,152,990

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 2.1%
46,387	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $46,387)	$46,387

	TOTAL INVESTMENTS - 99.8% (Cost - $1,440,827) (a)	$2,199,377

	OTHER ASSETS AND LIABILITIES - 0.2%	3,286

	NET ASSETS - 100.0%	$2,202,663

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,446,186 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$762,940
Unrealized depreciation:	(9,749)
Net unrealized appreciation:	$753,191

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2017

Principal		Value
	U.S. GOVERNMENT & AGENCIES - 49.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.0%
$300,000	1.750%, 05/30/19 +	$302,662

	U.S. TREASURY INFLATION PROTECTION SECURITIES - 35.6%
115,000	0.125%, 04/15/20	120,832
100,000	0.125%, 04/15/21	103,354
300,000	0.125%, 01/15/22	324,013
500,000	0.125%, 01/15/23	525,841
500,000	0.375%, 07/15/23	530,427
300,000	0.375%, 07/15/25	308,363
500,000	0.625%, 01/15/24	533,769
230,000	1.375%, 01/15/20	272,043
		2,718,642
	U.S. TREASURY NOTES - 9.8%
100,000	1.000%, 09/30/19	99,059
250,000	1.375%, 01/31/20	249,404
400,000	2.000%, 07/31/22	400,391
		748,854

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $3,705,213)	3,770,158

	CORPORATE BONDS & NOTES - 47.9%
	AUTO MANUFACTURERS - 2.0%
150,000	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	155,674

	BANKS - 9.0%
153,000	Bank of America Corp., 1.700%, 08/25/17	153,244
325,000	BB&T Corp., 4.900%, 06/30/17	328,468
100,000	JPMorgan Chase & Co., 7.900%, perpetual	104,125
100,000	SunTrust Banks, Inc., 6.000%, 09/11/17	102,290
		688,127
	BIOTECHNOLOGY - 1.3%
100,000	Celgene Corp., 2.125%, 08/15/18	100,560

	BUILDING MATERIALS - 1.3%
100,000	Lennox International, Inc., 4.900%, 05/15/17	100,627

	COMMERCIAL SERVICES - 1.3%
100,000	Total System Services, Inc., 2.375%, 06/01/18	100,561

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
125,000	American Express Credit Corp., 1.800%, 07/31/18	125,318
100,000	Synchrony Financial, 3.000%, 08/15/19	101,625
		226,943
	ELECTRIC - 0.7%
54,000	Arizona Public Service Co., 2.200%, 01/15/20	54,227

	ELECTRONICS - 3.4%
126,000	Agilent Technologies, Inc., 6.500%, 11/01/17	129,521
125,000	Tech Data Corp., 3.750%, 09/21/17	126,432
		255,953
	ENVIRONMENTAL CONTROL - 0.9%
65,000	Covanta Holding Corp., 7.250%, 12/01/20	66,804

	FOOD - 2.0%
150,000	Delhaize Group, 6.500%, 06/15/17	151,954

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Value
	CORPORATE BONDS & NOTES - 47.9% (Continued)
	HEALTHCARE-SERVICES - 4.5%
$150,000	HCA, Inc., 3.750%, 03/15/19	$154,125
180,000	Humana, Inc., 7.200%, 06/15/18	192,419
		346,544
	INTERNET - 1.4%
100,000	Expedia, Inc., 7.456%, 08/15/18 +	107,175

	IRON/STEEL - 1.3%
100,000	Nucor Corp., 5.750%, 12/01/17	103,115

	MISCELLANEOUS MANUFACTURING - 4.4%
303,000	General Electric Co., 5.500%, 01/08/20	333,941

	MUNICIPAL - 2.0%
140,000	Cypress-Fairbanks Independent School District, 6.629%, 02/15/38	152,412

	OIL & GAS SERVICES - 1.8%
135,000	Halliburton Co., 7.530%, 05/12/17	136,477

	REGIONAL - 2.6%
200,000	Province of Ontario, Canada, 2.450%, 06/29/22 +	200,535

	REITS - 2.1%
160,000	Welltower, Inc., 4.700%, 09/15/17	162,697

	SOFTWARE - 2.0%
50,000	CDK Global, Inc., 3.800%, 10/15/19	50,937
100,000	Fidelity National Information Services, Inc., 1.450%, 06/05/17	100,037
		150,974
	TELECOMMUNICATIONS - 0.9%
61,000	Verizon Communications, Inc., 4.500%, 09/15/20	65,147

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,616,921)	3,660,447

Shares
	SHORT-TERM INVESTMENTS - 2.1%
157,750	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $157,750)	157,750
Principal
	COLLATERAL FOR SECURITIES LOANED - 6.7%
	REPURCHASE AGREEMENTS - 4.0%
$304,956	RBC Dominion Securities, Inc. Repo, 0.51%, due 03/01/17 with a full maturity value of $310,199
	(Collateralized by $50,414 Fannie Mae, 3.000% to 7.000% due 3/13/37 to 7/1/46, aggregate market value plus accrued interest $50,568; collateralized by $13,366 Freddie Mac, 3.000% to 4.500% due 11/1/42 to 2/1/47, aggregate market value plus accrued interest $13,402; collateralized by $245,433 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 1/20/47, aggregate market value plus accrued interest $246,114; and collateralized by $986 U.S. Treasury Bonds and Notes, 1.500% to 4.375%, due 10/31/19 to 11/15/45, aggregate market value plus accrued interest $992) (Cost - $304,956)	304,956

	U.S. GOVERNMENT - 2.7%
23,733	U.S. Treasury Bonds, 2.500%-6.250%, 5/15/30-11/15/45	23,079
4,262	U.S. Treasury Inflation Indexed Bonds, 0.750%-2.125%, 2/15/41-2/15/45	4,504
67,227	U.S. Treasury Inflation Indexed Notes, 0.125%-2.625%, 7/15/17-7/15/25	73,217
105,792	U.S. Treasury Notes, 0.500%-3.125%, 3/31/17-5/15/26	104,640
	(Cost - $205,440)	205,440

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $510,396)	510,396

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Value
TOTAL INVESTMENTS - 106.1% (Cost - $7,990,280) (a)	$8,098,751

OTHER ASSETS AND LIABILITIES - (6.1)%	(465,523)

NET ASSETS - 100.0%	$7,633,228

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,990,280 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$111,289
Unrealized depreciation:	(2,818)
Net unrealized appreciation:	$108,471

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2017

Principal		Value
	MUNICIPAL BONDS - 89.1%
	ARIZONA - 4.4%
	Electric - 4.4%
$40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	$44,068

	CALIFORNIA - 15.0%
	Education - Public - 6.9%
20,000	Napa Valley Unified School District, 5.00%, 8/1/19	21,896
40,000	San Diego Unified School District, 5.00%, 7/1/28	47,376
		69,272
	General Obligation - 8.1%
40,000	California Statewide Communities Development Authority, 2.625%, 11/1/33	41,034
35,000	State of California, 5.00%, 8/1/20	39,369
		80,403
		149,675
	CONNECTICUT - 9.8%
	Education - Private - 4.0%
40,000	Connecticut State Health & Educational Facility Authority, 1.00%, 7/1/33	39,818

	Special Tax - 5.8%
50,000	Connecticut State Special Tax Revenue, 5.00%, 8/1/27	57,827
		97,645
	DELAWARE - 4.4%
	General Obligation - 4.4%
40,000	County of New Castle DE, 4.00%, 7/15/21	44,372

	GEORGIA - 5.1%
	Education - Public - 5.1%
45,000	Gwinnett County School District, 5.00%, 8/1/20	50,730

	MINNESOTA - 4.8%
	General Obligation - 4.8%
40,000	State of Minneosta, 5.00%, 8/1/24	48,196

	NEW JERSEY - 5.2%
	Transportation - 5.2%
45,000	New Jersey Turnpike Authority, 5.00%, 1/1/31	51,557

	NEW YORK - 9.2%
	Dedicated Tax - 2.7%
25,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 8/1/19	27,351

	Transportation - 6.5%
20,000	Port Authority of New York & New Jersey, 5.00%, 12/1/20	22,696
35,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/29	41,893
		64,589
		91,940
	OREGON - 4.4%
	Electric - 4.4%
35,000	City of Eugene OR Electric Utility System Revenue - Prefunded, 4.00%, 8/1/20	38,155
5,000	City of Eugene OR Electric Utility System Revenue - Unrefunded, 4.00%, 8/1/20	5,451
		43,606

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Value
	MUNICIPAL BONDS - 89.1% (Continued)
	TEXAS - 17.4%
	Education - Public - 4.8%
$40,000	Texas A&M University System of Board of Rights Revenue Refinancing, 5.00%, 5/15/24	$47,742

	General Obligation - 4.6%
25,000	City of Houston, 5.00%, 3/1/31	28,514
15,000	Dallas County CTFs Obligation, 5.00%, 8/15/23	17,730
		46,244
	Transportation - 8.0%
20,000	Alamo Regulated Mobility Authority Senior Lien, 5.00%, 6/15/46	22,369
35,000	Dallas Area Rapid Transit, 5.00%, 12/1/32	40,347
15,000	Texas Transportation Commission State Highway Fund, 5.00%, 10/1/22	17,623
		80,339
		174,325
	WASHINGTON - 4.5%
	Education - Public - 4.5%
40,000	Washington State University, 5.00%, 10/1/40	44,995

	WISCONSIN - 4.9%
	General Obligation - 4.9%
45,000	State of Wisconsin, 5.00%, 5/1/19	48,828

	TOTAL MUNICIPAL BONDS (Cost - $901,381)	889,937

Shares
	SHORT-TERM INVESTMENTS - 11.3%
113,159	Dreyfus Tax Exempt Cash Management, Institutional Class
	(Cost - $113,159)	113,159

	TOTAL INVESTMENTS - 100.4% (Cost - $1,014,540) (a)	$1,003,096

	OTHER ASSETS AND LIABILITIES - (0.4)%	(4,068)

	NET ASSETS - 100.0%	$999,028

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,014,540 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,675
Unrealized depreciation:	(16,119)
Net unrealized depreciation:	$(11,444)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2017

Principal		Value
	REPURCHASE AGREEMENT - 100.3%
$11,639,000	Credit Agricole Repo, 0.52%, due 03/01/17 with a full maturity value of $11,369,168
(Partially collateralized by $1,159,039 Ginnie Mae II Pool, 4.00% due 01/20/2047, aggregate market value plus accrued interest $1,247,160; partially collateralized by $361,340 Ginnie Mae II Pool, 4.50% due01/20/2047, aggregate market value plus accrued interest $395,702; partially collateralized by $132,321 Ginnie Mae II Pool, 5.50% due 03/20/2037, aggregate market value plus accrued interest $148,084; partially collateralized by $1,161,326 Ginnie Mae II Pool, 4.00% due 01/20/2047, aggregate market value plus accrued interest $1,250,181; partially collateralized by $1,273,510 Fannie Mae Pool, 3.00% due 02/01/2047, aggregate market value plus accrued interest $1,269,167; partially collateralized by $2,504,472 Fannie Mae Pool, 2.50% due 11/01/2027, aggregate market value plus accrued interest $1,238,985; partially collateralized by $1,267,312 Fannie Mae Pool, 3.50% due 02/01/2047, aggregate market value plus accrued interest $1,307,544; partially collateralized by $1,187,377 Fannie Mae Pool, 4.00% due 10/01/2046, aggregate market value plus accrued interest $1,256,506; partially collateralized by $2,375,000 Fannie Mae Pool, 3.00% due 02/01/2028, aggregate market value plus accrued interest $1,290,040; partially collateralized by $1,209,452 Freddie Mac ARM Pool, 2.49% due 06/01/2046, aggregate market value plus accrued interest $1,219,879; and partially collateralized by $1,141,694 Ginnie Mae II Pool, 4.50% due 01/20/2047, aggregate market value plus accrued interest $1,248,531)
	(Cost - $11,639,000)	$11,639,000

	TOTAL INVESTMENTS - 100.3% (Cost - $11,639,000) (a)	$11,639,000

	OTHER ASSETS AND LIABILITIES - (0.3)%	(32,407)

	NET ASSETS - 100.0%	$11,606,593

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,639,000.

See accompanying notes to financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 42.2%
	ALTERNATIVE INVESTMENTS - 0.1%
616	Horizons Auspice Managed Futures Index ETF +	$4,474

	ASSET ALLOCATION FUNDS - 2.4%
4,664	PowerShares DB US Dollar Index Bullish Fund *	121,777
1,064	SPDR Bloomberg Barclays Convertible Securities ETF	50,923
4,958	US Equity High Volatility Put Write Index Fund	96,086
		268,786
	COMMODITY FUNDS - 4.2%
376	iPath Bloomberg Coffee Subindex Total Return ETN *	7,512
99	iPath Bloomberg Grains Subindex Total Return ETN *	2,907
11,217	iShares S&P GSCI Commodity Indexed Trust *	173,303
2,793	PowerShares DB Agriculture Fund *	56,419
1,222	SPDR Gold Shares * +	145,699
7,063	United States Natural Gas Fund LP *	47,251
3,497	United States Oil Fund LP *	40,041
		473,132
	DEBT FUNDS - 25.0%
4,084	Highland/iBoxx Senior Loan ETF	76,330
242	iShares 20+ Year Treasury Bond ETF	29,461
795	iShares Barclays USD Asia High Yield Bond Index ETF	8,809
639	iShares Floating Rate Bond ETF	32,487
40	iShares iBoxx $ High Yield Corporate Bond ETF	3,531
2,826	iShares JP Morgan USD Emerging Markets Bond ETF	320,920
1	iShares MBS ETF	107
463	PowerShares Senior Loan Portfolio	10,820
7,926	SPDR Barclays Euro High Yield Bond UCITS ETF	486,633
24	SPDR Barclays Sterling Corporate Bond UCITS ETF	1,815
549	SPDR Bloomberg Barclays High Yield Bond ETF	20,434
8,037	VanEck Vectors Emerging Markets High Yield Bond ETF	198,675
35	VanEck Vectors International High Yield Bond ETF	862
29,515	Vanguard Total International Bond ETF	1,599,418
		2,790,302
	EQUITY FUNDS - 10.5%
11,002	AdvisorShares STAR Global Buy-Write ETF	312,787
3,021	Global X Scientific Beta US ETF	83,893
2,145	Guggenheim S&P 500 Equal Weight ETF	195,517
1,264	iPATH S&P 500 VIX Short-Term Futures ETN *	23,283
171	IQ Merger Arbitrage ETF	5,103
835	iShares Latin America 40 ETF	26,019
778	iShares Mortgage Real Estate Capped ETF	35,049
9	iShares MSCI All Country Asia ex Japan ETF	546
2,516	iShares MSCI EAFE ETF	151,815
1,989	iShares MSCI Emerging Markets ETF	75,562
623	iShares MSCI Frontier 100 ETF	16,833
442	iShares MSCI Japan ETF	22,644
481	iShares MSCI United Kingdom ETF	15,349
58	iShares MSCI United Kingdom Small-Cap ETF	2,071
7,409	iShares S&P/TSX Capped Materials Index ETF	74,960
3,495	iShares S&P/TSX Global Gold Index ETF	34,384
70	ProShares Short VIX Short-Term Futures ETF *	8,575

See accompanying notes to financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 42.2% (Continued)
	EQUITY FUNDS - 10.5% (Continued)
1,216	SPDR EURO STOXX 50 ETF	$41,575
148	VanEck Vectors Africa Index ETF	3,093
483	VanEck Vectors Russia ETF	9,742
804	Vanguard FTSE Emerging Markets ETF	31,106
		1,169,906
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,759,848)	4,706,600

	MUTUAL FUNDS - 12.8%
	ALTERNATIVE INVESTMENTS - 6.2%
73,019	AQR Managed Futures Strategy Fund, Class I	692,954

	ASSET ALLOCATION FUNDS - 6.6%
60,541	Altegris Futures Evolution Strategy Fund, Class I	589,067
20,193	Salient Adaptive Growth Fund, Class I	145,590
		734,657

	TOTAL MUTUAL FUNDS (Cost - $1,586,283)	1,427,611

	SHORT-TERM INVESTMENTS - 32.5%
3,625,930	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $3,625,930)	3,625,930

	TOTAL INVESTMENTS - 87.5% (Cost - $9,972,061) (a)	$9,760,141

	OTHER ASSETS AND LIABILITIES - 12.5%	1,394,109

	NET ASSETS - 100.0%	$11,154,250

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,985,631 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$36,915
Unrealized depreciation:	(262,405)
Net unrealized depreciation:	$(225,490)

TOTAL RETURN SWAP - (0.1)%
Unrealized Loss
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short- term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016, and has a term of three years there from unless terminated earlier. (Notional Value $5,860,000)	$(10,689)
$(10,689)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 99.5%
	ASIA PACIFIC - 15.2%
	AUSTRALIA - 2.0%
1,008,000	Westfield Corp.	$6,820,009
299,521	Mirvac Group	495,117
508,347	NEXTDC Ltd. *	1,450,026
		8,765,152
	HONG KONG - 1.2%
373,200	Cheung Kong Property Holdings Ltd.	2,538,498
979,500	China Overseas Land & Investment Ltd.	3,015,807
		5,554,305
	JAPAN - 10.1%
188,100	Aeon Mall Co. Ltd.	2,900,054
13,254	Invincible Investment Corp.	5,715,739
408,205	Mitsubishi Estate Co. Ltd.	8,008,312
478,026	Mitsui Fudosan Co. Ltd.	10,864,907
2,791	Nippon Building Fund, Inc.	15,665,621
846	Nippon Prologis REIT, Inc.	1,826,062
		44,980,695
	SINGAPORE - 1.9%
4,440,000	Global Logistic Properties Ltd.	8,444,746

	TOTAL ASIA PACIFIC (Cost - $79,395,374)	67,744,898

	EUROPE - 21.4%
	BELGIUM - 0.5%
85,525	Intervest Offices & Warehouses NV	2,144,742

	FRANCE - 3.2%
379,650	Klepierre	14,145,791

	GERMANY - 3.8%
189,300	ADO Properties SA	7,011,092
272,570	TLG Immobilien AG	5,275,665
132,450	Vonvoia SE	4,628,986
		16,915,743
	IRELAND - 0.6%
588,005	Green REIT PLC	843,499
1,312,360	Hibernia REIT PLC	1,687,362
		2,530,861
	ITALY - 1.1%
643,400	COIMA RES SpA *	4,819,924

	NETHERLANDS - 1.6%
623,386	NSI NV	2,528,420
111,115	Wereldhave NV	4,868,061
		7,396,481
	SPAIN - 0.6%
367,930	Inmobiliaria Colonial SA	2,697,251

	SWEDEN - 0.8%
397,650	Scandic Hotels Group AB *	3,609,481

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 99.5% (Continued)
	EUROPE - 21.4% (Continued)
	UNITED KINGDOM - 9.2%
6,224,200	Empiric Student Property PLC	$8,558,668
707,960	Great Portland Estates PLC	5,708,790
497,600	Kennedy Wilson Europe Real Estate PLC	6,006,375
3,845,500	McCarthy & Stone PLC	9,183,075
2,097,400	Secure Income REIT PLC *	8,547,772
115,898	Tritax Big Box REIT PLC	210,422
324,319	UNITE Group PLC	2,522,393
		40,737,495

	TOTAL EUROPE (Cost - $107,346,046)	94,997,769

	NORTH AMERICA - 62.9%
	CANADA - 3.8%
244,800	Boardwalk Real Estate Investment Trust	8,219,454
210,850	Brookfield Asset Management, Inc.	7,609,577
101,776	Brookfield Asset Management, Inc.	1,326,141
		17,155,172
	UNITED STATES - 59.1%
136,130	Acadia Realty Trust	4,360,244
63,000	ARMOUR Residential REIT, Inc.	1,416,870
328,127	Ashford Hospitality Prime, Inc.	4,282,057
231,040	Brixmor Property Group, Inc.	5,392,474
43,400	Camden Property Trust	3,673,810
588,200	CatchMark Timber Trust, Inc. - Cl. A	6,352,560
188,900	Chatham Lodging Trust	3,783,667
137,900	Chesapeake Lodging Trust	3,331,664
710,200	ClubCorp Holdings, Inc.	12,144,420
1,559,847	Colony NorthStar, Inc.	22,898,554
295,530	CoreCivic, Inc.	9,959,361
45,858	CoreSite Realty Corp.	4,130,430
350,725	CyrusOne, Inc.	17,851,902
71,300	Education Realty Trust, Inc.	3,005,295
690,400	Ellington Financial LLC	10,991,168
136,831	Ellington Residential Mortgage REIT	1,996,364
5,768	Equinix, Inc.A1	2,169,172
158,200	Equity Residential	9,977,674
324,600	Extended Stay America, Inc.	5,615,580
156,100	Extra Space Storage, Inc.	12,361,559
252,780	First Potomac Realty Trust	2,525,272
135,812	Four Corners Property Trust, Inc.	3,012,310
185,300	Gaming and Leisure Properties, Inc.	5,929,600
205,400	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,064,866
58,700	Healthcare Realty Trust, Inc.	1,888,379
245,700	Jernigan Capital, Inc.	5,285,007
336,900	La Quinta Holdings, Inc. *	4,669,434

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 99.5% (Continued)
	NORTH AMERICA - 62.9% (Continued)
	UNITED STATES - 59.1% (Continued)
117,311	Mid-America Apartment Communities, Inc.	$12,051,359
198,800	National Storage Affiliates Trust, Inc.	4,814,936
163,004	Nationstar Mortgage Holdings, Inc. *	2,960,153
494,838	New Senior Investment Group, Inc.	5,245,283
1,191,892	New York REIT, Inc.	11,728,217
357,355	NorthStar Realty Europe Corp.	4,338,290
540,420	Park Hotels & Resorts, Inc.	13,802,327
199,460	PennyMac Mortgage Investment Trust	3,362,896
93,100	Physicians Realty Trust	1,854,552
119,080	Regency Centers Corp.	8,377,278
363,000	Select Income REIT	9,438,000
214,620	STORE Capital Corp.	5,346,184
195,800	VEREIT, Inc.	1,775,906
52,400	Welltower, Inc.	3,687,911
98,400	Western Asset Mortgage Capital Corp.	1,023,360
		262,876,345
	TOTAL NORTH AMERICA (Cost - $320,719,146)	280,031,517

	TOTAL COMMON STOCK (Cost - $507,460,566)	442,774,184

	SHORT-TERM INVESTMENTS - 1.2%
5,336,862	Milestone Treasury Obligations Portfolio, Institutional Class ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,336,862)	5,366,862

	TOTAL INVESTMENTS - 100.7% (Cost - $512,797,428) (a)	$448,141,046

	OTHER ASSETS AND LIABILITIES - (0.7)%	(3,135,236)

	NET ASSETS - 100.0%	$445,005,810

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $510,762,324 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,589,730
Unrealized depreciation:	(67,211,008)
Net unrealized depreciation:	$(62,621,278)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
February 28, 2017

Shares		Value
	COMMON STOCK - 95.8%
	AGRICULTURE - 1.3%
3,300	Reynolds American, Inc.	$203,181

	APPAREL - 0.4%
2,705	Skechers U.S.A., Inc. - Cl. A *	69,437

	AUTO MANUFACTURERS - 0.3%
3,155	Blue Bird Corp. *	53,635

	BANKS - 0.7%
3,200	Yadkin Financial Corp.	107,392

	BIOTECHNOLOGY - 0.8%
7,310	NeoGenomics, Inc. *	58,992
6,919	Pacific Biosciences of California, Inc. *	34,941
4,937	Pfenex, Inc. *	35,695
		129,628
	CHEMICALS - 0.4%
300	Monstanto Co.	34,149
200	Valspar Corp.	22,244
		56,393
	COMMERCIAL SERVICES - 3.6%
500	CEB, Inc.	38,775
459	CoStar Group, Inc. *	93,260
3,275	HMS Holdings Corp. *	61,013
2,510	KAR Auction Services, Inc.	112,498
1,156	LendingTree, Inc. *	136,870
2,560	Paylocity Holding Corp. *	90,266
308	WEX, Inc. *	34,259
		566,941
	COMPUTERS - 2.2%
4,900	Brocade Communications Systems, Inc.	60,319
713	Dell Technologies, Inc. - Class V *	45,268
2,400	Mentor Graphics Corp.	89,040
400	NeuStar, Inc. *	13,260
4,349	NEXTDC Ltd.*	12,405
1,270	Nutanix, Inc.	38,087
2,628	Qualys, Inc. *	91,849
		350,228
	COSMETICS/PERSONAL CARE - 0.0%
52	elf Beauty, Inc. *	1,440

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
4,100	Bats Global Markets, Inc.	144,033
6,012	Ellington Financial LLC	95,711
1,564	Financial Engines, Inc.	69,285
1,657	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,792
1,377	Nationstar Mortgage Holdings, Inc. *	25,006
1,204	WageWorks, Inc. *	92,708
		459,535
	ENTERTAINMENT - 0.5%
1,479	IMAX Corp. *	47,846
1,030	Lions Gate Entertainment Corp. *	25,729
		73,575

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 95.8% (Continued)
	ENVIRONMENTAL CONTROL - 0.1%
4,453	Fenix Parts, Inc. *	$8,906

	FOOD - 1.4%
3,900	WhiteWave Foods Co. *	214,812

	HEALTHCARE-PRODUCTS - 2.4%
2,500	Alere, Inc. *	95,750
718	Bio-Techne Corp.	76,338
4,573	GenMark Diagnostics, Inc. *	51,766
54	iRhythm Technologies, Inc. *	2,080
2,535	IRIDEX Corp. *	40,154
2,096	K2M Group Holdings, Inc. *	42,025
3,358	T2 Biosystems, Inc. *	18,973
1,000	Zeltiq Aesthetics, Inc. *	55,360
		382,446
	HEALTHCARE-SERVICES - 1.7%
3,784	AAC Holdings, Inc. *	34,699
2,482	Acadia Healthcare Co., Inc. *	110,995
259	Almost Family, Inc. *	12,859
1,539	Envision Healthcare Holdings, Inc. *	107,730
205	Teladoc, Inc. *	4,520
		270,803
	HOME FURNISHINGS - 1.4%
2,000	Harman International Industries, Inc.	223,240

	INSURANCE - 0.6%
1,000	Endurance Specialty Holdings Ltd.	92,930

	INTERNET - 1.5%
6,276	Attunity Ltd. *	54,915
2,966	FireEye, Inc. *	33,397
617	Imperva, Inc. *	25,297
4,395	RingCentral, Inc. - Cl. A *	117,347
		230,956
	LEISURE TIME - 0.7%
6,376	ClubCorp Holdings, Inc.	109,030

	LODGING - 1.3%
2,700	Extended Stay America, Inc.	46,710
9,295	La Quinta Holdings, Inc. *	128,829
3,391	Scandic Hotels Group AB *	30,780
		206,319
	MACHINERY-DIVERSIFIED - 0.5%
2,700	Joy Global, Inc.	76,113

	MEDIA - 1.0%
1,600	Time Warner, Inc.	157,136

	MINING - 4.2%
22,260	Emerge Energy Services LP *	382,649
15,930	Hi-Crush Partners LP *	273,996
		656,645

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 95.8% (Continued)
	OIL & GAS - 2.3%
867	Carrizo Oil & Gas, Inc. *	$28,221
500	Clayton Williams Energy, Inc. *	67,675
1,305	Parsley Energy, Inc. - Cl. A *	39,659
3,144	Rice Energy, Inc. *	58,636
11,144	Sanchez Production Partners LP	142,643
1,700	SandRidge Energy, Inc. *	31,875
		368,709
	OIL & GAS SERVICES - 0.0%
268	Keane Group, Inc.	4,695

	PHARMACEUTICALS - 4.1%
14,392	BioDelivery Sciences International, Inc. *	28,784
2,177	Catalent, Inc. *	62,480
9,499	Keryx Biopharmaceuticals, Inc. *	47,780
6,379	Lipocine, Inc. *	25,261
1,400	Mead Johnson Nutrition Co.	122,906
44	Patheon NV *	1,386
889	Premier, Inc. - Cl. A *	27,941
1,357	Radius Health, Inc. *	57,184
3,000	VCA, Inc. *	272,700
		646,422
	PIPELINES - 21.0%
7,090	American Midstream Partners LP	112,377
4,730	Cheniere Energy, Inc *	227,277
13,360	Enable Midstream Partners LP	218,035
3,444	Enbridge, Inc.	144,131
11,700	Energy Transfer Equity LP	220,428
12,150	Energy Transfer Partners LP	459,392
12,210	EnLink Midstream Partners LP	228,571
12,820	JP Energy Partners LP	116,406
6,924	MPLX LP	257,642
7,680	Noble Midstream Partners LP	373,248
3,600	ONEOK Partners LP	188,568
8,380	SemGroup Corp.	294,557
6,530	Sunoco Logistics Partners LP	165,405
5,520	Targa Resources Corp.	311,880
		3,317,917
	PRIVATE EQUITY - 0.2%
3,500	Fortress Investment Group LLC	27,930

	REAL ESTATE - 3.9%
712	ADO Properties SA	26,370
1,650	Brookfield Asset Management, Inc.	59,549
3,200	Cheung Kong Property Holdings Ltd.	21,766
7,900	China Overseas Land & Investment Ltd.	24,323
36,900	Global Logistic Properties Ltd.	70,183
3,077	Inmobiliaria Colonial SA	22,557
2,000	Jernigan Capital, Inc.	43,020
4,160	Kennedy Wilson Europe Real Estate PLC	50,214
29,344	McCarthy & Stone PLC	70,074
3,485	Mitsubishi Estate Co. Ltd.	68,370
4,072	Mitsui Fudosan Co. Ltd.	92,551
2,328	TLG Immobilien AG	45,059
770	Vonovia SE	26,911
		620,947

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 95.8% (Continued)
	REITS - 17.9%
1,152	Acadia Realty Trust	$36,899
4,429	Ashford Hospitality Prime, Inc.	57,798
2,100	Boardwalk Real Estate Investment Trust	70,510
1,970	Brixmor Property Group, Inc.	45,980
266	Camden Property Trust	22,517
4,580	CatchMark Timber Trust, Inc. - Cl. A	49,464
1,831	Chatham Lodging Trust	36,675
1,500	Chesapeake Lodging Trust	36,240
877	City Office REIT, Inc.	11,427
13,300	COIMA RES SpA *	99,635
13,328	Colony NorthStar, Inc.	195,655
2,526	CoreCivic, Inc.	85,126
390	CoreSite Realty Corp.	35,127
3,496	CyrusOne, Inc.	177,946
600	Education Realty Trust, Inc.	25,290
53,106	Empiric Student Property PLC	73,024
50	Equinix, Inc.	18,804
3,200	Equity One, Inc.	101,312
939	Equity Residential	59,223
1,261	Extra Space Storage, Inc.	99,859
1,227	Four Corners Property Trust, Inc.	27,215
1,523	Gaming and Leisure Properties, Inc.	48,736
5,370	Global Medical REIT, Inc.	45,108
6,010	Great Portland Estates PLC	48,463
5,063	Green REIT PLC	7,263
500	Healthcare Realty Trust, Inc.	16,085
11,237	Hibernia REIT PLC	14,448
728	Intervest Offices & Warehouses NV	18,256
115	Invincible Investment Corp.	49,593
3,200	Klepierre	119,232
937	Mid-America Apartment Communities, Inc.	96,258
2,567	Mirvac Group	4,243
1,704	National Storage Affiliates Trust	41,271
5,031	New Senior Investment Group, Inc.	53,329
10,351	New York REIT, Inc.	101,854
24	Nippon Building Fund, Inc.	134,710
7	Nippon Prologis REIT, Inc.	15,109
3,059	NorthStar Realty Europe Corp.	37,136
5,026	NSI NV	20,385
4,610	Park Hotels & Resorts, Inc.	117,739
1,697	PennyMac Mortgage Investment Trust	28,611
752	Physicians Realty Trust	14,980
1,018	Regency Centers Corp.	71,616
18,333	Secure Income REIT PLC	74,715
3,035	Select Income REIT	78,910
1,835	STORE Capital Corp.	45,710
983	Tritax Big Box REIT PLC	1,785
2,768	UNITE Group PLC	21,528
1,600	VEREIT, Inc.	14,512
301	Welltower, Inc.	21,184
948	Wereldhave NV	41,533
1,120	Western Asset Mortgage Capital Corp.	11,648
8,219	Westfield Corp.	55,609
		2,837,285

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	COMMON STOCK - 95.8% (Continued)
	RETAIL - 2.5%
5,162	Boot Barn Holdings, Inc. *	$53,014
1,700	Cabela’s, Inc. *	79,628
1,317	Copart, Inc. *	77,887
2,300	CST Brands, Inc.	110,699
768	Five Below, Inc. *	29,606
1,661	Fogo De Chao, Inc. *	23,254
4,300	Rite Aid Corp. *	25,800
		399,888
	SAVINGS & LOANS - 0.6%
3,859	Banc of California, Inc.	75,058
700	EverBank Financial Corp.	13,608
		88,666
	SEMICONDUCTORS - 2.3%
0	Broadcom Ltd.	32
3,500	NXP Semiconductors NV *	359,835
		359,867
	SOFTWARE - 6.8%
1,018	2U, Inc. *	37,208
52	Apptio, Inc. *	675
2,535	Asure Software, Inc. *	28,037
1,493	Black Knight Financial Services, Inc. - Cl. A *	57,480
1,300	Blackline, Inc. *	37,089
2,209	Callidus Software, Inc.	41,640
1,416	Cotiviti Holdings, Inc. *	53,072
1,322	Coupa Software, Inc. *	34,967
2,930	Envestnet, Inc. *	113,245
8,055	Five9, Inc. *	128,155
1,626	Guidewire Software, Inc. *	88,845
986	Instructure, Inc. *	22,579
399	NantHealth, Inc. *	3,020
2,261	Paycom Software, Inc. *	121,710
4,156	SS&C Technologies Holdings, Inc.	145,543
498	Talend SA * - ADR	13,500
304	Ultimate Software Group, Inc. *	58,791
2,101	Veeva Systems, Inc. - Cl. A *	91,793
		1,077,349
	TELECOMMUNICATIONS - 2.3%
459	Acacia Communications, Inc. *	23,845
5,109	GTT Communications, Inc. *	142,541
1,700	Level 3 Communications, Inc.	97,325
16,504	ShoreTel, Inc. *	107,276
		370,987
	TEXTILES - 0.5%
900	G&K Services, Inc.	85,050

	TRANSPORTATION - 1.5%
8,650	Golar LNG Ltd.	236,232
54	ZTO Express Cayman, Inc. - ADR *	696
		236,928
	TOTAL COMMON STOCK (Cost - $15,572,829)	15,143,361

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 11.6%
	ASSET ALLOCATION FUNDS - 3.0%
916	ProShares UltraShort Yen *	$67,573
8,506	SPDR Bloomberg Barclays Convertible Securities ETF	407,097
		474,670
	DEBT FUNDS - 1.4%
5,640	iShares US Preferred Stock ETF	218,268

	EQUITY FUNDS - 7.2%
28,100	Alerian MLP ETF	361,367
2,329	First Trust STOXX European Select Dividend Index Fund	28,018
3,736	Global X SuperDividend ETF	80,288
5,443	WisdomTree High Dividend Fund	376,111
5,857	WisdomTree Japan Hedged Equity Fund	297,009
		1,142,793
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,839,836)	1,835,731

	MUTUAL FUNDS - 4.7%
	DEBT FUNDS - 4.7%
40,240	James Alpha Hedged High Income Portfolio, Class I +	378,257
33,826	Semper MBS Total Return Fund, Institutional Class	358,560

	TOTAL MUTUAL FUNDS (Cost - $716,604)	736,817

	SHORT-TERM INVESTMENTS - 2.5%
393,247	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $393,247)	393,247

	TOTAL INVESTMENTS - 114.6% (Cost - $18,522,516) (a)	$18,109,156

	OTHER ASSETS AND LIABILITIES - (14.6)%	(2,302,378)

	NET ASSETS - 100.0%	$15,806,778

Shares		Value
	SECURITIES SOLD SHORT - (21.3)% *
	COMMON STOCK - (14.7)%
	AGRICULTURE - (0.7)%
1,738	British American Tobacco PLC - ADR	$110,954

	AUTO MANUFACTURERS - (0.7)%
5,335	Wabash National Corp.	112,835

	BANKS - (0.7)%
6,912	FNB Corp.	107,620

	BIOTECHNOLOGY - (0.2)%
1,700	Cellectis SA - ADR	37,927

	COMMERCIAL SERVICES - (0.1)%
114	Gartner, Inc. *	11,766

	DIVERSIFIED FINANCIAL SERVICES - (0.6)%
1,312	CBOE Holdings, Inc.	102,402

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	SECURITIES SOLD SHORT - (21.3)% (Continued) *
	COMMON STOCK - (14.7)% (Continued)
	ELECTRIC - (1.1)%
1,834	El Paso Electric Co.	$89,591
1,723	Unitil Corp.	76,846
		166,437
	GAS - (1.7)%
1,099	Atmos Energy Corp.	86,041
1,350	Chesapeake Utilities Corp.	93,083
1,327	ONE Gas, Inc.	86,985
		266,109
	HEALTHCARE-PRODUCTS - (1.3)%
4,494	Globus Medical, Inc. *	124,978
1,142	ResMed, Inc.	82,258
		207,236
	HEALTHCARE-SERVICES - (0.4)%
1,599	Civitas Solutions, Inc. *	29,581
2,210	Select Medical Holdings Corp. *	31,824
		61,405
	INTERNET - (0.1)%
367	Wayfair, Inc. - Cl. A *	13,876

	OIL & GAS - (0.5)%
19,382	Bonanza Creek Energy, Inc. *	33,337
1,394	Noble Energy, Inc.	50,755
		84,092
	PHARMACEUTICALS - (0.0)%
4,155	Bio-Path Holdings, Inc. *	3,399

	PIPELINES - (3.7)%
3,442	Enbridge, Inc.	144,048
3,546	ONEOK, Inc.	191,661
10,050	Sunoco Logistics Partners LP	254,566
		590,275
	REITS - (0.6)%
1,440	Regency Centers Corp.	101,304

	RETAIL - (1.5)%
390	Burlington Stores, Inc. *	34,714
1,476	CarMax, Inc. *	95,261
2,658	Lumber Liquidators Holdings, Inc. *	47,126
2,436	PetMed Express, Inc.	51,302
		228,403
	SOFTWARE - (0.3)%
474	VMware, Inc. - Cl. A *	42,608

	TELECOMMUNICATIONS - (0.5)%
510	AT&T, Inc.	21,313
1,700	CenturyLink, Inc.	41,242
9,464	Tidewater, Inc. *	12,871
		75,426
	TOTAL COMMON STOCK (Proceeds - $2,108,425)	2,324,074

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Shares		Value
	SECURITIES SOLD SHORT - (21.3)% (Continued) *
	EXCHANGED TRADED FUNDS - (6.6)%
	EQUITY FUNDS - (6.6)%
1,336	iShares Russell 2000 ETF	$184,154
5,393	iShares Russell 2000 Growth ETF	864,228
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $961,100)	1,048,382

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,069,525) (a)	$3,372,456

*	Non-income producing securities

+	Investment in affiliate

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $15,300,954 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,068,133
Unrealized depreciation:	(1,632,388)
Net unrealized depreciation:	$(564,255)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
February 28, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 98.6%
	EQUITY FUND - 98.6%
24,600	SPDR S&P500 ETF Trust +		$5,817,162
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,469,985)		5,817,162
Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.6% *
200	SPDR S&P500 ETF Trust	03/31/2017 - $230.00	24,800
290	SPDR S&P500 ETF Trust	04/21/2017 - $231.00	66,700
	TOTAL PURCHASED OPTIONS (Cost - $107,357)		91,500

Shares
	SHORT-TERM INVESTMENTS - 4.7%
276,737	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $276,737)		276,737

	TOTAL INVESTMENTS - 104.9% (Cost - $5,854,079) (b)		$6,185,399

	OTHER ASSETS AND LIABILITIES - (4.9)%		(286,757)

	NET ASSETS - 100.0%		$5,898,642

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.4)% *
	PUT OPTIONS WRITTEN - (0.6)%
200	SPDR S&P500 ETF Trust	03/31/2017 - $220.00	$8,000
290	SPDR S&P500 ETF Trust	04/21/2017 - $220.00	24,360
	(Premiums Received - $37,218)		32,360

	CALL OPTIONS WRITTEN - (0.8)%
110	SPDR S&P500 ETF Trust	03/08/2017 - $234.00	34,980
132	SPDR S&P500 ETF Trust	03/17/2017 - $239.00	13,464
	(Premiums Received - $37,567)		48,444

	TOTAL WRITTEN OPTIONS (Premiums Received - $74,785) (b)		$80,804

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, is $5,873,460 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$352,035
Unrealized depreciation:	(120,900)
Net unrealized appreciation:	$231,135

	OPEN RETURN SWAPS - 1.1%
Notional			Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	Counterparty	Date	Fixed Rate	Rate	Gain
1,592,710	SPY SPDR SP 500 ETF Trust	Goldman Sachs	11/7/2017	Receive	0.780	$61,223
						$61,223

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
February 28, 2017

Shares			Value
	EXCHANGE TRADED FUND - 91.2%
	EQUITY FUND - 91.2%
215,000	iShares MSCI Emerging Markets ETF +		$8,167,850
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,747,074)		8,167,850

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 3.0% *
1,000	iShares MSCI Emerging Markets ETF	03/17/2017 - $37.00	24,000
2,250	iShares MSCI Emerging Markets ETF	03/31/2017 - $37.50	119,250
13,750	iShares MSCI Emerging Markets ETF	04/21/2017 - $38.00	126,500
	TOTAL PURCHASED OPTIONS (Cost - $249,175)		269,750
Shares
	SHORT-TERM INVESTMENTS - 8.3%
741,423	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $741,423)		741,423

	TOTAL INVESTMENTS - 102.5% (Cost - $8,737,672) (b)		$9,179,023

	OTHER ASSETS AND LIABILITIES - (2.5)%		(219,986)

	NET ASSETS - 100.0%		$8,959,037

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.0)%
	PUT OPTIONS WRITTEN - (0.8)% *
750	iShares MSCI Emerging Markets ETF	03/17/2017 - $34.50	$2,250
1,000	iShares MSCI Emerging Markets ETF	03/17/2017 - $35.00	5,000
1,500	iShares MSCI Emerging Markets ETF	03/31/2017 - $35.00	16,500
1,375	iShares MSCI Emerging Markets ETF	04/21/2017 - $36.00	46,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $75,703)		70,500

	CALL OPTIONS WRITTEN - (0.2)% *
400	iShares MSCI Emerging Markets ETF	03/03/2017 - $38.00	10,000
1,110	iShares MSCI Emerging Markets ETF	03/31/2017 - $38.50	9,990
770	iShares MSCI Emerging Markets ETF	04/21/2017 - $39.50	2,310
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $77,416)		22,300

	TOTAL OPTIONS WRITTEN (Premiums Received - $153,119) (b)		$92,800

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, is $8,616,498 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$542,711
Unrealized depreciation:	(72,986)
Net unrealized appreciation:	$469,725

	OPEN RETURN SWAPS - 0.6%
Notional			Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	Counterparty	Date	Fixed Rate	Rate	Gain
2,091,040	EEM iShares MSCI Emerging Market	Goldman Sachs	11/7/2017	Receive	0.780	$34,469
485,420	EEM iShares MSCI Emerging Market	Goldman Sachs	12/15/2017	Receive	0.780	8,019
373,400	EEM iShares MSCI Emerging Market	Goldman Sachs	1/9/2018	Receive	0.780	6,168
						$48,656

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
February 28, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 15.7%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.9%
$120,000	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	$122,206
150,000	Drive Auto Receivables Trust 2016-B #	4.5300		8/15/2023	154,021
					276,227
	COMMERCIAL ASSET-BACKED SECURITIES - 3.6%
100,000	Citigroup Commercial Mortgage Trust 2014-GC25 #	3.5480		10/10/2047	76,253
136,500	JPMBB Commercial Mortgage Securities Trust 2014-C25 #	3.9480	*	11/15/2047	107,349
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31	4.1180	*	8/15/2048	74,936
100,000	Wells Fargo Commercial Mortgage Trust 2015-C27 #	3.7680		2/15/2048	74,916
100,000	Wells Fargo Commercial Mortgage Trust 2015-C28	4.1355	*	5/15/2048	77,269
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS2	4.2505	*	7/15/2058	77,984
53,000	Wells Fargo Commercial Mortgage Trust 2015-SG1	4.4703	*	12/15/2047	42,606
					531,313
	OTHER ASSET-BACKED SECURITIES - 4.6%
150,000	American Homes 4 Rent 2014-SFR1 #	4.0222	*	6/17/2031	150,558
125,000	Colony American Homes 2014-1 #	3.5722	*	5/17/2031	124,891
100,000	Invitation Homes 2014-SFR2 Trust #	4.7722	*	9/17/2031	100,363
100,000	Invitation Homes 2014-SFR3 Trust #	3.7722	*	12/17/2031	100,215
115,000	Invitation Homes 2014-SFR2 Trust #	4.4683	*	6/17/2032	116,400
100,000	SWAY Residential 2014-1 Trust #	5.0720	*	1/17/2032	100,355
					692,782
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
202,615	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	151,246
100,000	Fannie Mae Connecticut Avenue Securities	3.6783	*	7/25/2024	102,578
57,365	Fannie Mae Connecticut Avenue Securities	4.7783	*	5/25/2025	60,554
15,000	Fannie Mae Connecticut Avenue Securities	6.4783	*	4/25/2028	16,711
50,000	Fannie Mae Connecticut Avenue Securities	6.3283	*	4/25/2028	55,304
100,000	Fannie Mae Connecticut Avenue Securities	11.0283	*	1/25/2029	115,008
60,000	Fannie Mae Connecticut Avenue Securities	11.5283	*	1/25/2029	71,600
75,000	Fannie Mae Connecticut Avenue Securities	10.0283	*	4/25/2029	81,516
129,941	Freddie Mac Structured Agency Credit Risk Debt Notes	9.5783	*	3/25/2028	139,018
61,638	Luminent Mortgage Trust 2006-2	0.9783	*	2/25/2046	46,682
					840,217
	TOTAL ASSET-BACKED SECURITIES (Cost - $2,300,751)				2,340,539

	BANK LOANS - 8.2%
	BUILDING MATERIALS - 0.5%
45,000	Arclin US Holding Corp.	5.3140	*	2/14/2024	45,605
30,000	Arclin US Holding Corp.	9.8140	*	2/14/2025	30,150
					75,755
	COAL - 0.7%
105,000	Peabody Energy	5.5640	*	3/31/2022	106,214

	COMMUNICATIONS - 1.4%
99,623	CBS Radio	4.5640	*	10/17/2023	100,245
24,938	Windstream Servces LLC	5.0640	*	3/30/2021	25,199
80,000	Windstream Servces LLC	4.3140	*	2/8/2024	79,900
					205,344
	ENTERTAINMENT - 0.7%
99,750	Mohegan Tribal Gaming Authority	5.5640	*	10/13/2023	100,774

	FOOD - 1.2%
125,000	Chobani	5.3140	*	10/7/2023	126,719
45,000	JBS USA LUX SA	3.5640	*	6/15/2025	45,319
					172,038

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 8.2% (Continued)
	GAS - 0.2%
$25,000	Chesapeake Energy Corp.	8.5000	*	8/16/2021	$27,094

	OIL - 0.4%
65,000	MEG Energy Corp.	4.5640	*	12/31/2023	65,504

	REIT - 0.3%
46,616	Communications Sales & Leasing, Inc. #	4.0640	*	10/24/2022	46,919

	RETAIL - 2.2%
49,688	Nebraska Book Holdings, Inc. # + (a)	8.0000		9/18/2020	49,688
277,602	Nebraska Book Holdings, Inc. # + (a)	8.0000		9/19/2020	272,050
					321,738
	SOFTWARE - 0.6%
95,000	Dell International LLC	3.5640	*	9/7/2023	95,534

	TOTAL BANK LOANS (Cost - $1,209,785)				1,216,914

	TERM LOANS - 0.2%
	ENERGY - 0.2%
30,230	Constellation Enterprises	4.5300		8/15/2023	30,230
	TOTAL TERM LOANS (Cost - $30,230)				30,230

	CORPORATE BONDS - 52.6%
	AEROSPACE/DEFENSE - 0.6%
96,000	Kratos Defense & Security Solutions, Inc.	7.0000		5/15/2019	94,440

	AIRLINES - 0.8%
120,000	Intrepid Aviation Group Holdings LLC #	8.2500		7/15/2017	118,800

	APPAREL - 2.8%
390,000	Boardriders SA	8.8750		12/15/2017	416,486

	AUTO MANUFACTURERS - 0.3%
50,000	General Motors Financial Co., Inc.	4.3000		7/13/2025	51,025

	BANKS - 1.6%
35,000	Goldman Sachs Group, Inc.	5.1500		5/22/2045	37,444
70,000	Goldman Sachs Group, Inc.	5.3750	*	12/29/2049	72,363
50,000	JPMorgan Chase & Co.	5.0000	*	12/29/2049	50,363
45,000	Morgan Stanley	5.5500	*	12/29/2049	46,856
30,000	US Bancorp	5.3000	*	12/29/2049	30,600
					237,626
	BEVERAGES - 1.3%
203,000	Carolina Beverage Group LLC #	10.6250		8/1/2018	191,835

	COAL - 0.6%
25,000	CONSOL Energy, Inc.	5.8750		4/15/2022	24,500
43,000	SunCoke Energy, Inc.	7.6250		8/1/2019	43,645
14,000	SunCoke Energy Partners LP #	7.3750		2/1/2020	14,350
					82,495
	COMMERCIAL SERVICES - 0.6%
104,000	Flexi-Van Leasing, Inc. #	7.8750		8/15/2018	94,900

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 52.6% (Continued)
	COMPUTERS - 1.5%
$85,000	Diamond 1 Finance Corp. #	5.4500		6/15/2023	$91,978
45,000	Diamond 1 Finance Corp. #	6.0200		6/15/2026	49,568
6,000	DynCorp International, Inc.	10.3750		7/1/2017	5,970
20,000	Seagate HDD Cayman #	4.8750		3/1/2024	19,606
60,000	Seagate HDD Cayman	5.7500		12/1/2034	53,745
					220,867
	DISTRIBUTION/WHOLESALE - 1.4%
200,000	Matalan Finance PLC	6.8750		6/1/2019	206,444

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
250,000	4finance SA	11.7500		8/14/2019	262,625
35,000	Aircastle Ltd.	5.5000		2/15/2022	37,931
45,000	Charles Schwab Corp.	4.6250	*	3/1/2022	44,379
340,000	Creditcorp #	12.0000		7/15/2018	282,200
55,000	Jefferies Group LLC	4.8500		1/15/2027	56,496
					683,631
	ELECTRIC - 0.3%
40,000	NRG Energy, Inc. #	6.6250		1/15/2027	39,500

	ELECTRONICS - 1.2%
175,000	Kemet Corp.	10.5000		5/1/2018	175,766

	ENGINEERING & CONSTRUCTION - 0.6%
25,000	Michael Baker International LLC #	8.2500		10/15/2018	25,375
16,000	Michael Baker International LLC	8.2500		10/15/2018	16,240
56,000	NANA Development Corp. #	9.5000		3/15/2019	55,160
					96,775
	ENTERTAINMENT - 2.8%
50,000	Mohegan Tribal Gaming Authority #	7.8750		10/15/2024	51,442
142,000	NYX Gaming Group Ltd.	10.0000		12/31/2019	94,081
120,000	Penn National Gaming, Inc. #	5.6250		1/15/2027	120,750
400,000	Tunica-Biloxi Gaming Authority #	9.0000		11/15/2015	150,000
					416,273
	FOOD - 0.7%
40,000	Fresh Market, Inc. #	9.7500		5/1/2023	33,500
75,000	JBS USA LUX SA #	5.7500		6/15/2025	77,813
					111,313
	HEALTHCARE-SERVICES - 1.8%
110,000	Covenant Surgical Partners, Inc. #	8.7500		8/1/2019	106,700
65,000	IASIS Healthcare LLC	8.3750		5/15/2019	63,863
95,000	Quorum Health Corp. #	11.6250		4/15/2023	91,437
					262,000
	HOME BUILDERS - 0.7%
110,000	Toll Brothers Finance Corp.	4.8750		11/15/2025	111,925

	HOME FURNISHINGS - 0.3%
45,000	Homann Holzwerkstoffe GmbH	7.0000		12/147/17	46,717

	INSURANCE - 0.2%
25,000	CNO Financial Group, Inc.	5.2500		5/30/2025	25,875

	IRON/STEEL - 1.1%
165,000	Optima Specialty Steel, Inc. # (a)	12.5000		12/15/2016	162,525

	LEISURE TIME - 0.5%
90,000	Gibson Brands, Inc. #	8.8750		8/1/2018	81,675

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 52.6% (Continued)
	LODGING - 1.3%
$40,000	Caesars Entertainment Operating Co., Inc.	8.0000		10/1/2020	$42,000
45,000	Caesars Entertainment Operating Co., Inc.	11.0000		10/1/2021	49,331
101,000	Quapaw Downstream Development Authority #	10.5000		7/1/2019	100,747
					192,078
	MEDIA - 1.1%
140,000	Spanish Broadcasting System, Inc. #	12.5000		4/15/2017	138,600
20,000	Viacom, Inc.	5.8750	*	2/28/2057	20,389
					158,989
	METAL FABRICATE/HARDWARE - 0.3%
120,000	Constellation Enterprises LLC #	10.6250		2/1/2018	45,000

	MINING - 3.2%
45,000	Aleris International, Inc. #	9.5000		4/1/2021	48,366
90,000	Barminco Finance Pty Ltd.	9.0000		6/1/2018	94,725
75,000	Joseph T Ryerson & Son, Inc. #	11.0000		5/15/2022	83,812
250,000	Real Alloy Holdings, Inc. #	10.0000		1/15/2019	254,375
					481,278
	OIL & GAS - 4.1%
50,000	Calumet Specialty Products Partners LP	7.7500		4/15/2023	43,375
161,000	EV Energy Partners LP	8.0000		4/15/2019	130,007
105,000	Murphy Oil Corp.	6.8750		8/15/2024	112,665
75,000	Newfield Exploration Co.	5.3750		1/1/2026	78,563
50,000	Petrobras Global Finance BV	8.3750		5/23/2021	55,890
30,000	Petroleos Mexicanos #	6.7500		9/21/2047	29,775
50,000	Sunoco LP	6.2500		4/15/2021	50,875
50,000	Sunoco LP	6.3750		4/1/2023	50,750
					551,900
	OIL & GAS SERVICES - 2.2%
300,000	ION Geophysical Corp.	8.1250		5/15/2018	256,500
398,000	Polarcus Ltd.	0.0000		12/30/2022	76,864
					333,364
	PHARMACEUTICALS - 0.3%
45,000	Mylan NV #	3.9500		6/15/2026	44,039

	PIPELINES - 1.8%
25,000	EnLink Midstream Partners LP	4.8500		7/15/2026	26,258
50,000	Kinder Morgan Energy Partners LP	5.4000		9/1/2044	51,400
85,000	MPLX LP #	4.8750		6/1/2025	90,739
90,000	Targa Resources Partners LP #	5.1250		2/1/2025	93,937
					262,334
	PRIVATE EQUITY - 0.5%
75,000	KKR Group Finance Co. III LLC #	5.1250		6/1/2044	74,626

	RETAIL - 2.0%
170,000	HT Intermediate Holdings Corp. #	12.0000		5/15/2019	172,125
50,000	Neiman Marcus Group LTD LLC #	8.0000		10/15/2021	31,625
					203,750
	SOFTWARE - 0.9%
130,000	Interface Security Systems Holdings, Inc.	9.2500		1/15/2028	128,537

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 52.6% (Continued)
	TELECOMMUNICATIONS - 6.5%
$50,000	Avaya, Inc. #	7.0000	4/1/2019	$40,125
400,000	Broadview Networks Holdings, Inc.	10.5000	11/15/2017	402,000
70,000	Frontier Communications Corp.	11.0000	9/15/2025	70,700
189,000	HC2 Holdings, Inc. #	11.0000	12/1/2019	192,780
232,976	Interactive Network, Inc.	14.0000	12/20/2018	202,107
60,000	Windstream Services LLC	7.7500	10/1/2021	62,100
				969,812
	TRANSPORTATION - 2.1%
176,000	Global Ship Lease, Inc. #	10.0000	4/1/2019	172,040
15,000	Global Ship Lease, Inc.	10.0000	4/1/2019	14,663
115,000	OPE KAG Finance Sub, Inc. #	7.8750	7/31/2023	119,600
				306,303
	TOTAL CORPORATE BONDS (Cost - $8,098,630)			7,680,903

	CONVERTIBLE BONDS - 4.5%
	ELECTRIC - 0.3%
53,000	EnerNOC, Inc.	2.2500	8/15/2019	41,539

	ENERGY-ALTERNATIVE SOURCES - 0.5%
80,000	Clean Energy Fuels Corp. #	5.2500	10/1/2018	72,800

	FOREST PRODUCTS & PAPER - 0.2%
31,000	Fortress Paper Ltd.	7.0000	12/31/2019	22,364

	INTERNET - 1.6%
263,000	ModusLink Global Solutions, Inc.	5.2500	3/1/2019	238,180

	OIL & GAS - 0.1%
32,000	Zargon Oil & Gas Ltd. #	6.0000	12/31/2019	22,301

	TELECOMMUNICATIONS - 1.8%
265,000	Alaska Communications Systems Group, Inc.	6.2500	5/1/2018	265,000

	TOTAL CONVERTIBLE BONDS (Cost - $631,889)			662,184

Shares
	EXCHANGED TRADED FUNDS - 11.5%
	DEBT FUND - 10.1%
145,863	American Beacon Sound Point Floating Rate Income			1,511,140

	EQUITY FUND - 1.4%
9,000	ProShares UltraShort Russell2000			202,590

	TOTAL EXCHANGED TRADED FUNDS (Cost - $1,795,302)			1,713,730

	PREFERRED STOCK - 0.6%
	OIL & GAS - 0.2%
35,000	Noble Holding International Ltd., 7.750%			34,125

	TRUCKING & LEASING - 0.4%
55,000	Park Aerospace Holdings Ltd., 5.250% #			57,406

	PREFERRED STOCK (Cost - $90,124)			91,531

	SHORT-TERM INVESTMENTS - 9.3%
1,387,024	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $1,387,024)			1,387,024

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2017

Principal		Coupon Rate (%)	Maturity Date	Value
	U.S. GOVERNMENT - 0.7%
	U.S. TREASURY BILLS - 0.7%
$50,000	United States Treasury Bill	0.0000	3/2/2017	$49,999
50,000	United States Treasury Bill	0.0000	8/24/2017	49,843
	TOTAL U.S. GOVERNMENT (Cost - $99,842)			99,842

	TOTAL INVESTMENTS - 103.3% (Cost - $15,643,577) (b)			$15,222,897

	OTHER ASSETS AND LIABILITIES - (3.3)%			(341,167)

	NET ASSETS - 100.0%			$14,881,730

*	Floating or variable rate security; rate show represents the rate on February 28, 2017.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At February 28, 2017, these securuties amounted to $4,806,906 or 32.30% of net

+	Represents issuer in default on interest payments; non-income producing security.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

LLC - Limited Liability Company.

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,685,433 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$327,956
Unrealized depreciation:	(790,492)
Net unrealized depreciation:	$(462,536)

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - (0.0)%
6	US 5-Year Note (CBT), Maturing June 2017	$(469)
6	US 10-Year Note (CBT), Maturing June 2017	375
	NET UNREALIZED LOSS FROM OPEN LONG CONTRACTS	$(94)

	OPEN SHORT FUTURE CONTRACTS - (0.1)%
(5)	Euro-Bond Future, Maturing March 2017	$(23,021)
(2)	US Long Bond (CBT), Maturing March 2017	(2,203)
(19)	USD IRS 5-Year Prime, Maturing March 2017	7,125
	NET UNREALIZED GAIN FROM OPEN SHORT CONTRACTS	$(18,099)

	OPEN CREDIT DEFAULT SWAPS - (0.1)%

		Upfront
		Premiums
Notional		Paid		Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	(Received)	Counterparty	Date	Fixed Rate	Rate	Loss
$500,000	CDX HY CDSI S27 5Y (c)	$(26,710)	JP Morgan	6/20/2021	Receive	5.00	$(16,401)
750,000	CDX IG CDSI S27 5Y (d)	(8,781)	JP Morgan	6/20/2021	Receive	1.00	(5,577)
							$(21,978)

(c)	Markit CDX North America High Yield Index, with an implied credit rating of B1.

(d)	Markit CDX North America Investment Grade Index with an implied credit rating of Baa1.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on loaned securities Note 5)	$19,138,386	$33,939,573	$12,526,435	$7,476,001	$4,842,017
Investments, at value (including collateral on loaned securities Note 5)	$20,171,914	$38,223,351	$15,748,644	$8,517,911	$4,944,414
Foreign Cash (Cost $0, $0, $0, $0, $630)	—	—	—	—	630
Receivable for securities sold	407,302	—	99,094	—	31,619
Receivable for fund shares sold	124	522	6,588	66	60
Interest and dividends receivable	16,621	34,944	8,246	2,089	24,425
Prepaid expenses and other assets	20,242	90,436	56,484	13,442	17,148
Total Assets	20,616,203	38,349,253	15,919,056	8,533,508	5,018,296

Liabilities:
Securities lending collateral (Note 5)	773,290	256,133	843,535	837,512	—
Payable for securities purchased	—	—	40,963	—	—
Payable for fund shares redeemed	13,882	14,474	10,918	4,778	2,870
Payable to manager	9,812	18,692	8,583	3,832	455
Unrealized depreciation on forward currency exchange contracts	—	—	—	—	78
Administration fees payable	13,426	16,360	5,865	4,117	7,459
Custody fees payable	5,973	13,686	30,773	19,320	25,015
Trustee fees payable	1,643	3,582	1,905	980	868
Payable for distribution (12b-1) fees	896	6,929	1,604	234	242
Accrued expenses and other liabilities	12,147	25,107	11,963	10,000	7,012
Total Liabilities	831,069	354,963	956,109	880,773	43,999

Net Assets	$19,785,134	$37,994,290	$14,962,947	$7,652,735	$4,974,297

Net Assets:
Par value of shares of beneficial interest	$8,700	$17,747	$12,054	$12,515	$5,155
Paid in capital	19,191,460	36,465,632	11,752,564	7,340,561	8,080,379
Undistributed net investment income (loss)	(37,497)	(71,988)	(79,335)	(82,927)	(41,773)
Accumulated net realized gain (loss) on investments	(411,057)	(2,700,879)	55,455	(659,324)	(3,171,173)
Net unrealized appreciation (depreciation) on investments	1,033,528	4,283,778	3,222,209	1,041,910	101,709
Net Assets	$19,785,134	$37,994,290	$14,962,947	$7,652,735	$4,974,297

Net Asset Value Per Share
Class I
Net Assets	$18,291,524	$27,620,171	$11,417,447	$7,313,400	$4,640,119
Shares of beneficial interest outstanding	796,335	1,197,665	886,149	1,150,301	477,926
Net asset value/offering price per share (a)	$22.97	$23.06	$12.88	$6.36	$9.71

Class A
Net Assets	$530,417	$2,007,924	$2,404,424	$58,159	$35,269
Shares of beneficial interest outstanding	23,848	92,267	205,485	9,833	3,618
Net asset value (a)	$22.24	$21.76	$11.70	$5.91	$9.75
Offering price per share (maximum sales charge of 5.75%)	$23.60	$23.09	$12.41	$6.27	$10.34

Class C
Net Assets	$963,193	$8,366,195	$1,141,076	$281,176	$298,909
Shares of beneficial interest outstanding	49,767	484,772	113,791	91,354	33,930
Net asset value/offering price per share (b)	$19.35	$17.26	$10.03	$3.08	$8.81

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on loaned securities Note 5)	$15,679,141	$32,925,397	$2,197,179	$1,440,827	$7,990,280
Investments, at value (including collateral on loaned securities Note 5)	$22,151,850	$51,251,051	$2,626,916	$2,199,377	$8,098,751
Foreign Cash (Cost $0, $0, $1,907, $0, $0)	—	—	2,096	—	—
Receivable for securities sold	38,675	—	342,365	—	—
Receivable for fund shares sold	23,199	35,444	20	24	70
Interest and dividends receivable	43,829	73,262	10,012	8,034	42,146
Receivable from manager	—	—	—	—	4,033
Prepaid expenses and other assets	83,488	55,620	19,500	10,663	20,495
Total Assets	22,341,041	51,415,377	3,000,909	2,218,098	8,165,495

Liabilities:
Securities lending collateral (Note 5)	862,538	2,065,242	—	—	510,396
Due to Custodian	—	113,120	—	—	—
Payable for securities purchased	—	—	388,294	—	—
Payable for fund shares redeemed	1,545	46,759	712	1,504	4,874
Payable to manager	20,661	46,424	1,351	431	—
Administration fees payable	7,514	13,393	1,460	2,080	3,683
Custody fees payable	4,702	6,810	5,405	4,669	4,401
Trustee fees payable	2,294	3,410	371	210	2,102
Compliance officer fees payable	1,426	—	—	73	—
Payable for distribution (12b-1) fees	4,408	11,324	279	117	—
Distributions payable	—	—	—	—	134
Accrued expenses and other liabilities	23,009	34,580	4,949	6,351	6,677
Total Liabilities	928,097	2,341,062	402,821	15,435	532,267

Net Assets	$21,412,944	$49,074,315	$2,598,088	$2,202,663	$7,633,228

Net Assets:
Par value of shares of beneficial interest	$7,796	$27,771	$2,129	$2,127	$7,975
Paid in capital	13,396,692	28,826,449	3,604,045	2,449,998	7,471,603
Undistributed net investment income (loss)	(136,616)	(179,502)	(9,646)	(23,546)	7,966
Accumulated net realized gain (loss) on
investments	1,672,363	2,073,943	(1,428,353)	(984,466)	37,213
Net unrealized appreciation (depreciation) on investments	6,472,709	18,325,654	429,913	758,550	108,471
Net Assets	$21,412,944	$49,074,315	$2,598,088	$2,202,663	$7,633,228

Net Asset Value Per Share
Class I
Net Assets	$11,246,366	$24,057,781	$1,886,496	$1,969,185	$7,097,165
Shares of beneficial interest outstanding	386,443	1,259,910	149,469	187,698	741,539
Net asset value/offering price per share (a)	$29.10	$19.09	$12.62	$10.49	$9.57

Class A
Net Assets	$7,373,587	$16,850,648	$587,095	$131,905	$118,425
Shares of beneficial interest outstanding	272,933	959,702	50,533	13,375	12,363
Net asset value (a)	$27.02	$17.56	$11.62	$9.86	$9.58
Offering price per share (maximum sales charge of 5.75%)	$28.67	$18.63	$12.33	$10.46	$10.16

Class C
Net Assets	$2,792,991	$8,165,886	$124,497	$101,573	$417,638
Shares of beneficial interest outstanding	120,179	557,494	12,918	11,582	43,579
Net asset value/offering price per share (b)	$23.24	$14.65	$9.64	$8.77	$9.58

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

				James Alpha	James Alpha
	Municipal	U.S. Government	James Alpha	Global Real Estate	Multi Strategy
	Bond	Money Market	Macro	Investments	Alternative Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:			(Consolidated)
Investments in Unaffiliated securities, at cost	$1,014,540	$11,639,000	$9,972,061	$512,797,428	$18,164,768
Investments in Affiliates, at cost	—	—	—	—	357,748
Total Investments, at cost	$1,014,540	$11,639,000	$9,972,061	$512,797,428	$18,522,516

Investments in Unaffiliated securities, at value	$1,003,096	$11,639,000	$9,760,141	$448,141,046	$17,730,899
Investments Affiliates, at value	—	—	—	—	378,257
Total Investments, at value	$1,003,096	$11,639,000	$9,760,141	$448,141,046	$18,109,156
Cash	—	718	255,788	—	248,098
Foreign Cash (Cost $0, $0, $8,298, $0, $0)	—	—	8,362	—	—
Deposit at Broker	—	—	1,170,031	—	973,196
Unrealized appreciation on forward currency exchange contracts	—	—	—	3,413	28
Receivable for securities sold	—	—	—	12,352,307	113,395
Receivable for fund shares sold	—	1,170	136	811,728	16
Interest and dividends receivable	6,714	168	3,171	1,464,664	17,532
Receivable from manager	6,832	5,763	880	—	—
Prepaid expenses and other assets	10,640	43,624	31,104	59,578	10,861
Total Assets	1,027,282	11,690,443	11,229,613	462,832,736	19,472,282

Liabilities:
Foreign Cash due to Custodian (Cost $0, $0, $0, $130, $0)	—	—	—	130	—
Due to Custodian	23,717	—	—	—	—
Securities sold short (Cost $0, $0, $0, $0, $3,069,525)	—	—	—	—	3,372,456
Payable for securities purchased	—	—	17,001	16,688,253	241,355
Payable for fund shares redeemed	—	70,476	16,151	318,964	647
Payable to manager	—	—	—	348,414	19,294
Unrealized depreciation on forward currency exchange contracts	—	—	4,162	—	—
Unrealized depreciation on swaps			10,689	—	—
Supervisory fee payable	—	—	1,671	18,097	1,351
Administration fees payable	805	4,638	3,889	140,422	10,869
Custody fees payable	1,493	4,708	—	13,648	5,029
Trustee fees payable	122	—	1,738	26,192	1,174
Compliance officer fees payable	10	112	—	—	—
Payable for distribution (12b-1) fees	1	232	1,539	88,864	236
Distributions payable	15	2	—	—	—
Dividend Payable	—	—	—	—	4,627
Accrued expenses and other liabilities	2,091	3,682	18,523	183,942	8,466
Total Liabilities	28,254	83,850	75,363	17,826,926	3,665,504

Net Assets	$999,028	$11,606,593	$11,154,250	$445,005,810	$15,806,778

Net Assets:
Par value of shares of beneficial interest	$1,100	$116,231	$12,180	$234,483	$17,038
Paid in capital	1,010,289	11,489,531	13,611,969	501,343,351	16,815,441
Undistributed net investment income (loss)	(17)	831	(63,583)	3,303,264	(109,868)
Accumulated net realized gain (loss) on investments, short sales, options, swaps and foreign currency transactions	(900)	—	(2,179,618)	4,776,795	(199,543)
Net unrealized appreciation (depreciation) on investments, short sales, swaps and foreign currency transactions	(11,444)	—	(226,698)	(64,652,083)	(716,290)
Net Assets	$999,028	$11,606,593	$11,154,250	$445,005,810	$15,806,778

Net Asset Value Per Share
Class I
Net Assets	$756,841	$10,766,961	$9,299,460	$274,734,586	$15,386,663
Shares of beneficial interest outstanding	83,389	10,784,003	1,011,799	14,366,368	1,657,878
Net asset value/offering price per share (a)	$9.08	$1.00	$9.19	$19.12	$9.28

Class A
Net Assets	$9,418	$253,315	$678,894	$99,123,786	$118,318
Shares of beneficial interest outstanding	1,037	253,304	73,769	5,303,033	12,781
Net asset value (a)	$9.08	$1.00	$9.20	$18.69	$9.26
Offering price per share (maximum sales charge of 5.75%)	$9.63	$1.06	$9.76	$19.83	$9.82

Class C
Net Assets	$232,769	$586,317	$1,175,896	$71,147,438	$301,797
Shares of beneficial interest outstanding	25,600	585,805	132,452	3,778,929	33,123
Net asset value/offering price per share (b)	$9.09	$1.00	$8.88	$18.83	$9.11

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	James Alpha	James Alpha	James Alpha
	Managed Risk	Managed Risk	Hedged
	Domestic Equity	Emerging Markets	High Income
	Portfolio	Equity Portfolio	Portfolio
Assets:

Investments, at cost	$5,854,079	$8,737,672	$15,643,577

Investments, at value	$6,185,399	$9,179,023	$15,222,897
Cash	—	—	1,650
Foreign Cash (Cost $0, $0, $61,863)	—	—	61,863
Deposit at Broker	—	—	62,849
Unrealized appreciation on swaps	61,223	48,656	—
Unrealized appreciation on forward currency exchange contracts	—	—	2,821
Receivable for securities sold	—	—	161,434
Receivable for fund shares sold	—	—	58,341
Interest and dividends receivable	—	—	165,379
Prepaid expenses and other assets	31,764	29,881	46,045
Total Assets	6,278,386	9,257,560	15,783,279

Liabilities:
Options written (premiums received $74,785, $153,119, $0)	80,804	92,800	—
Payable for securities purchased	—	—	799,839
Payable to manager	3,958	7,564	10,509
Payable for upfront premium on swaps	—	—	35,491
Variation margin payable	—	—	787
Supervisory fee payable	2,259	1,009	1,044
Administration fees payable	—	—	242
Custody fees payable	—	—	12,851
Trustee fees payable	801	632	659
Compliance officer fees payable	—	—	979
Payable for distribution (12b-1) fees	305	54	—
Due to broker	289,868	194,229	—
Accrued expenses and other liabilities	1,749	2,235	39,148
Total Liabilities	379,744	298,523	901,549

Net Assets	$5,898,642	$8,959,037	$14,881,730

Net Assets:
Par value of shares of beneficial interest	$5,755	$9,268	$15,825
Paid in capital	5,581,020	8,508,229	16,960,533
Undistributed net investment gain (loss)	(48,533)	(67,596)	(24,594)
Accumulated net realized gain (loss) on investments, options purchased and options written	(26,124)	(41,190)	(1,611,948)
Net unrealized appreciation (depreciation) on investments, short sales, futures contracts, swaps and foreign currency transactions	386,524	550,326	(458,086)
Net Assets	$5,898,642	$8,959,037	$14,881,730

Net Asset Value Per Share
Class I
Net Assets	$5,149,516	$8,662,712	$13,323,131
Shares of beneficial interest outstanding	501,871	895,984	1,416,754
Net asset value/offering price per share (a)	$10.26	$9.67	$9.40

Class A
Net Assets	$386,244	$173,371	$992,782
Shares of beneficial interest outstanding	37,840	17,993	105,577
Net asset value (a)	$10.21	$9.64	$9.40
Offering price per share (maximum sales charge of 5.75%)	$10.83	$10.23	$9.97

Class C
Net Assets	$362,882	$122,954	$565,817
Shares of beneficial interest outstanding	35,836	12,862	60,168
Net asset value/offering price per share (b)	$10.13	$9.56	$9.40

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2017 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$132,455	$210,102	$112,369	$48,389	$48,165
Interest income	301	407	2,825	204	91
Securities lending income - net	1,946	10,394	2,768	945	—
Less: Foreign withholding taxes	—	—	(105)	—	(5,974)
Total Investment Income	134,702	220,903	117,857	49,538	42,282

Operating Expenses:
Management fees	63,140	123,674	55,242	24,810	18,977
Distribution (12b-1) fees
Class A Shares	1,010	4,120	4,649	106	90
Class C Shares	5,423	37,973	5,513	1,921	1,503
Administration fees	30,833	54,542	21,999	13,137	18,342
Registration fees	8,297	16,310	15,135	6,787	7,727
Professional fees	4,297	13,642	4,491	2,434	1,960
Custodian fees	6,943	17,367	36,296	22,743	34,734
Trustees’ fees	2,433	4,510	1,893	943	682
Compliance officer fees	1,613	3,640	934	811	333
Printing and postage expense	4,494	8,333	3,495	6,713	4,243
Insurance expense	387	735	302	147	109
Non 12b-1 shareholder servicing	3,428	7,794	3,424	1,886	1,388
Miscellaneous expenses	1,488	—	1,488	1,488	—
Total Operating Expenses	133,786	292,640	154,861	83,926	90,088
Less: Expenses waived and/or reimbursed	—	—	—	—	(15,152)
Net Operating Expenses	133,786	292,640	154,861	83,926	74,936

Net Investment Income (Loss)	916	(71,737)	(37,004)	(34,388)	(32,654)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	345,695	207,738	539,916	475,765	2,623
Net realized gain	345,695	207,738	539,916	475,765	2,623

Net change in unrealized appreciation on Investments and Foreign currency translations	1,518,622	1,957,092	424,625	395,230	227,825
Net Realized and Unrealized Gain on investments	1,864,317	2,164,830	964,541	870,995	230,448

Net Increase in Net Assets Resulting From Operations	$1,865,233	$2,093,093	$927,537	$836,607	$197,794

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2017 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$163,066	$286,821	$33,505	$19,340	$—
Interest income	380	2,396	49	69	70,098
Securities lending income - net	1,400	3,759	—	—	436
Less: Foreign withholding taxes	(1,809)	—	(816)	—	—
Total Investment Income	163,037	292,976	32,738	19,409	70,534

Operating Expenses:
Management fees	131,900	275,118	15,824	12,698	21,173
Distribution (12b-1) fees
Class A Shares	14,462	31,490	1,118	248	236
Class C Shares	12,585	36,296	626	539	2,074
Administration fees	29,117	55,487	5,028	5,112	14,945
Registration fees	12,715	13,631	10,912	9,173	6,690
Professional fees	6,402	11,315	485	789	3,108
Custodian fees	6,483	8,927	7,240	6,945	5,459
Trustees’ fees	2,479	4,380	264	208	2,005
Compliance officer fees	3,656	2,704	165	572	387
Printing and postage expense	5,578	9,084	4,963	4,860	3,855
Insurance expense	400	717	42	33	161
Non 12b-1 shareholder servicing	10,481	23,329	1,091	843	992
Miscellaneous expenses	1,496	—	—	1,240	—
Total Operating Expenses	237,754	472,478	47,758	43,260	61,085
Less: Expenses waived	—	—	(8,028)	(11,962)	(8,974)
Net Operating Expenses	237,754	472,478	39,730	31,298	52,111

Net Investment Income (Loss)	(74,717)	(179,502)	(6,992)	(11,889)	18,423

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	1,690,264	2,176,228	146,401	41,429	37,328
Net realized gain	1,690,264	2,176,228	146,401	41,429	37,328

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency transactions	(1,066,858)	4,104,647	101,229	311,832	(100,132)
Net Realized and Unrealized Gain (Loss) on Investments	623,406	6,280,875	247,630	353,261	(62,804)
Net Increase (Decrease) in Net Assets Resulting From Operations	$548,689	$6,101,373	$240,638	$341,372	$(44,381)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2017 (Unaudited)

				James Alpha	James Alpha
	Municipal	U.S. Government	James Alpha	Global Real Estate	Multi Strategy
	Bond	Money Market	Macro	Investments	Alternative Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
			(Consolidated)
Investment Income:
Dividend income	$—	$—	$122,138	$9,579,855	$236,028
Interest Income	8,342	24,489	2,828	4,957	1,032
Dividend income from Affiliates	—	—	—	—	11,144
Less: Foreign withholding taxes	—	—	—	(143,889)	(1,601)
Total Investment Income	8,342	24,489	124,966	9,440,923	246,603

Operating Expenses:
Management fees	2,580	29,617	65,946	2,559,666	152,475
Supervisory fees	—	—	8,080	185,576	7,439
Distribution (12b-1) fees
Class A Shares	19	558	981	119,883	141
Class C Shares	1,162	2,803	7,267	352,227	1,542
Administration fees	4,634	7,003	17,646	544,839	29,481
Registration fees	5,153	8,324	15,713	31,688	7,736
Professional fees	351	4,750	8,656	111,784	4,489
Custodian fees	1,975	6,746	1,573	27,192	13,077
Trustees’ fees	136	—	1,964	40,960	1,584
Compliance officer fees	199	1,971	861	31,952	304
Printing and postage expense	1,741	6,038	11,586	75,665	6,108
Insurance expense	24	251	337	6,880	255
Non 12b-1 shareholder servicing	40	1,291	7,549	130,032	795
Dividend Expense	—	—	—	—	26,458
Interest Expense	—	—	—	—	24,209
Miscellaneous expenses	—	1,488	1,487	—	1,488
Total Operating Expenses	18,014	70,840	149,646	4,218,344	277,581
Less: Expenses waived and/or reimbursed	(11,912)	(43,069)	(66,572)	(384,344)	(34,372)
Less: Audit fee waived	—	(4,750)	—	—	—
Net Operating Expenses	6,102	23,021	83,074	3,834,000	243,209

Net Investment Income	2,240	1,468	41,892	5,606,923	3,394

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments, Options purchased and Foreign currency transactions	(890)	—	(110,356)	6,459,531	975,725
Securities sold short	—	—	—	—	(124,448)
Options written	—	—	—	—	5,182
Net realized gain (loss)	(890)	—	(110,356)	6,459,531	856,459

Net change in unrealized appreciation (depreciation) on:
Investments, Options purchased and Foreign currency transactions	(34,077)	—	(116,338)	3,827,787	(94,901)
Securities sold short	—	—	—	—	(149,909)
Swaps	—	—	(10,689)	—	—
Net change in unrealized appreciation (depreciation)	(34,077)	—	(127,027)	3,827,787	(244,810)
Net Realized and Unrealized Gain (Loss) on Investments	(34,967)	—	(237,383)	10,287,318	611,649

Net Increase (Decrease) in Net Assets Resulting From Operations	$(32,727)	$1,468	$(195,491)	$15,894,241	$615,043

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2017 (Unaudited)

	James Alpha	James Alpha	James Alpha
	Managed Risk	Managed Risk	Hedged
	Domestic Equity	Emerging Markets	High Income
	Portfolio	Equity Portfolio	Portfolio
Investment Income:
Dividend income	$54,652	$80,430	$19,895
Interest income	157	350	505,924
Total Investment Income	54,809	80,780	525,819

Operating Expenses:
Management fees	34,665	48,561	124,921
Supervisory fees	7,439	7,439	4,090
Distribution (12b-1) fees
Class A Shares	541	211	2,305
Class C Shares	1,921	570	2,396
Administration fees	5,922	8,296	13,666
Registration fees	16,956	16,761	24,042
Professional fees	898	939	3,393
Custodian fees	265	60	10,121
Trustees’ fees	1,039	1,068	992
Compliance officer fees	338	380	979
Printing and postage expense	2,231	2,231	9,083
Insurance expense	118	138	110
Non 12b-1 shareholder servicing	100	695	1,345
Interest Expense	6,293	9,578	—
Miscellaneous expenses	—	—	—
Total Operating Expenses	78,726	96,927	197,443
Less: Expenses waived	(11,415)	(5,733)	(45,972)
Net Operating Expenses	67,311	91,194	151,471

Net Investment Income (loss)	(12,502)	(10,414)	374,348

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	428,001	530,768	8,547
Options purchased	(777,411)	(965,299)	—
Options written	342,571	533,550	—
Swaps	110,270	69,424	(29,388)
Securities sold short	944	—	—
Futures	—	—	76,312
Net realized gain (loss)	104,375	168,443	55,471

Net change in unrealized appreciation (depreciation) on:
Investments	(1,717)	(107,926)	460,620
Options purchased	43,138	(35,155)	—
Options written	(37,018)	65,251	—
Swaps	61,223	48,656	(6,250)
Futures contracts	—	—	(8,497)
Net change in unrealized appreciation (depreciation)	65,626	(29,174)	445,873
Net Realized and Unrealized Gain (Loss) on investments	170,001	139,269	501,344

Net Increase in Net Assets Resulting From Operations	$157,499	$128,855	$875,692

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$916	$91,121	$(71,737)	$336,546	$(37,004)	$(41,332)
Net realized gain (loss) on investments	345,695	(943,656)	207,738	8,558,321	539,916	831,548
Net change in unrealized appreciation (depreciation) on investments	1,518,622	223,595	1,957,092	(5,785,696)	424,625	(1,534,865)
Net increase (decrease) in net assets resulting from operations	1,865,233	(628,940)	2,093,093	3,109,171	927,537	(744,649)

Distributions to Shareholders:
Net Realized Gains:
Class I	—	(465,825)	(5,130,102)	(3,563,778)	(778,668)	(593,382)
Class A	—	(10,696)	(382,681)	(213,833)	(175,627)	(151,112)
Class C	—	(29,229)	(2,058,733)	(464,308)	(97,191)	(62,992)
Net Investment Income:
Class I	—	—	(266,854)	—	—	—
Class A	—	—	(11,322)	—	—	—
Class C	—	—	(55,566)	—	—	—
Total Dividends and Distributions to Shareholders	—	(505,750)	(7,905,258)	(4,241,919)	(1,051,486)	(807,486)

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	691,837	2,935,836	2,178,261	11,724,820	594,970	2,465,535
Class A	86,926	24,812	213,520	814,730	71,327	136,787
Class C	32,917	362,964	5,129,017	1,350,877	97,436	813,796
Reinvestment of dividends and distributions
Class I	—	440,800	4,975,060	3,206,582	754,959	571,575
Class A	—	2,988	348,072	194,487	167,462	140,676
Class C	—	28,726	2,076,801	453,016	86,901	56,453
Redemption fee proceeds
Class I	—	—	908	1,923	—	432
Class A	—	—	64	114	—	98
Class C	—	—	270	210	—	36
Cost of shares redeemed
Class I	(2,596,001)	(6,947,595)	(6,796,368)	(16,149,601)	(1,764,901)	(4,539,975)
Class A	(42,562)	(87,188)	(487,938)	(703,706)	(183,290)	(966,946)
Class C	(445,983)	(298,916)	(1,483,187)	(910,172)	(171,879)	(556,407)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,272,866)	(3,537,573)	6,154,480	(16,720)	(347,015)	(1,877,940)

Total Increase (Decrease) in Net Assets	(407,633)	(4,672,263)	342,315	(1,149,468)	(470,964)	(3,430,075)

Net Assets:
Beginning of period	20,192,767	24,865,030	37,651,975	38,801,443	15,433,911	18,863,986
End of period*	$19,785,134	$20,192,767	$37,994,290	$37,651,975	$14,962,947	$15,433,911
* Includes undistributed net investment income (loss) at end of period	$(37,497)	$(38,413)	$(71,988)	$333,491	$(79,335)	$(42,331)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(34,388)	$(45,127)	$(32,654)	$32,427	$(74,717)	$(95,538)
Net realized gain (loss) on investments and foreign currency transactions	475,765	(1,132,780)	2,623	(797,482)	1,690,264	2,254,134
Net change in unrealized appreciation (depreciation) on investments foreign currency transactions	395,230	1,251,360	227,825	589,789	(1,066,858)	(836,500)
Net increase (decrease) in net assets resulting from operations	836,607	73,453	197,794	(175,266)	548,689	1,322,096

Distributions to Shareholders:
Net Realized Gains:
Class I	—	(3,229,979)	—	—	(1,140,920)	(1,124,896)
Class A	—	(3,823)	—	—	(782,230)	(274,854)
Class C	—	(190,846)	—	—	(303,920)	(818,071)
Net Investment Income:
Class I	—	—	(29,097)	(9,331)	—	—
Class A	—	—	(3)	(8)	—	—
Class C	—	—	—	—	—	—
Total Dividends and Distributions to Shareholders	—	(3,424,648)	(29,100)	(9,339)	(2,227,070)	(2,217,821)

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	516,834	897,763	146,917	775,853	419,904	2,132,900
Class A	49,254	3,181	31,960	2,861	257,501	353,765
Class C	11,825	230,167	5,172	147,922	347,574	473,589
Reinvestment of dividends and distributions
Class I	—	3,046,147	27,777	8,971	1,087,221	1,073,444
Class A	—	3,823	3	9	723,361	740,540
Class C	—	188,525	—	—	290,272	256,935
Redemption fee proceeds
Class I	—	—	—	109	6	—
Class A	—	—	—	1	4	—
Class C	—	—	—	4	1	5
Cost of shares redeemed
Class I	(1,114,765)	(2,945,052)	(763,837)	(2,079,280)	(2,350,527)	(2,762,886)
Class A	(6,051)	(5,676)	(24,470)	(40,340)	(703,746)	(2,265,122)
Class C	(266,595)	(123,028)	(38,803)	(79,884)	(279,121)	(285,988)
Net increase (decrease) in net assets from share transactions of beneficial interest	(809,498)	1,295,850	(615,281)	(1,263,774)	(207,550)	(282,818)

Total Increase (Decrease) in Net Assets	27,109	(2,055,345)	(446,587)	(1,448,379)	(1,885,931)	(1,178,543)

Net Assets:
Beginning of period	7,625,626	9,680,971	5,420,884	6,869,263	23,298,875	24,477,418
End of period*	$7,652,735	$7,625,626	$4,974,297	$5,420,884	$21,412,944	$23,298,875
* Includes undistributed net investment income (loss) at end of period	$(82,927)	$(48,539)	$(41,773)	$19,981	$(136,616)	$(61,899)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment (loss)	$(179,502)	$(60,002)	$(6,992)	$(16,106)	$(11,889)	$(18,232)
Net realized gain (loss) on investments and foreign currency transactions	2,176,228	3,899,968	146,401	(891,649)	41,429	142,738
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,104,647	2,483,942	101,229	798,655	311,832	(84,187)
Net increase (decrease) in net assets resulting from operations	6,101,373	6,323,908	240,638	(109,100)	341,372	40,319

Distributions to Shareholders:
Net Realized Gains:
Class I	(1,684,638)	(2,022,978)	—	—	—	—
Class A	(1,359,165)	(1,756,052)	—	—	—	—
Class C	(722,861)	(875,765)	—	—	—	—
Total Dividends and Distributions to Shareholders	(3,766,664)	(4,654,795)	—	—	—	—

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	3,129,650	2,504,111	84,235	400,985	385,635	161,087
Class A	638,558	549,793	21,426	65,189	14,479	19,697
Class C	1,356,036	505,563	3,203	44,256	745	41,786
Reinvestment of dividends and distributions
Class I	1,562,782	1,870,826	—	—	—	—
Class A	1,268,062	1,637,256	—	—	—	—
Class C	715,796	855,674	—	—	—	—
Redemption fee proceeds
Class I	11	362	—	—	—	4
Class A	9	122	—	—	—	1
Class C	4	30	—	—	—	—
Cost of shares redeemed
Class I	(1,777,887)	(4,575,040)	(232,901)	(542,579)	(246,264)	(434,082)
Class A	(1,145,932)	(2,560,771)	(5,142)	(100,685)	(23,909)	(27,779)
Class C	(1,043,160)	(960,733)	(18,990)	(32,628)	(39,962)	(24,935)
Net increase (decrease) in net assets from share transactions of beneficial interest	4,703,929	(172,807)	(148,169)	(165,462)	90,724	(264,221)

Total Increase (Decrease) in Net Assets	7,038,638	1,496,306	92,469	(274,562)	432,096	(223,902)

Net Assets:
Beginning of period	42,035,677	40,539,371	2,505,619	2,780,181	1,770,567	1,994,469
End of period*	$49,074,315	$42,035,677	$2,598,088	$2,505,619	$2,202,663	$1,770,567
* Includes undistributed net investment loss at end of period	$(179,502)	$—	$(9,646)	$(2,654)	$(23,546)	$(11,657)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$18,423	$76,689	$2,240	$3,482	$1,468	$1,450
Net realized gain on investments	37,328	32,382	(890)	50,870	—	—
Net change in unrealized appreciation (depreciation) on investments	(100,132)	103,367	(34,077)	(12,300)	—	—
Net increase (decrease) in net assets resulting from operations	(44,381)	212,438	(32,727)	42,052	1,468	1,450

Distributions to Shareholders:
Net Realized Gains:
Class I	(30,142)	(81,367)	(26,657)	(12,264)	—	—
Class A	(505)	(724)	(395)	(149)	—	—
Class C	(1,795)	(3,676)	(9,349)	(4,745)	—	—
Net Investment Income:
Class I	(18,162)	(74,742)	(2,066)	(3,218)	(594)	(1,328)
Class A	(131)	(474)	(14)	(19)	(14)	(24)
Class C	(100)	(1,377)	(132)	(290)	(29)	(103)
Total Dividends and Distributions to Shareholders	(50,835)	(162,360)	(38,613)	(20,685)	(637)	(1,455)

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	677,545	2,264,722	114,472	457,988	2,630,654	10,273,854
Class A	43,489	5,522	—	—	173,978	192,685
Class C	30,677	60,970	692	37,007	65,494	621,260
Reinvestment of dividends and distributions
Class I	44,828	144,529	28,343	15,250	583	1,291
Class A	565	994	— ^	— ^	12	24
Class C	1,842	4,932	9,481	3,486	29	99
Redemption fee proceeds
Class I	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Cost of shares redeemed
Class I	(1,348,697)	(3,779,172)	(68,085)	(660,037)	(4,636,967)	(10,366,045)
Class A	(5,867)	(4,819)	—	—	(131,492)	(227,176)
Class C	(29,502)	(39,651)	—	(101,612)	(30,228)	(1,674,718)
Net increase (decrease) in net assets from share transactions of beneficial interest	(585,120)	(1,341,973)	84,903	(247,918)	(1,927,937)	(1,178,726)

Total Increase (Decrease) in Net Assets	(680,336)	(1,291,895)	13,563	(226,551)	(1,927,106)	(1,178,731)

Net Assets:
Beginning of period	8,313,564	9,605,459	985,465	1,212,016	13,533,699	14,712,430
End of period*	$7,633,228	$8,313,564	$999,028	$985,465	$11,606,593	$13,533,699
* Includes undistributed net investment income (loss) at end of period	$7,966	$7,936	$(17)	$(45)	$831	$—

^	Less than $0.50

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Macro		James Alpha Global		James Alpha Multi Strategy
	Portfolio (a)		Real Estate Investments Portfolio		Alternative Income Portfolio
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$41,892	$(167,698)	$5,606,923	$8,495,590	$3,394	$99,359
Net realized gain (loss) on investments and foreign currency transactions	(110,356)	(1,058,527)	6,459,531	35,420,568	856,459	(1,021,780)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(127,027)	(26,716)	3,827,787	(2,229,336)	(244,810)	604,988
Net increase (decrease) in net assets resulting from operations	(195,491)	(1,252,941)	15,894,241	41,686,822	615,043	(317,433)

Distributions to Shareholders:
Net Realized Gains:
Class I	—	—	(12,505,157)	(13,441,873)	(267,847)	(133,915)
Class A	—	—	(4,778,627)	(5,829,606)	(2,049)	(234)
Class C	—	—	(3,514,677)	(4,693,329)	(5,104)	(2,070)
Net Investment Income:
Class I	—	(332,539)	(2,052,924)	(8,324,315)	(5,721)	(9,171)
Class A	—	(10,537)	(654,339)	(3,349,275)	—	(51)
Class C	—	(30,576)	(206,958)	(2,134,838)	—	(115)
Return of Capital
Class I	—	—	—	—	—	(90,131)
Class A	—	—	—	—	—	(381)
Class C	—	—	—	—	—	(847)
Total Dividends and Distributions to Shareholders	—	(373,652)	(23,712,682)	(37,773,236)	(280,721)	(236,915)

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	593,133	6,484,251	62,125,433	137,420,585	13,139	313,349
Class A	95,062	518,633	15,111,074	33,809,034	18,445	94,690
Class C	118,015	465,426	5,841,980	17,801,628	31,881	289,114
Reinvestment of dividends and distributions
Class I	—	328,209	9,251,402	13,985,187	273,531	233,179
Class A	—	10,141	4,151,982	7,166,372	2,049	666
Class C	—	22,317	2,938,005	5,282,546	4,576	2,794
Redemption fee proceeds
Class I	—	1,798	5,359	5,128	—	—
Class A	—	104	1,958	2,057	—	—
Class C	—	237	1,433	1,585	—	—
Cost of shares redeemed
Class I	(2,725,570)	(6,934,547)	(65,388,609)	(84,057,345)	(114,661)	(199,283)
Class A	(212,873)	(1,450,994)	(20,123,870)	(30,677,315)	(6,343)	(18,329)
Class C	(586,074)	(705,937)	(12,093,177)	(22,209,414)	(88,004)	(120,545)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,718,307)	(1,260,362)	1,822,970	78,530,048	134,613	595,635

Total Increase (Decrease) in Net Assets	(2,913,798)	(2,886,955)	(5,995,471)	82,443,634	468,935	41,287

Net Assets:
Beginning of period	14,068,048	16,955,003	451,001,281	368,557,647	15,337,843	15,296,556
End of period*	$11,154,250	$14,068,048	$445,005,810	$451,001,281	$15,806,778	$15,337,843
* Includes undistributed net investment income (loss) at end of period	$(63,583)	$(105,475)	$3,303,264	$610,562	$(109,868)	$(107,541)

(a)	Formerly known as the James Alpha Global Enhanced Real Return Portfolio.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Managed		James Alpha Managed Risk
	Risk Domestic		Risk Emerging Markets		James Alpha Hedged
	Equity Portfolio		Equity Portfolio		High Income Portfolio

						For the
	Six Months		Six Months		Six Months	Period Ended	Year Ended
	Ended	Year Ended	Ended	Year Ended	Ended	August 31,	October 31,
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	2016(a)	2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment gain (loss)	$(12,502)	$(15,376)	$(10,414)	$972	$374,348	$670,211	$1,303,502
Net realized gain (loss) on investments	104,375	(130,499)	168,443	(172,329)	55,471	(1,365,200)	(383,148)
Net change in unrealized (depreciation) on investments	65,626	447,079	(29,174)	670,170	445,873	928,764	(1,233,493)
Net increase (decrease) in net assets resulting from operations	157,499	301,204	128,855	498,813	875,692	233,775	(313,139)

Distributions to Shareholders:
Net Realized Gains:
Class I	—	—	—	(31,052)	—	—	(82,396)
Class A	—	—	—	(616)	—	—	(17,220)
Class C	—	—	—	(46)	—	—	(5,789)
Net Investment Income:
Class I	(5,385)	(21,326)	(13,861)	(43,604)	(353,236)	(591,649)	(1,058,483)
Class A	—	(631)	—	(770)	(28,509)	(57,921)	(183,098)
Class C	—	(28)	—	(39)	(11,163)	(18,643)	(54,950)
Total Dividends and Distributions to Shareholders	(5,385)	(21,985)	(13,861)	(76,127)	(392,908)	(668,213)	(1,401,936)

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	553,618	3,088,905	1,707,943	4,792,637	1,694,302	1,253,576	6,681,709
Class A	102,583	724,298	3,770	153,358	164,246	168,322	604,963
Class C	40,445	417,448	14,221	106,696	65,778	5,510	—
Reinvestment of dividends and distributions
Class I	3,910	14,796	6,544	18,919	339,051	587,259	1,123,436
Class A	—	631	—	1,387	23,232	57,110	175,165
Class C	—	28	—	85	1,453	18,643	60,739
Redemption fee proceeds
Class I	3,560	963	286	3,871	—	50	—
Class A	309	30	7	73	—	—	—
Class C	277	2	4	—	—	—	—
Cost of shares redeemed
Class I	(1,016,321)	(1,216,757)	(1,266,889)	(1,192,231)	(2,399,002)	(6,974,066)	(6,601,183)
Class A	(577,647)	(9,264)	—	(81,689)	(455,271)	(2,006,728)	(1,632,559)
Class C	(103,943)	(10,710)	(6,151)	—	(94,363)	(159,904)	(844,906)
Net increase (decrease) in net assets from share transactions of beneficial interest	(993,209)	3,010,370	459,735	3,803,106	(660,574)	(7,050,228)	(432,636)

Total Increase (decrease) in Net Assets	(841,095)	3,289,589	574,729	4,225,792	(177,790)	(7,484,666)	(2,147,711)

Net Assets:
Beginning of period	6,739,737	3,450,148	8,384,308	4,158,516	15,059,520	22,544,186	24,691,897
End of period*	$5,898,642	$6,739,737	$8,959,037	$8,384,308	$14,881,730	$15,059,520	$22,544,186
* Includes undistributed net investment income (loss) at end of period	$(48,533)	$(30,646)	$(67,596)	$(43,321)	$(24,594)	$(6,034)	$43,126

(a)	For the period from prior fiscal year end November 1, 2015 through August 31, 2016.

See accompanying notes to financial statements.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of nineteen series. These financial statements include the following eighteen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, the James Alpha Macro Portfolio (formerly the James Alpha Global Enhanced Real Return Portfolio), the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, and the James Alpha Hedged High Income Portfolio (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. The James Alpha Macro Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio and the James Alpha Hedged High Income Portfolio are all managed by James Alpha Advisors, LLC (“James Alpha Advisors”), the James Alpha Global Real Estate Investments Portfolio is managed by Ascent Investment Advisors, LLC (“Ascent”), and all six are supervised by the Manager. With the exception of the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, and the James Alpha Hedged High Income Portfolio, each of the Portfolios is provided with the discretionary advisory services of an investment adviser or advisers identified, retained, supervised and compensated by the Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, and Financial Services; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; DePrince, Race & Zollo, Inc. serves as Adviser to International Equity; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Sunnymeath Asset Management, Inc. serves as Adviser to Investment Quality Bond; 16th Amendment Advisors, LLC serves as Adviser to Municipal Bond; CLS Investments, LLC serves as Adviser to U.S. Government Money Market. James Alpha Advisors, LLC serves as Adviser to James Alpha Macro, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity and James Alpha Hedged High Income, and Ascent Investment Advisors, LLC serves as Adviser to James Alpha Global Real Estate Investments. Ranger Global Real Estate Advisors, LLC serves as the sub-adviser to the James Alpha Global Real Estate Investments; Ranger Global Real Estate Advisors, LLC, Bullseye Asset Management LLC, Kellner Private Fund Management, LP and Yorkville Capital Management LLC serve as the sub-advisers to the James Alpha Multi Strategy Alternative Income; EAB Investment Group, LLC serves as the sub-adviser to the James Alpha Managed Risk Domestic Equity and James Alpha Managed Risk Emerging Markets Equity; Concise Capital Management, LP and Amundi Smith Breeden LLC serve as sub-advisers to the James Alpha Hedged High Income Portfolio. Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, and the James Alpha Hedged High Income Portfolio are diversified portfolios. The James Alpha Managed Risk Domestic Equity Portfolio and the James Alpha Managed Risk Emerging Markets Equity Portfolio are non-diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
James Alpha Macro	Attractive long-term risk-adjusted returns relative to traditional financial market indices
James Alpha Global Real Estate	Total return consisting of current income and capital appreciation
James Alpha Multi Strategy Alternative Income	Long-term capital appreciation
James Alpha Managed Risk Domestic Equity	Capital appreciation
James Alpha Managed Risk Emerging Markets Equity	Capital appreciation
James Alpha Hedged High Income	High current income

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% redemption fee on the value of shares that are redeemed within 30 days of purchase. Such fees are paid directly to the Portfolio from which the redemption is made. Please see the Trust’s prospectuses for additional details.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a)	Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,352,115	$—	$—	$19,352,115
Short-Term Investments	46,509	—	—	46,509
Collateral for Securities Loaned	—	773,290	—	773,290
Total	$19,398,624	$773,290	$—	$20,171,914

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$37,328,683	$—	$—	$37,328,683
Short-Term Investments	638,535	—	—	638,535
Collateral for Securities Loaned	—	256,133	—	256,133
Total	$37,967,218	$256,133	$—	$38,223,351

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,472,822	$—	$—	$14,472,822
Exchange Traded Fund	243,629	—	—	243,629
Short-Term Investments	188,658			188,658
Collateral for Securities Loaned	—	843,535	—	843,535
Total	$14,905,109	$843,535	$—	$15,748,644

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,422,123	$—	$—	$7,422,123
Short-Term Investments	258,276	—	—	258,276
Collateral for Securities Loaned	—	837,512	—	837,512
Total	$7,680,399	$837,512	$—	$8,517,911

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Auto Manufacturers	$—	$101,712	$—	$101,712
Auto Parts & Equipment	—	176,251	—	176,251
Banks	49,610	667,266	—	716,876
Beverages	73,890	51,416	—	125,306
Building Materials	—	177,394	—	177,394
Chemicals	—	201,290	—	201,290
Coal	—	25,138	—	25,138
Commercial Services	—	38,968	—	38,968
Diversified Financial Services	—	162,986	—	162,986
Electrical Components & Equipment	—	139,169	—	139,169
Electronics	—	159,173	—	159,173
Engineering & Construction	49,119	75,646	—	124,765
Food	46,982	197,254	—	244,236
Forest Products & Paper	40,934	—	—	40,934
Holding Companies - Diversified	—	85,602	—	85,602
Home Builders	—	98,429	—	98,429
Household Products/Wares	—	48,620	—	48,620
Insurance	—	112,050	—	112,050
Lodging	—	210,649	—	210,649
Media	—	53,133	—	53,133
MetalFabricate/Hardware	22,570	113,531	—	136,101
Mining	—	76,083	—	76,083
Multi-National	53,447	—	—	53,447
Oil & Gas	87,160	313,476	—	400,636
Oil & Gas Services	64,415	—	—	64,415
Pharmaceuticals	—	377,252	—	377,252
REIT	—	50,428	—	50,428
Retail	—	113,969	—	113,969
Software	—	87,217	—	87,217
Telecommunications	51,868	350,647	—	402,515
Transportation	—	52,594	—	52,594
Water	—	58,682	—	58,682
Short-Term Investments	28,394	—	—	28,394
Total	$568,389	$4,376,025	$—	$4,944,414

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,883,816	$—	$—	$20,883,816
Short-Term Investments	405,496	—	—	405,496
Collateral for Securities Loaned	—	862,538	—	862,538
Total	$21,289,312	$862,538	$—	$22,151,850

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

Technology & Communications

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$46,767,980	$—	$—	$46,767,980
Short-Term Investments	2,417,829	—	—	2,417,829
Collateral for Securities Loaned	—	2,065,242	—	2,065,242
Total	$49,185,809	$2,065,242	$—	$51,251,051

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,536,783	$—	$—	$2,536,783
Short-Term Investments	90,133	—	—	90,133
Total	$2,626,916	$—	$—	$2,626,916

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,152,990	$—	$—	$2,152,990
Short-Term Investments	46,387	—	—	46,387
Total	$2,199,377	$—	$—	$2,199,377

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$—	$3,770,158	$—	$3,770,158
Corporate Bonds and Notes	—	3,660,447	—	3,660,447
Short-Term Investments	157,750	—	—	157,750
Collateral for Securities Loaned	—	510,396	—	510,396
Total	$157,750	$7,941,001	$—	$8,098,751

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$889,937	$—	$889,937
Short-Term Investments	113,159	—	—	113,159
Total	$113,159	$889,937	$—	$1,003,096

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$11,639,000	$—	$11,639,000
Total	$—	$11,639,000	$—	$11,639,000

James Alpha Macro

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,706,600	$—	$—	$4,706,600
Mutual Funds	1,427,611	—	—	1,427,611
Short-Term Investments	3,625,930	—	—	3,625,930
Total	$9,760,141	$—	$—	$9,760,141
Derivatives *
Total Return Swap	$—	$(10,689)	$—	$(10,689)

James Alpha Global Real Estate Investments

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$442,774,184	$—	$—	$442,774,184
Short-Term Investments	5,366,862	—	—	5,366,862
Total	$448,141,046	$—	$—	$448,141,046

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

James Alpha Multi Strategy Alternative Income

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,143,361	$—	$—	$15,143,361
Exchange Traded Funds	1,835,731	—	—	1,835,731
Mutual Funds	736,817	—	—	736,817
Short-Term Investments	393,247	—	—	393,247
Total	$18,109,156	$—	$—	$18,109,156
Liabilities*
Common Stocks Sold Short	$(2,324,074)	$—	$—	$(2,324,074)
Exchange Traded Funds Sold Short	(1,048,382)	—	—	(1,048,382)
Total	$(3,372,456)	$—	$—	$(3,372,456)

James Alpha Managed Risk Domestic Equity

Exchange Traded Funds	$5,817,162	$—	$—	$5,817,162
Put Options Purchased	91,500	—	—	91,500
Short-Term Investments	276,737	—	—	276,737
Total	$6,185,399	$—	$—	$6,185,399
Liabilities*
Put Options Written	$(32,360)	$—	$—	$(32,360)
Call Options Written	(48,444)	—	—	(48,444)
Total	$(80,804)	$—	$—	$(80,804)
Derivatives*
Total Return Swap	$61,223	$—	$—	$61,223

James Alpha Managed Risk Emerging Markets Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,167,850	$—	$—	$8,167,850
Put Options Purchased	269,750	—	—	269,750
Short-Term Investments	741,423	—	—	741,423
Total	$9,179,023	$—	$—	$9,179,023
Liabilities*
Put Options Written	$(70,500)	$—	$—	$(70,500)
Call Options Written	(22,300)	—	—	(22,300)
Total	$(92,800)	$—	$—	$(92,800)
Derivatives*
Total Return Swaps	$48,656	$—	$—	$48,656

James Alpha Hedged High Income

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,340,539	$—	$2,340,539
Bank Loans	—	1,216,914	—	1,216,914
Term Loans	—	30,230	—	30,230
Corporate Bonds	—	7,680,903	—	7,680,903
Convertible Bonds	—	662,184	—	662,184
Exchange Traded Funds	1,713,730	—	—	1,713,730
Preferred Stock	91,531	—	—	91,531
Short-Term Investments	1,387,024	—	—	1,387,024
U.S. Government	—	99,842	—	99,842
Total	$3,192,285	$12,030,612	$—	$15,222,897
Derivatives
Long Futures Contracts	(94)	—	—	(94)
Short Futures Contracts	(18,099)	—	—	(18,099)
Credit Default Swaps	—	(21,978)	—	(21,978)

The Portfolios did not hold any Level 3 securities during the period.

It is the Portfolios’ policy to recognize transfers into and out of Levels at the end of the reporting period.

There were no transfers between Level 1 and Level 2 during the current period presented.

*	Refer to the Schedules of Investments for industry or category classifications.

Consolidation of Subsidiary – James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the company’s law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

		SPC Net Assets at	% of Fund Total Assets at
	Inception Date of SPC	February 28, 2017	February 28, 2017
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$388,960	3.49%

(b)	Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2016 (for the tax year ended December 31, 2015, for the James Alpha Global Real Estate Investments Portfolio), available to offset future capital gains, if any, are as follows:

			Non-Expiring	Non-Expiring
	Expiring		Short-Term	Long-Term	Total
Saratoga Large Capitalization Value Portfolio	$—		$182,953	$444,533	$627,486
Saratoga Large Capitalization Growth Portfolio	—		—	—	—
Saratoga Mid Capitalization Portfolio	—		—	—	—
Saratoga Small Capitalization Portfolio	—		131,092	1,045	132,137
Saratoga International Equity Portfolio	1,801,080	8/31/2018	461,739	181,049	2,443,868
Saratoga Health & Biotechnology Portfolio	—		—	—	—
Saratoga Technology & Communications Portfolio	—		—	—	—
Saratoga Energy & Basic Materials Portfolio	292,003	8/31/2018	537,819	77,571	907,393
Saratoga Financial Services Portfolio	399,613	8/31/2017	—	—	399,613
	582,779	8/31/2018	—	—	582,779
	38,144	8/31/2019	—	—	38,144
Totals:	1,020,536			Totals:	1,020,536
Saratoga Investment Quality Bond Portfolio	—		—	—	—
Saratoga Municipal Bond Portfolio	—		—	—	—
Saratoga U.S. Government Money Market Portfolio	—		—	—	—
James Alpha Macro Portfolio	—		124,080	417,695	541,775
James Alpha Global Real Estate Investments Portfolio	—		—	—	—
James Alpha Multi Strategy Alternative Income Portfolio	—		—	—	—
James Alpha Managed Risk Domestic Equity Portfolio	—		36,333	—	36,333
James Alpha Managed Risk Emerging Markets Equity Portfolio	—		—	—	—
James Alpha Hedged High Income Portfolio	—		357,522	1,308,504	1,666,026

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2014-2016 returns and expected to be taken in the Portfolios’ 2017 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2017, the Portfolios did not incur any interest or penalties.

(c)	Security Transactions and Other Income

Security transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d)	Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily - paid monthly	Annually
Municipal Bond	Daily - paid monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
James Alpha Macro	Annually	Annually
James Alpha Global Real Estate Investments	Quarterly	Annually
James Alpha Multi Strategy Alternative Income	Quarterly	Annually
James Alpha Managed Risk Domestic Equity	Annually	Annually
James Alpha Managed Risk Emerging Markets Equity	Annually	Annually
James Alpha Hedged High Income	Monthly	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e)	Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f)	Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g)	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h)	Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market. For the James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, and James Alpha Hedged High Income management fees are payable to the Advisor monthly and are computed daily at the annual rates of 1.10%, 1.20%, 2.00%, 1.20%, 1.20%, and 1.70%, respectively, of the Portfolio’s average daily net assets. The Manager receives an annual supervision fee which is the greater of 0.10% of those Portfolios’ average daily net assets decreasing at various asset levels or a minimum of $15,000 per Portfolio annually paid out monthly.

For the six months ended February 28, 2017, the Manager waived $15,152 for International Equity, $8,028 for Energy & Basic Materials, $11,962 for Financial Services; $7,303 for Investment Quality Bond, $8,519 for Municipal Bond and $44,458 for U.S. Government Money Market; James Alpha Advisors waived $66,572, $34,372, $11,415, $5,733, and $45,972, respectively for James Alpha Macro, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, and James Alpha Hedged High Income; and Ascent Investment Advisors waived $384,344 for James Alpha Global Real Estate Investments.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

(b) Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, James Alpha Advisors and Ascent, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity and James Alpha Managed Risk Emerging Markets Equity Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, James Alpha Advisors and Ascent or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. For the six months ended February 28, 2017, the Distributor waived $1,671 in fees for the Investment Quality Bond Portfolio, $3,393 in fees for the Municipal Bond Portfolio and $3,361 in fees for the U.S. Government Money Market Portfolio.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

For the six months ended February 28, 2017, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC’s
	Class A	Class C
Large Capitalization Value	$208	$9
Large Capitalization Growth	279	7,495
Mid Capitalization	170	—
Small Capitalization	193	2
International Equity	97	3
Health & Biotechnology	1,364	—
Technology & Communications	3,736	45
Energy & Basic Materials	260	—
Financial Services	37	—
Investment Quality Bond	119	6
Municipal Bond	—	—
U.S. Government Money Market	—	—
James Alpha Macro	226	76
James Alpha Global Real Estate Investments	45,156	5,678
James Alpha Multi Strategy Alternative Income	94	385
James Alpha Managed Risk Domestic Equity	106	195
James Alpha Managed Risk Emerging Markets Equity	30	50
James Alpha Hedged High Income	385	—

(d) The Trust and the Manager, the Trust and James Alpha Advisors on behalf of the James Alpha Macro, the James Alpha Multi Strategy Alternative Income, the James Alpha Managed Risk Domestic Equity and the James Alpha Managed Risk Emerging Markets Equity Portfolios, and the Trust and Ascent on behalf of the James Alpha Global Real Estate Investments Portfolio, have entered into an Excess Expense Agreement (the “Expense Agreement”).

In connection with the Expense Agreement, the Manager is currently voluntarily waiving, and James Alpha Advisors and Ascent are currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 28, 2017, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90% for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 1.50%, 2.25% and 1.25% for Class A, C and I shares, respectively, of James Alpha Macro; 1.99%, 2.67% and 1.49% for Class A, C and I shares, respectively, of James Alpha Global Real Estate Investments; 2.75%, 3.50% and 2.50% for Class A, C and I shares, respectively, of James Alpha Multi Strategy Alternative Income; 2.45%, 3.20% and 1.99% for Class A, C and I shares, respectively, of James Alpha Managed Risk Domestic Equity and James Alpha Managed Risk Emerging Markets Equity; 2.39%, 2.99% and 1.99% for Class A, C and I shares, respectively, of James Alpha Hedged High Income. Under the terms of the Expense Agreement, the Manager, James Alpha Advisors and Ascent are permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice. The Expense Agreement with James Alpha Advisors and Ascent shall continue through December 31, 2017.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2017		8/31/2018		8/31/2019
Energy & Basic	—		—		13,714
Financial Services	15,626		11,484		14,033
Investment Quality Bond	—		—		6,891
Municipal Bond	10,268		13,082		13,637
U.S. Government Money Market	90,381		102,516		94,344
James Alpha Macro	246,983		109,273		110,092
James Alpha Global Real Estate Investments	235,873	*	475,732	*	667,297
James Alpha Multi Strategy Alternative Income	—		80,959		75,785
James Alpha Managed Risk Domestic Equity	—		6,314		15,085
James Alpha Managed Risk Emerging Markets Equity	—		7,013		15,041

	10/31/2017		10/31/2018		8/31/2019
James Alpha Hedged High Income **	236,353		237,170		190,170

*	The available waived expenses subject to potential recovery for Class C and Class I Shares.

**	Fees waived and expenses reimbursed by the Predecessor Fund will not be carried forward to the James Alpha Hedged High Income Portfolio. The Advisor may recover $25,493 expiring on August 31, 2019 for the period after the Reorganization through August 31, 2016.

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the six months ended February 28, 2017, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $7,280; Health & Biotechnology, $739; and Technology & Communications, $1,026. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

(f) Affiliated Portfolios — Companies which are affiliates of the James Alpha Multi Strategy Alternative Income Portfolio at February 28, 2017, are noted in the Portfolio’s Schedule of Investments. A summary of the investment in the affiliated portfolio, which is managed by James Alpha Advisors, LLC, is detailed below:

	Shares at			Shares at		Value at
Affiliated Holding	8/31/2016	Purchases	Sales	2/28/2017	Dividend Income	2/28/2017
James Alpha Hedged High Income, Class I	38,894	1,346	—	40,240	$11,144	$378,257

3.	INVESTMENT TRANSACTIONS

(a)	For the six months ended February 28, 2017, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$6,533,360	$9,374,292
Large Capitalization Growth	19,705,030	22,483,388
Mid Capitalization	3,477,258	5,022,406
Small Capitalization	4,892,192	6,013,189
International Equity	2,712,621	3,392,919
Health & Biotechnology	2,227,064	4,670,337
Technology & Communications	4,663,168	5,275,934
Energy & Basic Materials	769,330	970,868
Financial Services	674,786	602,546
Investment Quality Bond	358,677	1,448,092
Municipal Bond	123,444	96,210
James Alpha Macro	3,225,171	10,551,459
James Alpha Global Real Estate Investments	155,302,562	170,394,595
James Alpha Multi Strategy Alternative Income	10,970,434	10,322,869
James Alpha Managed Risk Domestic Equity	4,333,266	5,876,628
James Alpha Managed Risk Emerging Markets Equity	10,058,252	10,964,281
James Alpha Hedged High Income	6,300,668	3,109,804

(b) Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

(d) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(e) Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

(g) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

At February 28, 2017, the following Portfolios had open forward currency contracts:

International Equity

	Foreign Currency
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	Depreciation
To Sell:
3/1/2017	3,537,614	JPY	BNY Mellon	$31,546	USD	$31,619	$(73)
3/2/2017	70,526	JPY	BNY Mellon	625	USD	630	(5)
						Total Sells:	$(78)

James Alpha Macro

	Foreign Currency
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	Depreciation
To Buy:
3/21/2017	190,363	CAD	BNY Mellon	$145,238	USD	$143,753	$(1,485)
To Sell:
3/21/2017	98,835	AUD	BNY Mellon	75,243	USD	75,951	(708)
3/21/2017	35,277	CHF	BNY Mellon	35,238	USD	35,273	(35)
3/21/2017	1,071,124	EUR	BNY Mellon	1,138,605	USD	1,139,374	(769)
3/21/2017	97,627	GBP	BNY Mellon	121,448	USD	121,559	(111)
3/21/2017	3,730,415	JPY	BNY Mellon	33,086	USD	33,374	(288)
3/21/2017	744,465	MXN	BNY Mellon	36,348	USD	37,114	(766)
					Total Unrealized:		$(4,162)

James Alpha Global Real Estate

	Foreign Currency
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	Appreciation
To Buy:
3/1/2017	191,354,750	JPY	BNY Mellon	$1,707,854	USD	$1,710,281	$2,427
3/1/2017	77,746,025	JPY	BNY Mellon	693,888	USD	694,874	986
					Total Sells:		$3,413

James Alpha Multi Strategy Alternative Income

	Foreign Currency
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	Appreciation
To Buy:
3/1/2017	472,415	JPY	BNY Mellon	$4,216	USD	$4,222	$6
3/1/2017	1,697,565	JPY	BNY Mellon	15,151	USD	15,173	22
Total Sells:							$28

James Alpha Hedged High Income Portfolio

	Foreign Currency						Unrealized
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Sell:
3/13/2017	250,000	CAD	BNY Mellon	$191,073	USD	$188,776	$2,297
3/13/2017	400,000	EUR	BNY Mellon	425,560	USD	425,317	243
3/23/2017	15,000	EUR	BNY Mellon	15,847	USD	15,957	(110)
3/13/2017	100,000	GBP	BNY Mellon	124,850	USD	124,485	365
3/13/2017	66,000	GBP	BNY Mellon	82,209	USD	82,183	26
Total Unrealized:							$2,821

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2017, were as follows:

			Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
International Equity
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward
			currency exchange contracts	$(78)
			Totals	$(78)
James Alpha Macro
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward
			currency exchange contracts	$(4,162)
	Swap Contracts	Equity	Unrealized depreciation on swaps	$(10,689)
			Totals	$(4,162)
James Alpha Global Real Estate
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward
			currency exchange contracts	$3,413
			Totals	$3,413
James Alpha Multi Strategy Alternative Income
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward
			currency exchange contracts	$28
			Totals	$28
James Alpha Managed Risk Domestic Equity
	Put options purchased	Equity	Investments, at value	$91,500
	Put options written	Equity	Options written	(32,360)
	Call options written	Equity	Options written	(48,444)
	Swap Contracts	Equity	Unrealized appreciation on swaps	61,223
			Totals	$71,919
James Alpha Managed Risk Emerging Market Equity
	Put options purchased	Equity	Investments, at value	$269,750
	Put options written	Equity	Options written	(70,500)
	Call options written	Equity	Options written	(22,300)
	Swap Contracts	Equity	Unrealized appreciation on swaps	48,656
			Totals	$225,606
James Alpha Hedged High Income
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forwards	$2,821
	Futures Contracts	Interest Rate	Unrealized appreciation on futures	(18,193)
	Swap Contracts	Interest Rate	Unrealized depreciation on swaps	(21,978)
			Totals	$(37,350)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2017, were as follows:

Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
International Equity
Forward Contracts
Net realized loss from foreign currency transactions
Foreign Exchange	$(2,722)
Net change in unrealized appreciation on foreign currency transactions
Foreign Exchange	$104
James Alpha Macro
Swaps Contracts
Net change in unrealized depreciation on swaps
Equity	$(10,689)
Forward Contracts
Net realized gain on forward contracts
Foreign Exchange	$48,383
Net change in unrealized depreciation on forward contracts
Foreign Exchange	$(4,885)

James Alpha Global Real Estate
Forward Contracts
Net realized loss from foreign currency transactions
Foreign Exchange	$(197,779)
Net change in unrealized appreciation on foreign currency transactions
Foreign Exchange	$57,679
James Alpha Multi Strategy Alternative Income
Options
Net realized gain on options written
Equity	$5,280
Forward Contracts
Net realized gain from foreign currency transactions
Foreign Exchange	$10,396
Net change in unrealized appreciation on foreign currency transactions
Foreign Exchange	$471
James Alpha Managed Risk Domestic Equity
Options
Net realized loss on options purchased
Equity	$(777,411)
Net realized gain on options written
Equity	342,571
Totals	$(434,840)
Net change in unrealized appreciation on options purchased
Equity	43,138
Net change in unrealized depreciation on options written
Equity	(37,018)
Totals	$6,120
Swaps
Net realized gain on swaps
Equity	$110,270
Net change in unrealized appreciation on swaps
Equity	$61,223
James Alpha Managed Risk Emerging Markets Equity
Options
Net realized loss on options purchased
Equity	$(965,299)
Net realized gain on options written
Equity	533,550
Totals	$(431,749)
Net change in unrealized depreciation on options purchased
Equity	(35,155)
Net change in unrealized appreciation on options written
Equity	65,521
Totals	$30,366
Swaps
Net realized gain on swaps
Equity	$69,424
Net change in unrealized appreciation on swaps
Equity	$48,656

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

				Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
James Alpha Hedged High Income
	Futures
			Net realized gain from futures contracts
			Interest Rate	$76,312
			Net change in unrealized depreciation on futures contracts
			Interest Rate	$(8,497)

	Swaps
			Net realized loss from swaps
			Interest Rate	$(29,388)
			Net change in unrealized depreciation on swaps
			Interest Rate	$(6,250)

	Forward Contracts
			Net realized gain from forward contracts
			Foreign Exchange	$27,206
			Net change in unrealized appreciation on forward contracts
			Foreign Exchange	$21

The number of option contracts written and the premiums received by the fund during the six months ended February 28, 2017, were as follows:

	James Alpha Managed Risk Domestic Equity

	Put Options		Call Options
	Number of	Option	Number of	Option
	Options	Premiums	Options	Premiums
Options outstanding beginning of year	550	$50,805	25	$1,744
Options written	3,675	412,313	3,736	705,625
Options closed	(3,455)	(405,357)	(2,621)	(519,140)
Options exercised	—	—	(459)	(80,930)
Options expired	(280)	(20,543)	(439)	(69,732)
Options outstanding end of period	490	$37,218	242	$37,567

	James Alpha Managed Risk Emerging Markets Equity

	Put Options		Call Options
	Number of	Option	Number of	Option
	Options	Premiums	Options	Premiums
Options outstanding beginning of year	3,400	$88,124	550	$13,194
Options written	24,060	733,384	17,121	708,256
Options closed	(17,855)	(632,853)	(8,864)	(469,958)
Options exercised	(1,100)	(39,667)	(1,450)	(33,820)
Options expired	(3,880)	(73,285)	(5,077)	(140,256)
Options outstanding end of period	4,625	$75,703	2,280	$77,416

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of February 28, 2017.

		Gross Amounts not offset in the
		(Consolidated) Statements of Assets and
		Liabilities
	Gross Amounts
	Recognized in
	(Consolidated)	Financial		Cash
	Statements of Assets and	Instruments		Collateral	Net Amount
	Liabilities	Pledged		Pledged	of Assets
Large Capitalization Value
Description of Liability
Securities Loaned	$773,290	$773,290		$—	$—

Large Capitalization Growth
Description of Liability
Securities Loaned	$256,133	$256,133		$—	$—

Mid Capitalization
Description of Liability
Securities Loaned	$843,535	$843,535		$—	$—

Small Capitalization
Description of Liability
Securities Loaned	$837,512	$837,512		$—	$—

Health & Biotechnology
Description of Liability
Securities Loaned	$862,538	$862,538		$—	$—

Technology & Communications
Description of Liability
Securities Loaned	$2,065,242	$2,065,242		$—	$—

Investment Quality Bond
Description of Liability
Securities Loaned	$510,396	$510,396		$—	$—

James Alpha Macro
Description of Liability
Total Return Swaps	$10,689	$—		$10,689	$—

James Alpha Multi Strategy Alternative Income
Description of Liability
Securities Sold Short	$3,372,457	$3,372,457	(1)	$—	$—

James Alpha Managed Risk Domestic Equity
Description of Asset
Total Return Swaps	$61,223	$—		$—	$61,223
Description of Liability
Options Written	$80,804	$80,804	(1)	$—	$—

James Alpha Managed Risk Emerging Markets Equity
Description of Asset
Total Return Swaps	$48,656	$—		$—	$48,656
Description of Liability
Options Written	$92,800	$92,800	(1)	$—	$—

James Alpha Hedged High Income
Description of Liability
Credit Default Swaps	$21,978	$—		$—	$21,978

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

4.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Large Capitalization Value
Issued	31,732	145,595	4,287	1,294	1,788	21,292
Redeemed	(121,083)	(345,814)	(2,135)	(4,421)	(24,772)	(17,682)
Reinvested from Dividends	—	21,826	—	152	—	1,667
Net Increase (Decrease) in Shares	(89,351)	(178,393)	2,152	(2,975)	(22,984)	5,277
Large Capitalization Growth
Issued	87,252	431,957	9,103	31,365	241,499	62,934
Redeemed	(273,781)	(617,083)	(20,465)	(27,180)	(84,997)	(42,868)
Reinvested from Dividends	226,346	121,324	16,767	7,709	126,020	21,409
Net Increase (Decrease) in Shares	39,817	(63,802)	5,405	11,894	282,522	41,475
Mid Capitalization
Issued	46,673	192,480	5,988	11,091	9,251	77,579
Redeemed	(138,609)	(359,909)	(15,736)	(82,895)	(17,175)	(55,008)
Reinvested from Dividends	60,835	45,984	14,846	12,318	8,977	5,657
Net Increase (Decrease) in Shares	(31,101)	(121,445)	5,098	(59,486)	1,053	28,228
Small Capitalization
Issued	87,709	134,967	9,243	542	4,199	86,598
Redeemed	(185,832)	(479,099)	(1,088)	(945)	(92,513)	(39,435)
Reinvested from Dividends	—	553,845	—	744	—	70,084
Net Increase (Decrease) in Shares	(98,123)	209,713	8,155	341	(88,314)	117,247
International Equity
Issued	15,419	83,221	3,333	302	612	18,063
Redeemed	(81,112)	(226,651)	(2,587)	(4,391)	(4,611)	(9,518)
Reinvested from Dividends	2,977	966	—	1	—	—
Net Increase (Decrease) in Shares	(62,716)	(142,464)	746	(4,088)	(3,999)	8,545
Health & Biotechnology
Issued	13,959	68,955	9,216	12,095	15,541	18,358
Redeemed	(79,235)	(89,068)	(25,799)	(77,592)	(11,875)	(11,216)
Reinvested from Dividends	40,507	35,758	29,016	26,242	13,520	10,323
Net Increase (Decrease) in Shares	(24,769)	15,645	12,433	(39,255)	17,186	17,465
Technology & Communications
Issued	169,704	147,727	39,877	34,452	94,501	37,651
Redeemed	(96,876)	(275,736)	(69,678)	(168,103)	(71,812)	(75,957)
Reinvested from Dividends	87,945	115,841	77,566	109,005	52,401	66,693
Net Increase (Decrease) in Shares	160,773	(12,168)	47,765	(24,646)	75,090	28,387
Energy & Basic Materials
Issued	6,676	35,610	1,939	6,061	350	5,402
Redeemed	(19,322)	(48,674)	(491)	(9,910)	(2,154)	(3,815)
Reinvested from Dividends	—	—	—	—	—	—
Net Increase (Decrease) in Shares	(12,646)	(13,064)	1,448	(3,849)	(1,804)	1,587
Financial Services
Issued	42,217	18,920	1,738	2,441	93	6,046
Redeemed	(26,138)	(51,864)	(2,870)	(3,314)	(5,125)	(3,567)
Reinvested from Dividends	—	—	—	—	—	—
Net Increase (Decrease) in Shares	16,079	(32,944)	(1,132)	(873)	(5,032)	2,479
Investment Quality Bond
Issued	70,687	234,869	4,474	570	3,188	6,320
Redeemed	(140,048)	(391,060)	(609)	(501)	(3,074)	(4,117)
Reinvested from Dividends	4,712	15,083	60	104	194	516
Net Increase (Decrease) in Shares	(64,649)	(141,108)	3,925	173	308	2,719
Municipal Bond
Issued	12,634	47,160	—	—	73	3,816
Redeemed	(7,205)	(67,419)	—	—	—	(10,486)
Reinvested from Dividends	3,152	1,582	—	—	1,055	362
Net Increase (Decrease) in Shares	8,581	(18,677)	—	—	1,128	(6,308)
U.S. Government Money Market
Issued	2,644,464	10,273,854	174,026	192,650	65,685	621,261
Redeemed	(4,650,790)	(10,366,045)	(131,540)	(227,176)	(30,419)	(1,674,718)
Reinvested from Dividends	579	1,289	12	59	29	99
Net Increase (Decrease) in Shares	(2,005,747)	(90,902)	42,498	(34,467)	35,295	(1,053,358)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
James Alpha Macro
Issued	64,289	657,769	10,124	52,709	13,264	48,614
Redeemed	(292,971)	(726,324)	(23,018)	(144,816)	(65,757)	(75,001)
Reinvested from Dividends	—	33,220	—	1,022	—	2,310
Net Decrease in Shares	(228,682)	(35,335)	(12,894)	(91,085)	(52,493)	(24,077)

James Alpha Global Real Estate Investments
Issued	3,345,150	7,245,616	830,121	1,804,520	319,471	941,678
Redeemed	(3,558,829)	(4,594,372)	(1,113,865)	(1,655,012)	(665,872)	(1,189,506)
Reinvested from Dividends	509,624	745,341	233,838	388,780	164,186	284,537
Net Increase (Decrease) in Shares	295,945	3,396,585	(49,906)	538,288	(182,215)	36,709

James Alpha Multi Strategy Alternative Income
Issued	1,439	35,549	2,035	10,712	3,500	33,146
Redeemed	(12,571)	(22,436)	(705)	(2,200)	(9,903)	(13,881)
Reinvested from Dividends	30,647	26,877	230	78	521	325
Net Increase (Decrease) in Shares	19,515	39,990	1,560	8,590	(5,882)	19,590

James Alpha Managed Risk Domestic Equity
Issued	55,330	320,954	10,423	75,938	4,030	43,414
Redeemed	(102,234)	(123,612)	(58,159)	(945)	(10,481)	(1,131)
Reinvested from Dividends	390	1,522	—	65	—	3
Net Increase (Decrease) in Shares	(46,514)	198,864	(47,736)	75,058	(6,451)	42,286

James Alpha Managed Risk Emerging Markets Equity
Issued	178,015	545,582	396	17,219	1,489	12,008
Redeemed	(132,615)	(130,438)	—	(9,029)	(646)	—
Reinvested from Dividends	699	2,077	—	153	—	9
Net Increase in Shares	46,099	417,221	396	8,343	843	12,017

	Class I Shares			Class A Shares
	Six Months Ended	Period Ended*	Year Ended	Six Months Ended	Period Ended*	Year Ended
	February 28, 2017	August 31, 2016	October 31, 2015	February 28, 2017	August 31, 2016	October 31, 2015
James Alpha Hedged High Income
Issued	182,601	142,037	703,861	17,707	18,639	64,145
Redeemed	(259,626)	(796,936)	(697,239)	(48,937)	(228,068)	(170,579)
Reinvested from Dividends	36,715	66,629	119,016	2,516	6,476	18,525
Net Increase (Decrease) in Shares	(40,310)	(588,270)	125,638	(28,714)	(202,953)	(87,909)

	Class C Shares
	Six Months Ended	Period Ended*	Year Ended
	February 28, 2017	August 31, 2016	October 31, 2015
James Alpha Hedged High Income
Issued	7,010	619	—
Redeemed	(10,360)	(17,953)	(88,926)
Reinvested from Dividends	159	2,113	6,413
Net Decrease in Shares	(3,191)	(15,221)	(82,513)

*	James Alpha Hedged High Income Portfolio converted its fiscal year end from October 31 to August 31; the Portfolio commenced operations on January 1, 2014.

5.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 28, 2017, the following portfolios loaned securities and received cash collateral for the loan. This cash was invested in a combination of U.S. Government securities and repurchase agreements as shown in the Schedules of Investments.

	Market Value of	Market Value
Portfolio	Loaned Securities	of Collateral
Large Capitalization Value	$753,775	$773,290
Large Capitalization Growth	250,788	256,133
Mid Capitalization	825,185	843,535
Small Capitalization	818,006	837,512
Health & Biotechnology	843,663	862,538
Technology & Communications	2,023,988	2,065,242
Investment Quality Bond	499,998	510,396

At February 28, 2017, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Percentage of Total
Portfolio	Investment Income
Large Capitalization Value	1.44%
Large Capitalization Growth	4.71%
Mid Capitalization	2.35%
Small Capitalization	1.91%
Health & Biotechnology	0.86%
Technology & Communications	1.28%
Investment Quality Bond	0.62%

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2016 (for the period ended December 31, 2015 for the James Alpha Global Real Estate Investments Portfolio) was as follows:

For fiscal year ended	Ordinary	Exempt	Long-Term	Return of
8/31/2016	Income	Income	Capital Gains	Capital	Total
Saratoga Large Capitalization Value Portfolio	$—	$—	$505,749	$—	$505,749
Saratoga Large Capitalization Growth Portfolio	—	—	4,241,919	—	4,241,919
Saratoga Mid Capitalization Portfolio	—	—	807,486	—	807,486
Saratoga Small Capitalization Portfolio	—	—	3,424,648	—	3,424,648
Saratoga International Equity Portfolio	9,339	—	—	—	9,339
Saratoga Health & Biotechnology Portfolio	—	—	2,217,821	—	2,217,821
Saratoga Technology & Communications Portfolio	—	—	4,654,795	—	4,654,795
Saratoga Energy & Basic Materials Portfolio	—	—	—	—	—
Saratoga Financial Services Portfolio	—	—	—	—	—
Saratoga Investment Quality Bond Portfolio	76,879	—	85,482	—	162,361
Saratoga Municipal Bond Portfolio	18	3,509	17,158	—	20,685
Saratoga U.S. Government Money Market Portfolio	1,455	—	—	—	1,455
James Alpha Macro Portfolio	373,652	—	—	—	373,652
James Alpha Global Real Estate Investments	38,098,475	—	151,130	—	38,249,605
James Alpha Multi Strategy Alternative Income Portfolio	130,357	—	15,199	91,359	236,915
James Alpha Managed Risk Domestic Equity Portfolio	21,985	—	—	—	21,985
James Alpha Managed Risk Emerging Markets Equity Portfolio	76,127	—	—	—	76,127
James Alpha Hedged High Income Portfolio	668,213	—	—	—	668,213

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

The tax character of dividends paid during the period ended August 31, 2015 (for the period ended December 31, 2014 for the James Alpha Global Real Estate Investments Portfolio and for the period ended October 31, 2015 for the James Alpha Hedged High Income Portfolio) was as follows:

For fiscal year ended	Ordinary	Exempt	Long-Term	Return of
8/31/2015	Income	Income	Capital Gains	Capital	Total
Saratoga Large Capitalization Value Portfolio	$—	$—	$—	$—	$—
Saratoga Large Capitalization Growth Portfolio	54,761	—	1,744,725	—	1,799,486
Saratoga Mid Capitalization Portfolio	79,667	—	2,475,565	—	2,555,232
Saratoga Small Capitalization Portfolio	—	—	401,134	—	401,134
Saratoga International Equity Portfolio	35,074	—	—	—	35,074
Saratoga Health & Biotechnology Portfolio	—	—	1,973,223	—	1,973,223
Saratoga Technology & Communications Portfolio	866,987	—	5,571,943	—	6,438,930
Saratoga Energy & Basic Materials Portfolio	—	—	—	—	—
Saratoga Financial Services Portfolio	—	—	—	—	—
Saratoga Investment Quality Bond Portfolio	82,956	—	67,610	—	150,566
Saratoga Municipal Bond Portfolio	35	5,771	6,648	—	12,454
Saratoga U.S. Government Money Market Portfolio	1,230	—	—	—	1,230
James Alpha Macro Portfolio	—	—	—	—	—
James Alpha Global Real Estate Investments	29,864,045	—	1,095,863	—	30,959,908
James Alpha Multi Strategy Alternative Income Portfolio	273,887	—	—	—	273,887
James Alpha Managed Risk Domestic Equity Portfolio	—	—	—	—	—
James Alpha Managed Risk Emerging Markets Equity Portfolio	—	—	—	—	—

For fiscal year ended	Ordinary	Exempt	Long-Term	Return of
10/31/2015	Income	Income	Capital Gains	Capital	Total
James Alpha Hedged High Income Portfolio	$1,387,817	$—	$—	$14,119	$1,401,936

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, reclassification of Fund distributions, foreign currency exchange gains (losses), return of capital on corporations, paydowns, grantor trusts, real estate investment trusts, partnerships, swap gains (losses) and adjustments for passive foreign investment companies, resulted in reclassification for the tax year ended August 31, 2016 (except for the James Alpha Global Real Estate Investments Portfolio in which its December 31, 2015 reclassifications for permanent book and tax differences have been adjusted for August 31, 2016 activity) as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Saratoga Large Capitalization Value Portfolio	$(44,745)	$(206,364)	$251,109
Saratoga Large Capitalization Growth Portfolio	—	(3,055)	3,055
Saratoga Mid Capitalization Portfolio	(1,875)	(999)	2,874
Saratoga Small Capitalization Portfolio	(26,799)	28,947	(2,148)
Saratoga International Equity Portfolio	—	5,499	(5,499)
Saratoga Health & Biotechnology Portfolio	(6,939)	33,986	(27,047)
Saratoga Technology & Communications Portfolio	—	109,718	(109,718)
Saratoga Energy & Basic Materials Portfolio	(41,534)	41,299	235
Saratoga Financial Services Portfolio	(22,291)	21,954	337
Saratoga Investment Quality Bond Portfolio	—	—	—
Saratoga Municipal Bond Portfolio	—	—	—
Saratoga U.S. Government Money Market Portfolio	(10)	10	—
James Alpha Macro Portfolio	(31,184)	(30,888)	62,072
James Alpha Global Real Estate Investments	—	2,608,432	(2,608,432)
James Alpha Multi Strategy Alternative Income Portfolio	—	(296,082)	296,082
James Alpha Managed Risk Domestic Equity Portfolio	(6,735)	6,735	—
James Alpha Managed Risk Emerging Markets Equity Portfolio	(2,965)	120	2,845
James Alpha Hedged High Income Portfolio	—	(51,158)	51,158

Net assets were unaffected by the above reclassifications.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

As of each of the Portfolio’s tax year-ended August 31, 2016 (except for the James Alpha Global Real Estate Investments Portfolio in which its December 31, 2015 components of distributable earnings have been adjusted for August 31, 2016 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Saratoga Large Capitalization Value Portfolio	$—	$—	$(41,699)	$(627,486)	$—	$(611,073)	$(1,280,258)
Saratoga Large Capitalization Growth Portfolio	333,491	4,681,148	—	—	—	2,308,437	7,323,076
Saratoga Mid Capitalization Portfolio	—	808,672	(42,331)	—	—	2,555,937	3,322,278
Saratoga Small Capitalization Portfolio	—	—	(1,049,524)	(132,137)	—	644,713	(536,948)
Saratoga International Equity Portfolio	28,073	—	(623,873)	(2,443,868)	—	(240,263)	(3,279,931)
Saratoga Health & Biotechnology Portfolio	—	2,227,040	(61,899)	—		7,521,696	9,686,837
Saratoga Technology & Communications Portfolio	240,597	3,520,835	—	—	—	14,123,954	17,885,386
Saratoga Energy & Basic Materials Portfolio	—	—	(649,827)	(907,393)	—	308,496	(1,248,724)
Saratoga Financial Services Portfolio	—	—	(11,657)	(1,020,536)	—	441,359	(590,834)
Saratoga Investment Quality Bond Portfolio	10,560	30,334	—	—	(632)	208,603	248,865
Saratoga Municipal Bond Portfolio	21,606	15,293	—	—	(553)	22,633	58,979
Saratoga U.S. Government Money Market Portfolio	—	—	—	—	—	—	—
James Alpha Macro Portfolio	—	—	(766,492)	(541,775)	(854,144)	(111,997)	(2,274,408)
James Alpha Global Real Estate Investments	14,036,583	3,654,600	—	—	—	(66,444,766)	(48,753,583)
James Alpha Multi Strategy Alternative Income Portfolio	—	—	(1,036,845)	—	(3,734)	(319,444)	(1,360,023)
James Alpha Managed Risk Domestic Equity Portfolio	—	—	(30,646)	(36,333)	—	226,732	159,753
James Alpha Managed Risk Emerging Markets Equity Portfolio	—	—	(116,444)	—	(104,565)	547,555	326,546
James Alpha Hedged High Income Portfolio	11,805	—	—	(1,666,026)	—	(923,191)	(2,577,412)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax treatment of non-deductible expenses, the tax deferral of losses on wash sales and straddles, adjustments for a wholly owned subsidiary, mark-to-market on open forward foreign currency contracts, futures and swap contracts, passive foreign investment companies and adjustments for partnerships, real estate investment trusts, C Corporations, defaulted bond adjustments and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Saratoga Large Capitalization Value Portfolio	$41,699
Saratoga Large Capitalization Growth Portfolio	—
Saratoga Mid Capitalization Portfolio	42,331
Saratoga Small Capitalization Portfolio	48,539
Saratoga International Equity Portfolio	—
Saratoga Health & Biotechnology Portfolio	61,899
Saratoga Technology & Communications Portfolio	—
Saratoga Energy & Basic Materials Portfolio	2,654
Saratoga Financial Services Portfolio	11,657
Saratoga Investment Quality Bond Portfolio	—
Saratoga Municipal Bond Portfolio	—
Saratoga U.S. Government Money Market Portfolio	—
James Alpha Macro Portfolio	102,841
James Alpha Global Real Estate Investments	—
James Alpha Multi Strategy Alternative Income Portfolio	266,427
James Alpha Managed Risk Domestic Equity Portfolio	30,646
James Alpha Managed Risk Emerging Markets Equity Portfolio	43,321
James Alpha Hedged High Income Portfolio	—

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2017 (Unaudited) (Continued)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such capital losses as follows:

Post October
Losses
Saratoga Large Capitalization Value Portfolio	$—
Saratoga Large Capitalization Growth Portfolio	—
Saratoga Mid Capitalization Portfolio	—
Saratoga Small Capitalization Portfolio	1,000,985
Saratoga International Equity Portfolio	623,873
Saratoga Health & Biotechnology Portfolio	—
Saratoga Technology & Communications Portfolio	—
Saratoga Energy & Basic Materials Portfolio	647,173
Saratoga Financial Services Portfolio	—
Saratoga Investment Quality Bond Portfolio	—
Saratoga Municipal Bond Portfolio	—
Saratoga U.S. Government Money Market Portfolio	—
James Alpha Macro Portfolio	663,651
James Alpha Global Real Estate Investments	—
James Alpha Multi Strategy Alternative Income Portfolio	770,418
James Alpha Managed Risk Domestic Equity Portfolio	—
James Alpha Managed Risk Emerging Markets Equity Portfolio	73,123
James Alpha Hedged High Income Portfolio	—

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the James Alpha Macro Portfolio may be directly affected by the performance of the Milestone Treasury Obligations Fund. The Fund is a money market fund that seeds to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. The financial statements of the Milestone Treasury Obligations Fund, including the portfolio of investments, can be found on the Securities and Exchange Commission's ("SEC") website www.sec.gov and should be read in conjunction with the Funds' financial statements. As of February 28, 2017, the percentage of net assets invested in the Milestone Treasury Obligations Fund was 32.5%.

The performance of the James Alpha Managed Risk Domestic Equity Portfolio may be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2017, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 98.6%.

The performance of the James Alpha Managed Risk Emerging Markets Equity Portfolio may be directly affected by the performance of the iShares MSCI Emerging Markets ETF. The iShares MSCI Emerging Markets ETF seeks to track the investment results of an index composed of large and mid-capitalization emerging market equities. The financial statements of the iShares MSCI Emerging Markets ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2017, the percentage of net assets invested in the iShares MSCI Emerging Markets ETF was 91.2%.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act.

As of February 28, 2017, Denis Nayden owns 92.96% of the James Alpha Multi Strategy Alternative Income Portfolio.

As of February 28, 2017, Charles Schwab (comprised of multiple investors and accounts) owns 40.70% of the James Alpha Hedged High Income Portfolio.

9.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure to the financial statements.

On April 17, 2017, Granite Springs Asset Management, LLC replaced Sunnymeath Asset Management, Inc. as Advisor to the Investment Quality Bond Portfolio and replaced 16th Amendment Advisors LLC as Advisor to the Municipal Bond Portfolio.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Large Cap Value Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	2017		August 31,	August 31,		August 31,	August 31,		August 31,
	(Unaudited)		2016	2015		2014	2013		2012
Net Asset Value, Beginning of Period	$20.23		$21.15	$22.17		$16.38	$13.23		$11.83
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)		0.01	(0.00	) **	(0.06)	0.02		(0.02)
Net realized and unrealized gain (loss)	2.04		(0.48)	(1.02)		5.87	3.13		1.42
Total from investment operations	2.01		(0.47)	(1.02)		5.81	3.15		1.40
Dividends and Distributions:
Dividends from net investment income	—		—	—		(0.02)	—		—
Distributions from realized gains	—		(0.45)	—		—	—		—
Total dividends and distributions	—		(0.45)	—		(0.02)	—		—
Redemption Fees	—		—	—		— **	—		— **
Net Asset Value, End of Period	$22.24		$20.23	$21.15		$22.17	$16.38		$13.23
Total Return*	9.94%		(2.15)%	(4.60)%		35.46%	23.81%		11.83%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$530		$439	$522		$212	$101		$38
Ratio of gross operating expenses to average net assets (2)	1.71	% (4)	1.64%	1.59%		1.61%	1.71%		1.98%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.32	)% (4)	0.07%	(0.01)%		(0.31)%	0.10%		(0.13)%
Portfolio Turnover Rate	34	% (5)	79%	101%		104%	73%		66%

	Large Cap Growth Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	2017		August 31,	August 31,		August 31,	August 31,		August 31,
	(Unaudited)		2016	2015		2014	2013		2012
Net Asset Value, Beginning of Period	$25.58		$26.13	$25.63		$21.40	$17.84		$17.90
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		0.13	(0.04)		(0.02)	(0.00	) **	(0.03)
Net realized and unrealized gain (loss)	1.28		2.04	1.88		5.06	3.83		2.32
Total from investment operations	1.21		2.17	1.84		5.04	3.83		2.29
Dividends and Distributions:
Dividends from net investment income	(0.14)		—	—		(0.03)	—		—
Distributions from realized gains	(4.89)		(2.72)	(1.34)		(0.78)	(0.27)		(2.35)
Total dividends and distributions	(5.03)		(2.72)	(1.34)		(0.81)	(0.27)		(2.35)
Redemption Fees	—		— **	—	**	— **	—	**	— **
Net Asset Value, End of Period	$21.76		$25.58	$26.13		$25.63	$21.40		$17.84
Total Return*	5.71%		8.46%	7.20%		23.86%	21.71%		14.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$2,008		$2,222	$1,959		$2,840	$1,170		$186
Ratio of gross operating expenses to average net assets (3)	1.72	% (4)	1.62%	1.55%		1.59%	1.66%		1.98%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.57	)% (4)	0.52%	(0.17)%		(0.09)%	(0.02)%		(0.19)%
Portfolio Turnover Rate	52	% (5)	160%	27%		14%	21%		16%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:

1.71	% (4)	1.64%	1.59%	1.52%	1.62%	1.85%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

1.72	% (4)	1.62%	1.55%	1.59%	1.66%	1.98%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Mid Capitalization Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.88		$12.93	$14.51	$12.91	$9.94	$9.10
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.48)		(0.06)	(0.07)	(0.13)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	1.20		(0.41)	0.60	3.22	3.02	0.88
Total from investment operations	0.72		(0.47)	0.53	3.09	2.97	0.84
Dividends and Distributions:
Distributions from realized gains	(0.90)		(0.58)	(2.11)	(1.49)	—	—
Total dividends and distributions	(0.90)		(0.58)	(2.11)	(1.49)	—	—
Redemption Fees	—		— **	— **	—	—	— **
Net Asset Value, End of Period	$11.70		$11.88	$12.93	$14.51	$12.91	$9.94
Total Return*	6.38%		(3.44)%	4.08%	25.32%	29.88%	9.23%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$2,404		$2,380	$3,360	$3,448	$3,106	$2,664
Ratio of gross operating expenses to average net assets (2)	2.36	% (4)	2.00%	1.81%	1.87%	2.04%	2.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.77	)% (4)	(0.50)%	(0.52)%	(0.93)%	(0.45)%	(0.42)%
Portfolio Turnover Rate	24	% (5)	54%	38%	57%	57%	60%

	Small Cap Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.31		$8.58	$9.73	$9.70	$8.07	$7.66
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		(0.05)	(0.07)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.66		0.05	(0.78)	1.59	1.68	0.82
Total from investment operations	0.60		(0.00)	(0.85)	1.53	1.63	0.77
Dividends and Distributions:
Distributions from realized gains	—		(3.27)	(0.30)	(1.50)	—	(0.36)
Total dividends and distributions	—		(3.27)	(0.30)	(1.50)	—	(0.36)
Redemption Fees	—		—	—	—	—	— **
Net Asset Value, End of Period	$5.91		$5.31	$8.58	$9.73	$9.70	$8.07
Total Return*	11.30%		1.32%	(8.98)%	16.59%	20.20%	10.36%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$58		$9	$11	$21	$36	$9
Ratio of gross operating expenses to average net assets (3)	2.54	% (4)	2.13%	1.72%	1.76%	1.97%	2.11%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.26	)% (4)	(0.86)%	(0.71)%	(0.66)%	(0.52)%	(0.69)%
Portfolio Turnover Rate	65	% (5)	112%	117%	32%	50%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

2.36	% (4)	2.00%	1.81%	1.87%	2.04%	2.34%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:

2.54	% (4)	2.13%	1.72%	1.76%	1.97%	2.11%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	International Equity Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$9.38		$9.61	$11.41		$10.45	$9.13	$10.04
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		0.01	(0.06)		(0.03)	— **	0.05
Net realized and unrealized gain (loss)	0.45		(0.24)	(1.74)		1.19	1.42	(0.85)
Total from investment operations	0.37		(0.23)	(1.80)		1.16	1.42	(0.80)
Dividends and Distributions:
Dividends from net investment income	—	**	— **	—		(0.20)	(0.10)	(0.11)
Total dividends and distributions	—		—	—		(0.20)	(0.10)	(0.11)
Redemption Fees	—		—	—		—	—	— **
Net Asset Value, End of Period	$9.75		$9.38	$9.61		$11.41	$10.45	$9.13
Total Return*	3.95%		(2.38)%	(15.78)%		11.18%	15.63%	(7.98)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$35		$27	$67		$17	$28	$8
Ratio of gross operating expenses to average net assets (2)	3.89	% (5)	3.05%	2.68	% (3)	2.78%	3.49%	2.97%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.91	)% (5)	0.15%	(0.61)%		(0.23)%	0.02%	0.53%
Portfolio Turnover Rate	54	% (6)	125%	126%		125%	122%	50%

	Health & Biotechnology Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$29.51		$30.83	$30.22		$25.12	$20.12	$18.32
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.11)		(0.17)	(0.14)		(0.16)	(0.12)	(0.12)
Net realized and unrealized gain (loss)	0.73		1.90	3.47		6.84	5.12	1.92
Total from investment operations	0.62		1.73	3.33		6.68	5.00	1.80
Dividends and Distributions:
Distributions from realized gains	(3.11)		(3.05)	(2.72)		(1.58)	—	—
Total dividends and distributions	(3.11)		(3.05)	(2.72)		(1.58)	—	—
Redemption Fees	—		—	—	**	— **	—	— **
Net Asset Value, End of Period	$27.02		$29.51	$30.83		$30.22	$25.12	$20.12
Total Return*	2.99%		6.07%	11.23%		27.47%	24.85%	9.83%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$7,374		$7,687	$9,240		$7,936	$6,577	$5,757
Ratio of gross operating expenses to average net assets (4)	2.41	% (5)	2.29%	2.22%		2.38%	2.60%	2.67%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.86	)% (5)	(0.57)%	(0.43)%		(0.55)%	(0.53)%	(0.62)%
Portfolio Turnover Rate	11	% (6)	19%	15%		14%	6%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:

3.30	% (5)	3.05%	3.26%	2.78%	3.30%	2.95%

(3)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 2.68% for the year ending August 31, 2015, for the International Equity Portfolio.

(4)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

2.41	% (5)	2.29%	2.22%	2.37%	2.60%	2.66%

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Technology & Communications Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$16.77		$16.11	$18.19		$15.63	$13.88	$12.61
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		(0.04)	(0.11)		(0.18)	(0.11)	(0.19)
Net realized and unrealized gain (loss)	2.37		2.60	0.56		3.62	1.96	2.06
Total from investment operations	2.29		2.56	0.45		3.44	1.85	1.87
Dividends and Distributions:
Distributions from realized gains	(1.50)		(1.90)	(2.53)		(0.88)	(0.10)	(0.60)
Total dividends and distributions	(1.50)		(1.90)	(2.53)		(0.88)	(0.10)	(0.60)
Redemption Fees	—		— **	—	**	— **	— **	— **
Net Asset Value, End of Period	$17.56		$16.77	$16.11		$18.19	$15.63	$13.88
Total Return*	14.31%		17.28%	2.29%		22.55%	13.40%	15.77%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$16,851		$15,289	$15,088		$19,787	$22,680	$24,173
Ratio of gross operating expenses to average net assets (2)	2.24	% (6)	2.24%	2.20%		2.27%	2.30%	2.60%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.91	)% (6)	(0.23)%	(0.65)%		(1.03)%	(0.75)%	(1.48)%
Portfolio Turnover Rate	11	% (7)	37%	31%		25%	33%	25%

	Energy & Basic Materials Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$10.57		$10.98	$17.18		$14.78	$12.84	$13.75
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)		(0.01)	(0.18)		(0.25)	(0.18)	(0.13)
Net realized and unrealized gain (loss)	1.10		(0.40)	(6.02)		2.65	2.12	(0.78)
Total from investment operations	1.05		(0.41)	(6.20)		2.40	1.94	(0.91)
Redemption Fees	—		—	—		— **	—	— **
Net Asset Value, End of Period	$11.62		$10.57	$10.98		$17.18	$14.78	$12.84
Total Return*	9.93%		(3.73)%	(36.09)%		16.24%	15.11%	(6.62)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$587		$519	$581		$1,115	$1,179	$1,141
Ratio of gross operating expenses to average net assets (3)	4.03	% (6)	3.96%	3.26	% (4)	3.04%	3.43%	3.23%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.81	)% (6)	(0.11)%	(1.34)%		(1.55)%	(1.33)%	(0.91)%
Portfolio Turnover Rate	31	% (7)	134%	129%		114%	30%	46%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:

2.24	% (6)	2.24%	2.20%	2.25%	2.28%	2.58%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

3.40	% (6)	3.40%	3.30%	3.03%	3.40%	3.21%

(4)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 3.26% for the year ending August 31, 2015, for the Energy & Basic Materials Portfolio.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Financial Services Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.37		$8.16	$8.46	$7.29	$5.90	$5.41
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		(0.10)	(0.14)	(0.13)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	1.55		0.31	(0.16)	1.30	1.48	0.55
Total from investment operations	1.49		0.21	(0.30)	1.17	1.39	0.49
Redemption Fees	—		— **	—	—	—	— **
Net Asset Value, End of Period	$9.86		$8.37	$8.16	$8.46	$7.29	$5.90
Total Return*	17.80%		2.57%	(3.55)%	16.05%	23.56%	9.06%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$132		$121	$126	$133	$162	$161
Ratio of gross operating expenses to average net assets (2)	4.58	% (4)	4.16%	4.00%	4.30%	6.05%	4.41%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.48	)% (4)	(1.21)%	(1.62)%	(1.57)%	(1.28)%	(1.05)%
Portfolio Turnover Rate	31	% (5)	73%	20%	18%	19%	33%

	Investment Quality Bond Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.70		$9.65	$9.83	$9.80	$10.23	$10.25
Income (Loss) from Investment Operations:
Net investment income (1)	0.02		0.05	0.05	0.07	0.09	0.14
Net realized and unrealized gain (loss)	(0.08)		0.14	(0.11)	0.10	(0.29)	0.14
Total from investment operations	(0.06)		0.19	(0.06)	0.17	(0.20)	0.28
Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.05)	(0.05)	(0.07)	(0.09)	(0.14)
Distributions from realized gains	(0.04)		(0.09)	(0.07)	(0.07)	(0.14)	(0.16)
Total dividends and distributions	(0.06)		(0.14)	(0.12)	(0.14)	(0.23)	(0.30)
Redemption Fees	—		—	—	—	—	— **
Net Asset Value, End of Period	$9.58		$9.70	$9.65	$9.83	$9.80	$10.23
Total Return*	(0.70)%		2.07%	(0.59)%	1.70%	(2.01)%	2.33%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$118		$82	$80	$100	$140	$65
Ratio of gross operating expenses to average net assets (3)	1.93	% (4)	1.76%	1.71%	1.76%	1.86%	1.95%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.23	% (4)	0.50%	0.51%	0.68%	0.87%	1.38%
Portfolio Turnover Rate	5	% (5)	37%	68%	42%	24%	43%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:

3.40	% (4)	3.40%	3.40%	3.40%	3.40%	3.39%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

1.62	% (4)	1.60%	1.71%	1.76%	1.86%	1.95%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Municipal Bond Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2017		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$9.83		$9.68		$9.80		$9.80		$10.18		$9.94
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.02		0.02		0.04		0.05		0.04
Net realized and unrealized gain (loss)	(0.37)		0.29		(0.07)		0.23		(0.37)		0.24
Total from investment operations	(0.36)		0.31		(0.05)		0.27		(0.32)		0.28
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)		(0.02)		(0.04)		(0.06)		(0.04)
Distributions from realized gains	(0.38)		(0.14)		(0.05)		(0.23)		—		—
Total dividends and distributions	(0.39)		(0.16)		(0.07)		(0.27)		(0.06)		(0.04)
Redemption Fees	—		—		—		—		—		—	**
Net Asset Value, End of Period	$9.08		$9.83		$9.68		$9.80		$9.80		$10.18
Total Return*	(3.62)%		3.26%		(0.46)%		2.79%		(3.18)%		2.83%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$9		$10		$10		$48		$143		$315
Ratio of gross operating expenses to average net assets (2)	4.00	% (4)	3.34%		3.30%		3.10%		2.76%		2.48%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.20	% (4)	0.19%		0.25%		0.41%		0.54%		0.41%
Portfolio Turnover Rate	11	% (5)	142%		0%		21%		0%		13%

	U.S. Government Money Market Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2017		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	—		—		—		—		—		—
Total from investment operations	0.00		0.00	**	0.00	**	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **
Distributions from realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.00)		(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return*	0.00%		0.01%		0.01%		0.01%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$253		$211		$245		$214		$133		$315
Ratio of gross operating expenses to average net assets (3)	1.48	% (4)	1.34%		1.33%		1.33%		1.38%		1.48%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.02	% (4)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.58	% (4)	1.74%	2.27%	2.29%	2.27%	2.30%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

0.38	% (4)	0.23%	0.06%	0.05%	0.11%	0.11%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Macro Portfolio - Class A Shares (Consolidated) (1)
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2017		August 31,	August 31,	August 31,		August 31,		August 31,
	(Unaudited)		2016	2015	2014		2013		2012
Net Asset Value, Beginning of Period	$9.36		$10.18	$9.82	$10.18		$10.43		$10.28
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.03		(0.11)	(0.07)	(0.07)		0.06		0.11
Net realized and unrealized gain (loss)	(0.19)		(0.59)	0.43	(0.19)		(0.12)		0.08
Total from investment operations	(0.16)		(0.70)	0.36	(0.26)		(0.06)		0.19
Dividends and Distributions:
Dividends from net investment income	—		(0.12)	—	(0.05)		(0.13)		(0.04)
Distributions from realized gains	—		—	—	(0.05)		(0.06)		—
Total dividends and distributions	—		(0.12)	—	(0.10)		(0.19)		(0.04)
Redemption Fees	—		— **	— **	—	**	—	**	—	**
Net Asset Value, End of Period	$9.20		$9.36	$10.18	$9.82		$10.18		$10.43
Total Return*	(1.71)%		(6.96)%	3.67%	(2.57)%		(0.67)%		1.86%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$679		$811	$1,810	$10,969		$19,805		$6,530
Ratio of gross operating expenses to average net assets	2.61	% (5)	2.12%	2.28%	2.26%		2.32%		2.68%
Ratio of net operating expenses to average net assets	1.50	% (5)	1.50%	1.50%	1.50%		1.50%		1.50%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.61	% (5)	(1.09)%	(0.65)%	(0.74)%		0.57%		1.03%
Portfolio Turnover Rate	35	% (6)	241%	118%	260%		579%		373%

	James Alpha Global Real Estate Investments Portfolio - Class A Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2017		August 31,	August 31,	August 31,		August 31,		August 31,
	(Unaudited)		2016	2015	2014		2013		2012
Net Asset Value, Beginning of Period	$19.03		$18.80	$21.46	$20.53		$21.86		$19.13
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.22		0.40	0.38	0.36		0.59		0.64
Net realized and unrealized gain (loss)	0.47		1.71	(1.04)	3.01		0.61	(4)	3.10
Total from investment operations	0.69		2.11	(0.66)	3.37		1.20		3.74
Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.69)	(0.37)	(1.06)		(1.17)		(0.23)
Distributions from realized gains	(0.91)		(1.19)	(1.63)	(1.38)		(1.36)		(0.78)
Total dividends and distributions	(1.03)		(1.88)	(2.00)	(2.44)		(2.53)		(1.01)
Redemption Fees	—		— **	— **	—	**	—	**	—	**
Net Asset Value, End of Period	$18.69		$19.03	$18.80	$21.46		$20.53		$21.86
Total Return*	3.99%		11.93%	(3.38)%	17.56%		5.18%		23.38%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$99,124		$101,868	$90,516	$160,884		$111,715		$20,950
Ratio of gross operating expenses to average net assets	2.01	% (5)	2.01%	1.98%	2.33	% (3)	2.75	% (3)	2.71	% (3)
Ratio of net operating expenses to average net assets	1.99	% (5)	1.99%	1.98%	2.33%		2.75%		2.71%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	2.42	% (5)	2.09%	1.89%	1.72%		3.30%		3.28%
Portfolio Turnover Rate	36	% (6)	149%	194%	219%		208%		519%

(1)	The James Alpha Macro Portfolio was formerly known as the James Alpha Global Enhanced Real Return Portfolio.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	During the year ended August 31, 2014, the year ended August 31, 2013, and the year ended August 31, 2012, Ascent Investment Advisors, LLC, recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 2.04%, 2.09% and 2.55%, respectively, for the James Alpha Global Real Estate Investments Portfolio.

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Statements of Operations for the year ended August 31, 2013, primarily due to the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values of the Portfolio.

(5)	Annualized for periods less than one year.

(6)	Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Multi Strategy Alternative Income Portfolio - Class A Shares
	Six Months
	Ended			September 29,
	February 28,		Year Ended	2014 (1) to
	2017		August 31,	August 31,
	(Unaudited)		2016	2015
Net Asset Value, Beginning of Period	$9.07		$9.43	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.01)		0.05	(0.01)
Net realized and unrealized (loss)	0.36		(0.29)	(0.38)
Total from investment operations	0.35		(0.24)	(0.39)
Dividends and Distributions:
Dividends from net investment income	—		—	—
Distributions from realized gains	(0.16)		(0.08)	(0.18)
Distributions from return of capital	—		(0.04)	—
Total dividends and distributions	(0.16)		(0.12)	(0.18)
Redemption Fees	—		—	—
Net Asset Value, End of Period	$9.26		$9.07	$9.43
Total Return*	3.98%		(2.42)%	(4.00)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$118		$102	$25
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	3.87	% (3)	3.79%	4.01	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	3.42	% (3)	3.28%	3.24	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (6)	(0.08	)% (3)	0.52%	(0.11	)% (3)
Portfolio Turnover Rate	64	% (4)	124%	135	% (4)

	James Alpha Managed Risk Domestic Equity Portfolio - Class A Shares
	Six Months
	Ended			July 31,
	February 28,		Year Ended	2015 (1) to
	2017		August 31,	August 31,
	(Unaudited)		2016	2015
Net Asset Value, Beginning of Period	$9.94		$9.58	$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.03)		(0.10)	(0.02)
Net realized and unrealized gain (loss)	0.29		0.49	(0.40)
Total from investment operations	0.26		0.39	(0.42)
Dividends and Distributions:
Dividends from net investment income	—		(0.03)	—
Total dividends and distributions	—		(0.03)	—
Redemption Fees	0.01		— **	—	**
Net Asset Value, End of Period	$10.21		$9.94	$9.58
Total Return*	2.72%		4.09%	(4.20)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$386		$850	$101
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (7,9)	2.89	% (3)	2.57%	5.11	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (8,9)	2.68	% (3)	2.57%	2.47	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	(0.75	)% (3)	(0.98)%	(2.47	)% (3)
Portfolio Turnover Rate	73	% (4)	7%	0	% (4)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:	3.20	% (3)	3.26%	3.63%

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:	2.75	% (3)	2.75%	2.75%

(7)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:	2.66	% (3)	2.45%	5.09%

(8)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:	2.45	% (3)	2.45%	2.45%

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

			James Alpha Managed Risk Emerging Markets Equity Portfolio - Class A Shares
			Six Months
			Ended			July 31,
			February 28,		Year Ended	2015 (1) to
			2017		August 31,	August 31,
			(Unaudited)		2016	2015
Net Asset Value, Beginning of Period			$9.50		$9.41	$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)			(0.03)		(0.04)	(0.02)
Net realized and unrealized gain (loss)			0.17		0.26	(0.57)
Total from investment operations			0.14		0.22	(0.59)
Dividends and Distributions:
Dividends from net investment income			—		(0.07)	—
Distributions from realized gains			—		(0.06)	—
Total dividends and distributions			—		(0.13)	—
Redemption Fees			—		— **	—
Net Asset Value, End of Period			$9.64		$9.50	$9.41
Total Return*			1.47%		2.36%	(5.90)%
Ratios and Supplemental Data:
Net assets, end of period (000s)			$173		$167	$87
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5,7)			2.63	% (3)	2.61%	7.44	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6,7)			2.63	% (3)	2.53%	2.46	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (7)			(0.57	)% (3)	(0.42)%	(2.46	)% (3)
Portfolio Turnover Rate			126	% (4)	15%	0	% (4)

	James Alpha Hedged High Income Portfolio - Class A Shares
	Six Months					For the Period
	Ended		For the Fiscal			January 1,
	February 28,		Period Ended		Year Ended	2014 (1) to
	2017		August 31,		October 31,	October 31,
	(Unaudited)		2016		2015	2014
Net Asset Value, Beginning of Period	$9.10		$9.16		$9.86	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.16		0.35		0.54	0.36
Net realized and unrealized (loss)	0.37		(0.08)		(0.67)	(0.14)
Total from investment operations	0.53		0.27		(0.13)	0.22
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.33)		(0.53)	(0.36)
Distributions from realized gains	—		—		(0.04)	—
Total dividends and distributions	(0.23)		(0.33)		(0.57)	(0.36)
Net Asset Value, End of Period	$9.40		$9.10		$9.16	$9.86
Total Return*	5.91%		3.16%		(1.32)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$993		$1,222		$3,090	$4,190
Ratio of gross operating expenses to average net assets (7)	3.09	% (3)	3.69	% (3)	3.35%	3.64	% (3)
Ratio of net operating expenses to average net assets (7)	2.39	% (3)	2.39	% (3)	2.60%	2.39	% (3)
Ratio of net investment income after expenses reimbursement/recoupment to average net assets (7)	4.72	% (3)	3.88	% (3)	5.66%	4.33	% (3)
Portfolio Turnover Rate	25	% (4)	66	% (4)	91%	108	% (4)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

2.39% (3)	2.46%	7.43% (3)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

2.39% (3)	2.38%	2.45% (3)

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Large Cap Value Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.66		$18.63	$19.63	$14.58	$11.86	$10.68
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		(0.10)	(0.12)	(0.17)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	1.76		(0.42)	(0.88)	5.22	2.80	1.27
Total from investment operations	1.69		(0.52)	(1.00)	5.05	2.72	1.18
Dividends and Distributions:
Distributions from realized gains	—		(0.45)	—	—	—	—
Total dividends and distributions	—		(0.45)	—	—	—	—
Redemption Fees	—		—	—	— **	—	— **
Net Asset Value, End of Period	$19.35		$17.66	$18.63	$19.63	$14.58	$11.86
Total Return*	9.57%		(2.72)%	(5.09)%	34.64%	22.93%	11.05%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$963		$1,285	$1,257	$1,047	$721	$753
Ratio of gross operating expenses to average net assets (2)	2.31	% (4)	2.24%	2.17%	2.21%	2.35%	2.56%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.89	)% (4)	(0.57)%	(0.60)%	(0.94)%	(0.56)%	(0.78)%
Portfolio Turnover Rate	34	% (5)	79%	101%	104%	73%	66%

	Large Cap Growth Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.36		$22.36	$22.24	$18.75	$15.75	$16.17
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.23)		(0.03)	(0.17)	(0.15)	(0.11)	(0.12)
Net realized and unrealized gain	1.15		1.75	1.63	4.42	3.38	2.05
Total from investment operations	0.92		1.72	1.46	4.27	3.27	1.93
Dividends and Distributions:
Dividends from net investment income	(0.13)		—	—	—	—	—
Distributions from realized gains	(4.89)		(2.72)	(1.34)	(0.78)	(0.27)	(2.35)
Total dividends and distributions	(5.02)		(2.72)	(1.34)	(0.78)	(0.27)	(2.35)
Redemption Fees	—		— **	— **	— **	— **	— **
Net Asset Value, End of Period	$17.26		$21.36	$22.36	$22.24	$18.75	$15.75
Total Return*	5.45%		7.82%	6.57%	23.08%	21.03%	13.76%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$8,366		$4,321	$3,596	$2,646	$1,452	$1,259
Ratio of gross operating expenses to average net assets (3)	2.31	% (4)	2.22%	2.17%	2.20%	2.35%	2.58%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.12	)% (4)	(0.15)%	(0.74)%	(0.72)%	(0.65)%	(0.80)%
Portfolio Turnover Rate	52	% (5)	160%	27%	14%	21%	16%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:

2.31	% (4)	2.24%	2.17%	2.12%	2.26%	2.45%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

2.31	% (4)	2.22%	2.17%	2.20%	2.34%	2.58%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Mid Capitalization Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.33		$11.40	$13.08	$11.84	$9.17	$8.44
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.85)		(0.11)	(0.14)	(0.19)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	1.45		(0.38)	0.57	2.92	2.78	0.82
Total from investment operations	0.60		(0.49)	0.43	2.73	2.67	0.73
Dividends and Distributions:
Distributions from realized gains	(0.90)		(0.58)	(2.11)	(1.49)	—	—
Total dividends and distributions	(0.90)		(0.58)	(2.11)	(1.49)	—	—
Redemption Fees	—		— **	—	—	—	— **
Net Asset Value, End of Period	$10.03		$10.33	$11.40	$13.08	$11.84	$9.17
Total Return*	6.17%		(4.11)%	3.69%	24.51%	29.12%	8.65%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$1,141		$1,165	$963	$457	$353	$395
Ratio of gross operating expenses to average net assets (2)	2.97	% (4)	2.61%	2.41%	2.47%	2.66%	2.95%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.36	)% (4)	(1.12)%	(1.17)%	(1.54)%	(1.00)%	(1.01)%
Portfolio Turnover Rate	24	% (5)	54%	38%	57%	57%	60%

	Small Cap Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$2.77		$6.10	$7.05	$7.44	$6.25	$6.05
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)		(0.05)	(0.09)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	0.34		(0.01)	(0.56)	1.20	1.27	0.64
Total from investment operations	0.31		(0.06)	(0.65)	1.11	1.19	0.56
Dividends and Distributions:
Distributions from realized gains	—		(3.27)	(0.30)	(1.50)	—	(0.36)
Total dividends and distributions	—		(3.27)	(0.30)	(1.50)	—	(0.36)
Redemption Fees	—		—	—	—	—	— **
Net Asset Value, End of Period	$3.08		$2.77	$6.10	$7.05	$7.44	$6.25
Total Return*	11.19%		0.69%	(9.58)%	15.89%	19.04%	9.61%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$281		$498	$381	$393	$339	$357
Ratio of gross operating expenses to average net assets (3)	3.15	% (4)	2.81%	2.32%	2.35%	2.60%	2.72%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.88	)% (4)	(1.62)%	(1.31)%	(1.26)%	(1.14)%	(1.35)%
Portfolio Turnover Rate	65	% (5)	112%	117%	32%	50%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

2.97	% (4)	2.61%	2.41%	2.47%	2.66%	2.95%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:

3.15	% (4)	2.81%	2.32%	2.35%	2.60%	2.72%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	International Equity Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$8.50		$8.76	$10.47		$9.61	$8.38	$9.21
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.13)		(0.02)	(0.10)		(0.07)	(0.06)	0.02
Net realized and unrealized gain (loss)	0.44		(0.24)	(1.61)		1.07	1.29	(0.82)
Total from investment operations	0.31		(0.26)	(1.71)		1.00	1.23	(0.80)
Dividends and Distributions:
Dividends from net investment income	—		—	—		(0.14)	—	(0.03)
Total dividends and distributions	—		—	—		(0.14)	—	(0.03)
Redemption Fees	—		— **	—		—	— **	— **
Net Asset Value, End of Period	$8.81		$8.50	$8.76		$10.47	$9.61	$8.38
Total Return*	3.65%		(2.97)%	(16.33)%		10.48%	14.68%	(8.66)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$299		$322	$257		$187	$138	$146
Ratio of gross operating expenses to average net assets (2)	4.50	% (5)	3.81%	3.27	% (3)	3.29%	4.08%	3.65%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(2.81	)% (5)	(0.30)%	(1.05)%		(0.72)%	(0.67)%	0.26%
Portfolio Turnover Rate	54	% (6)	125%	126%		125%	122%	50%

	Health & Biotechnology Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$25.91		$27.59	$27.47		$23.09	$18.60	$17.04
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.19)		(0.30)	(0.29)		(0.30)	(0.24)	(0.22)
Net realized and unrealized gain (loss)	0.63		1.67	3.13		6.26	4.73	1.78
Total from investment operations	0.44		1.37	2.84		5.96	4.49	1.56
Dividends and Distributions:
Distributions from realized gains	(3.11)		(3.05)	(2.72)		(1.58)	—	—
Total dividends and distributions	(3.11)		(3.05)	(2.72)		(1.58)	—	—
Redemption Fees	—		—	—	**	— **	—	— **
Net Asset Value, End of Period	$23.24		$25.91	$27.59		$27.47	$23.09	$18.60
Total Return*	2.70%		5.42%	10.53%		26.74%	24.14%	9.15%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$2,793		$2,669	$2,360		$2,180	$1,906	$1,773
Ratio of gross operating expenses to average net assets (4)	3.01	% (5)	2.90%	2.81%		2.98%	3.20%	3.27%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.45	)% (5)	(1.17)%	(1.03)%		(1.15)%	(1.13)%	(1.24)%
Portfolio Turnover Rate	31	% (6)	19%	15%		14%	6%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:

3.90	% (5)	3.81%	3.47%	3.29%	3.89%	3.64%

(3)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 3.27% for the year ending August 31, 2015, for the International Equity Portfolio.

(4)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

3.01	% (5)	2.90%	2.81%	2.97%	3.20%	3.26%

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Technology & Communications Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$14.26		$14.05	$16.26		$14.14	$12.65	$11.60
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.11)		(0.11)	(0.19)		(0.25)	(0.18)	(0.25)
Net realized and unrealized gain (loss)	2.00		2.22	0.51		3.25	1.77	1.90
Total from investment operations	1.89		2.11	0.32		3.00	1.59	1.65
Dividends and Distributions:
Distributions from realized gains	(1.50)		(1.90)	(2.53)		(0.88)	(0.10)	(0.60)
Total dividends and distributions	(1.50)		(1.90)	(2.53)		(0.88)	(0.10)	(0.60)
Redemption Fees	—		— **	—	**	— **	— **	— **
Net Asset Value, End of Period	$14.65		$14.26	$14.05		$16.26	$14.14	$12.65
Total Return*	14.01%		16.54%	1.71%		21.78%	12.64%	15.22%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$8,166		$6,879	$6,378		$6,901	$5,881	$6,119
Ratio of gross operating expenses to average net assets (2)	2.84	% (6)	2.84%	2.80%		2.87%	2.91%	3.20%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.50	)% (6)	(0.84)%	(1.28)%		(1.62)%	(1.35)%	(2.06)%
Portfolio Turnover Rate	11	% (7)	37%	31%		25%	33%	25%

	Energy & Basic Materials Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$8.79		$9.19	$14.46		$12.52	$10.94	$11.79
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		(0.07)	(0.22)		(0.29)	(0.23)	(0.18)
Net realized and unrealized gain (loss)	0.92		(0.33)	(5.05)		2.23	1.81	(0.67)
Total from investment operations	0.85		(0.40)	(5.27)		1.94	1.58	(0.85)
Redemption Fees	—		—	—		— **	—	— **
Net Asset Value, End of Period	$9.64		$8.79	$9.19		$14.46	$12.52	$10.94
Total Return*	9.67%		(4.35)%	(36.45)%		15.49%	14.44%	(7.21)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$124		$129	$121		$168	$240	$233
Ratio of gross operating expenses to average net assets (3)	4.64	% (6)	4.58%	3.86	% (4)	3.62%	4.03%	3.85%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.45	)% (6)	(0.78)%	(1.94)%		(2.14)%	(1.93)%	(1.55)%
Portfolio Turnover Rate	11	% (7)	134%	129%		114%	30%	46%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:

2.84	% (6)	2.84%	2.80%	2.86%	2.90%	3.19%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

4.00	% (6)	4.00%	3.91%	3.61%	4.00%	3.84%

(4)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 3.86% for the year ending August 31, 2015, for the Energy & Basic Materials Portfolio.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Financial Services Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.47		$7.32	$7.64	$6.62	$5.39	$4.97
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.07)		(0.14)	(0.17)	(0.16)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	1.37		0.29	(0.15)	1.18	1.35	0.50
Total from investment operations	1.30		0.15	(0.32)	1.02	1.23	0.42
Redemption Fees	—		— **	—	—	—	— **
Net Asset Value, End of Period	$8.77		$7.47	$7.32	$7.64	$6.62	$5.39
Total Return*	17.40%		2.05%	(4.19)%	15.41%	22.82%	8.45%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$102		$124	$104	$43	$34	$26
Ratio of gross operating expenses to average net assets (2)	5.20	% (4)	4.81%	4.61%	4.89%	6.80%	5.01%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(2.04	)% (4)	(1.91)%	(2.18)%	(2.15)%	(1.90)%	(1.64)%
Portfolio Turnover Rate	31	% (5)	73%	20%	18%	19%	33%

	Investment Quality Bond Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.70		$9.66	$9.83	$9.81	$10.24	$10.26
Income (Loss) from Investment Operations:
Net investment income (1)	—		0.03	0.01	0.01	0.03	0.08
Net realized and unrealized gain (loss)	(0.08)		0.13	(0.10)	0.09	(0.29)	0.14
Total from investment operations	(0.08)		0.16	(0.09)	0.10	(0.26)	0.22
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.03)	(0.01)	(0.01)	(0.03)	(0.08)
Distributions from realized gains	(0.04)		(0.09)	(0.07)	(0.07)	(0.14)	(0.16)
Total dividends and distributions	(0.04)		(0.12)	(0.08)	(0.08)	(0.17)	(0.24)
Redemption Fees	—		—	—	—	— **	— **
Net Asset Value, End of Period	$9.58		$9.70	$9.66	$9.83	$9.81	$10.24
Total Return*	(0.79)%		1.70%	(0.88)%	1.07%	(2.54)%	2.16%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$418		$420	$392	$330	$315	$436
Ratio of gross operating expenses to average net assets (3)	2.53	% (4)	2.36%	2.31%	2.36%	2.44%	2.56%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.07	% (4)	0.31%	0.12%	0.15%	0.29%	0.75%
Portfolio Turnover Rate	5	% (5)	37%	68%	42%	24%	43%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:

4.00% (4)	4.00%	4.00%	4.00%	4.00%	3.99%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

1.80% (4)	1.86%	2.11%	2.27%	2.44%	2.56%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Year)

	Municipal Bond Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2017		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$9.84		$9.69		$9.82		$9.82		$10.20		$9.96
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.01		0.01		0.01		0.01		0.04
Net realized and unrealized gain (loss)	(0.37)		0.29		(0.08)		0.23		(0.38)		0.23
Total from investment operations	(0.36)		0.30		(0.07)		0.24		(0.37)		0.27
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.01)		(0.01)		(0.01)		(0.01)		(0.03)
Distributions from realized gains	(0.38)		(0.14)		(0.05)		(0.23)		—		—
Total dividends and distributions	(0.39)		(0.15)		(0.06)		(0.24)		(0.01)		(0.03)
Redemption Fees	—		—		—		—	**	—	**	— **
Net Asset Value, End of Period	$9.09		$9.84		$9.69		$9.82		$9.82		$10.20
Total Return*	(3.65)%		3.17%		(0.67)%		2.49%		(3.64)%		2.76%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$233		$241		$298		$183		$175		$182
Ratio of gross operating expenses to average net assets (2)	4.59	% (4)	3.95%		4.02%		3.66%		3.48%		3.02%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.10	% (4)	0.09%		0.11%		0.11%		0.10%		0.44%
Portfolio Turnover Rate	11	% (5)	142%		0%		21%		0%		13%

	U.S. Government Money Market Portfolio - Class C Shares
	Six Months
	Ended
	February 28,		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	2017		August 31,		August 31,		August 31,		August 31,		August 31,
	(Unaudited)		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.00	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00 **
Net realized and unrealized gain (loss)	—		—		—		—		—		—
Total from investment operations	—	**	0.00	**	0.00	**	0.00	**	0.00	**	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	0.00 **
Distributions from realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	(0.00	) **	0.00 **
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return*	0.00%		0.01%		0.01%		0.01%		0.01%		0.01%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$586		$551		$1,604		$241		$259		$302
Ratio of gross operating expenses to average net assets (3)	2.08	% (4)	1.91%		2.01%		1.93%		1.99%		2.08%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.02	% (4)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.68% (4)	1.85%	2.33%	2.58%	2.75%	2.25%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

0.38% (4)	0.21%	0.06%	0.05%	0.12%	0.12%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Macro Portfolio - Class C Shares (Consolidated) (1)
	Six Months
	Ended		January 5,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended		2012 (2) to
	2017		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2016	2015	2014	2013		2012
Net Asset Value, Beginning of Period	$9.06		$9.96	$9.68	$10.07	$10.38		$10.25
Income (Loss) from Investment Operations:
Net investment income (loss) (3)	(0.01)		(0.18)	(0.14)	(0.15)	(0.02)		0.03
Net realized and unrealized gain (loss)	(0.17)		(0.58)	0.42	(0.18)	(0.13)		0.10
Total from investment operations	(0.18)		(0.76)	0.28	(0.33)	(0.15)		0.13
Dividends and Distributions:
Dividends from net investment income	—		(0.14)	—	(0.01)	(0.10)		—
Distributions from realized gains	—		—	—	(0.05)	(0.06)		—
Total dividends and distributions	—		(0.14)	—	(0.06)	(0.16)		—
Redemption Fees	—	**	— **	— **	— **	—	**	—	**
Net Asset Value, End of Period	$8.88		$9.06	$9.96	$9.68	$10.07		$10.38
Total Return*	(1.99)%		(7.70)%	2.89%	(3.24)%	(1.46)%		1.25%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$1,176		$1,676	$2,082	$2,201	$2,859		$581
Ratio of gross operating expenses to average net assets	3.36	% (4)	2.87%	3.01%	2.99%	3.06%		3.49	% (4)
Ratio of net operating expenses to average net assets	2.25	% (4)	2.25%	2.25%	2.25%	2.25%		2.25	% (4)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.18	)% (4)	(1.82)%	(1.42)%	(1.51)%	(0.18)%		0.42	% (4)
Portfolio Turnover Rate	35	% (6)	241%	118%	260%	579%		373	% (6)

	James Alpha Global Real Estate Investments Portfolio - Class C Shares
	Six Months
	Ended		January 5,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended		2012 (2) to
	2017		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2016	2015	2014	2013		2012
Net Asset Value, Beginning of Period	$19.15		$18.89	$21.56	$20.54	$21.83		$18.31
Income (Loss) from Investment Operations:
Net investment income (loss) (3)	0.16		0.25	0.24	0.27	0.55		0.70
Net realized and unrealized gain (loss)	0.48		1.74	(1.05)	3.04	0.58	(7)	3.50
Total from investment operations	0.64		1.99	(0.81)	3.31	1.13		4.20
Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.54)	(0.23)	(0.91)	(1.06)		(0.20)
Distributions from realized gains	(0.91)		(1.19)	(1.63)	(1.38)	(1.36)		(0.48)
Total dividends and distributions	(0.96)		(1.73)	(1.86)	(2.29)	(2.42)		(0.68)
Redemption Fees	—	**	— **	— **	— **	—	**	—	**
Net Asset Value, End of Period	$18.83		$19.15	$18.89	$21.56	$20.54		$21.83
Total Return*	3.66%		11.19%	(4.07)%	17.18%	4.85%		22.33%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$71,147		$75,858	$74,140	$64,588	$33,541		$3,314
Ratio of gross operating expenses to average net assets	2.76	% (4)	2.76%	2.74%	2.79%	2.98	% (5)	2.94	% (4,5)
Ratio of net operating expenses to average net assets	2.67	% (4)	2.67%	2.67%	2.67%	2.98%		2.94	% (4)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.77	% (4)	1.35%	1.16%	1.30%	2.59%		5.11	% (4)
Portfolio Turnover Rate	36	% (6)	149%	194%	219%	208%		519	% (6)

(1)	The James Alpha Macro Portfolio was formerly known as the James Alpha Global Enhanced Real Return Portfolio.

(2)	Commencement of offering.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(4)	Annualized for periods less than one year.

(5)	During the year ended August 31, 2013 and the period ended August 31, 2012, Ascent Investment Advisors, LLC, recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 2.85% and 2.33%, respectively, for the James Alpha Global Real Estate Investments Portfolio.

(6)	Not annualized

(7)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Statements of Operations for the year ended August 31, 2013, primarily due to the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Multi Strategy Alternative Income Portfolio - Class C Shares
	Six Months
	Ended				September 29,
	February 28,		Year Ended		2014 (1) to
	2017		August 31,		August 31,
	(Unaudited)		2016		2015
Net Asset Value, Beginning of Period	$8.96		$9.37		$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.03)		(0.03)		(0.09)
Net realized and unrealized (loss)	0.34		(0.27)		(0.36)
Total from investment operations	0.31		(0.30)		(0.45)
Dividends and Distributions:
Dividends from net investment income	—		(0.00	) **	—
Distributions from realized gains	(0.16)		(0.08)		(0.18)
Distributions from return of capital	—		(0.03)		—
Total dividends and distributions	(0.16)		(0.11)		(0.18)
Redemption Fees	—	**	—	**	—
Net Asset Value, End of Period	$9.11		$8.96		$9.37
Total Return *	3.58%		(3.11)%		(4.61)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$302		$350		$182
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4,9)	4.61	% (3)	4.50%		4.76	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5,9)	4.15	% (3)	3.99%		3.98	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	(0.77	)% (3)	(0.35)%		(0.93	)% (3)
Portfolio Turnover Rate	64	% (8)	124%		135	% (8)

	James Alpha Managed Risk Domestic Equity Portfolio - Class C Shares
	Six Months
	Ended				July 31,
	February 28,		Year Ended		2015 (1) to
	2017		August 31,		August 31,
	(Unaudited)		2016		2015
Net Asset Value, Beginning of Period	$9.89		$9.59		$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.17)		(0.17)		(0.01)
Net realized and unrealized gain (loss)	0.39		0.48		(0.40)
Total from investment operations	0.22		0.31		(0.41)
Dividends and Distributions:
Dividends from net investment income	—		(0.01)		—
Total dividends and distributions	—		(0.01)		—
Redemption Fees	0.02		—	**	—
Net Asset Value, End of Period	$10.13		$9.89		$9.59
Total Return *	2.43%		3.20%		(4.10)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$363		$418		$10	(10)
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (6,9)	3.64	% (3)	3.30%		5.86	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (7,9)	3.42	% (3)	3.34%		3.22	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	(1.44	)% (3)	(1.72)%		(3.22	)% (3)
Portfolio Turnover Rate	73	% (8)	7%		0	% (8)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

4.15	% (3)	4.01%	4.38%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

3.50	% (3)	3.50%	3.50%

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

3.42	% (3)	3.24%	5.84%

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

3.20	% (3)	3.20%	3.20%

(8)	Not annualized

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

(10)	Actual dollar amount

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

			James Alpha Managed Risk Emerging Markets Equity Portfolio - Class C Shares
			Six Months
			Ended			July 31,
			February 28,		Year Ended	2015 (1) to
			2017		August 31,	August 31,
			(Unaudited)		2016	2015
Net Asset Value, Beginning of Period			$9.46		$9.41	$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)			(0.16)		(0.11)	(0.02)
Net realized and unrealized gain (loss)			0.26		0.27	(0.57)
Total from investment operations			0.10		0.16	(0.59)
Dividends and Distributions:
Dividends from net investment income			—		(0.05)	—
Distributions from realized gains			—		(0.06)	—
Total dividends and distributions			—		(0.11)	—
Redemption Fees			—		— **	—
Net Asset Value, End of Period			$9.56		$9.46	$9.41
Total Return *			1.06%		1.69%	(5.90)%
Ratios and Supplemental Data:
Net assets, end of period (000s)			$123		$114	$9
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5,7)			3.38	% (3)	3.25%	8.19	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6,7)			3.37	% (3)	3.24%	3.21	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (7)			(1.34	)% (3)	(1.22)%	(3.21	)% (3)
Portfolio Turnover Rate			126	% (4)	15%	0	% (4)

	James Alpha Hedged High Income Portfolio - Class C Shares
	Six Months					For the Period
	Ended		For the Fiscal			January 1,
	February 28,		Period Ended		Year Ended	2014 (1) to
	2017		August 31,		October 31,	October 31,
	(Unaudited)		2016		2015	2014
Net Asset Value, Beginning of Period	$9.10		$9.16		$9.85	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.16		0.29		0.48	0.31
Net realized and unrealized (loss)	0.35		(0.06)		(0.67)	(0.16)
Total from investment operations	0.51		0.23		(0.19)	0.15
Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.29)		(0.46)	(0.30)
Distributions from realized gains	—		—		(0.04)	—
Total dividends and distributions	(0.21)		(0.29)		(0.50)	(0.30)
Redemption Fees	—		—		— **	—
Net Asset Value, End of Period	$9.40		$9.10		$9.16	$9.85
Total Return*	5.61%		2.61%		(1.90)%	1.51%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$566		$577		$720	$1,587
Ratio of gross operating expenses to
average net assets (5,7)	3.68	% (3)	4.40	% (3)	4.04%	4.25	% (3)
Ratio of net operating expenses to average net assets (6,7)	2.99	% (3)	2.99	% (3)	2.99%	2.99	% (3)
Ratio of net investment income after expenses reimbursement/recoupment to average net assets	4.15	% (3)	3.89	% (3)	4.98%	3.70	% (3)
Portfolio Turnover Rate	25	% (4)	66	% (4)	91%	108	% (4)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

3.14	% (3)	3.02%	8.18	% (3)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

3.14	% (3)	3.01%	3.20	% (3)

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2016, through February 28, 2017.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2016	Value - 2/28/2017	9/1/2016 - 2/28/2017*	[Annualized]
Actual Expenses - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,101.70	$6.83	1.31%
Large Capitalization Value – Class A	1,000.00	1,099.40	8.91	1.71%
Large Capitalization Value – Class C	1,000.00	1,095.70	12.02	2.31%
Large Capitalization Growth – Class I	1,000.00	1,059.30	6.72	1.32%
Large Capitalization Growth – Class A	1,000.00	1,057.10	8.76	1.72%
Large Capitalization Growth – Class C	1,000.00	1,054.50	11.78	2.31%
Mid Capitalization – Class I	1,000.00	1,066.30	10.07	1.96%
Mid Capitalization – Class A	1,000.00	1,063.80	12.10	2.36%
Mid Capitalization – Class C	1,000.00	1,061.70	15.16	2.97%
Small Capitalization – Class I	1,000.00	1,115.80	11.25	2.15%
Small Capitalization – Class A	1,000.00	1,113.00	13.32	2.54%
Small Capitalization – Class C	1,000.00	1,111.90	16.50	3.15%
International Equity – Class I	1,000.00	1,041.70	14.68	2.90%
International Equity – Class A	1,000.00	1,039.50	16.69	3.30%
International Equity – Class C	1,000.00	1,036.50	19.69	3.90%
Health & Biotechnology – Class I	1,000.00	1,031.90	10.12	2.01%
Health & Biotechnology – Class A	1,000.00	1,029.90	12.13	2.41%
Health & Biotechnology – Class C	1,000.00	1,027.00	15.15	3.01%
Technology & Communications – Class I	1,000.00	1,144.90	9.77	1.84%
Technology & Communications – Class A	1,000.00	1,143.10	11.89	2.24%
Technology & Communications – Class C	1,000.00	1,140.10	15.05	2.84%
Energy & Basic Materials – Class I	1,000.00	1,101.20	30.70	5.89%
Energy & Basic Materials – Class A	1,000.00	1,099.30	31.54	6.06%
Energy & Basic Materials – Class C	1,000.00	1,096.70	39.33	7.57%
Financial Services – Class I	1,000.00	1,180.00	16.22	3.00%
Financial Services – Class A	1,000.00	1,178.00	18.36	3.40%
Financial Services – Class C	1,000.00	1,174.00	21.56	4.00%
Investment Quality Bond – Class I	1,000.00	994.40	7.54	1.52%
Investment Quality Bond – Class A	1,000.00	993.00	9.51	1.93%
Investment Quality Bond – Class C	1,000.00	992.10	12.45	2.52%
Municipal Bond – Class I	1,000.00	966.70	9.27	1.90%
Municipal Bond – Class A	1,000.00	963.80	11.20	2.30%
Municipal Bond – Class C	1,000.00	963.50	14.12	2.90%
U.S. Government Money Market – Class I	1,000.00	1,000.00	1.83	0.37%
U.S. Government Money Market – Class A	1,000.00	1,000.00	3.84	0.77%
U.S. Government Money Market – Class C	1,000.00	1,000.00	6.82	1.37%
James Alpha Macro - Class A	1,000.00	983.90	7.38	1.50%
James Alpha Macro - Class C	1,000.00	982.90	11.06	2.25%
James Alpha Macro - Class I	1,000.00	980.10	6.14	1.25%
James Alpha Global Real Estate Investments - Class A	1,000.00	1,042.40	10.08	1.99%
James Alpha Global Real Estate Investments - Class C	1,000.00	1,039.90	13.50	2.67%
James Alpha Global Real Estate Investments - Class I	1,000.00	1,036.60	7.52	1.49%
James Alpha Multi Strategy Alternative Income - Class A	1,000.00	1,040.10	13.91	2.75%
James Alpha Multi Strategy Alternative Income - Class C	1,000.00	1,039.80	17.70	3.50%
James Alpha Multi Strategy Alternative Income - Class I	1,000.00	1,035.80	12.62	2.50%
James Alpha Managed Risk Domestic Equity - Class A	1,000.00	1,027.20	12.31	2.45%
James Alpha Managed Risk Domestic Equity - Class C	1,000.00	1,024.30	16.06	3.20%
James Alpha Managed Risk Domestic Equity - Class I	1,000.00	1,029.20	10.01	1.99%
James Alpha Managed Risk Emerging Markets Equity - Class A	1,000.00	1,014.70	11.94	2.39%
James Alpha Managed Risk Emerging Markets Equity - Class C	1,000.00	1,010.60	15.65	3.14%
James Alpha Managed Risk Emerging Markets Equity - Class I	1,000.00	1,016.60	9.96	1.99%
James Alpha Hedged High Income - Class A	1,000.00	1,059.10	12.20	2.39%
James Alpha Hedged High Income - Class C	1,000.00	1,056.10	15.24	2.99%
James Alpha Hedged High Income - Class I	1,000.00	1,061.20	10.17	1.99%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 9/1/2016	Value - 2/28/2017	9/1/2016 - 2/28/2017*	[Annualized]
[5% Return Before Expenses] - Table 2:
Large Capitalization Value – Class I	$1,000.00	$1,018.29	$6.56	1.31%
Large Capitalization Value – Class A	1,000.00	1,016.31	8.55	1.71%
Large Capitalization Value – Class C	1,000.00	1,013.32	11.55	2.31%
Large Capitalization Growth – Class I	1,000.00	1,018.26	6.59	1.32%
Large Capitalization Growth – Class A	1,000.00	1,016.28	8.58	1.72%
Large Capitalization Growth – Class C	1,000.00	1,013.32	11.55	2.31%
Mid Capitalization – Class I	1,000.00	1,015.05	9.82	1.96%
Mid Capitalization – Class A	1,000.00	1,013.07	11.80	2.36%
Mid Capitalization – Class C	1,000.00	1,010.09	14.78	2.97%
Small Capitalization – Class I	1,000.00	1,014.16	10.71	2.15%
Small Capitalization – Class A	1,000.00	1,012.18	12.69	2.54%
Small Capitalization – Class C	1,000.00	1,009.16	15.70	3.15%
International Equity – Class I	1,000.00	1,010.41	14.46	2.90%
International Equity – Class A	1,000.00	1,008.43	16.43	3.30%
International Equity – Class C	1,000.00	1,005.45	19.39	3.90%
Health & Biotechnology – Class I	1,000.00	1,014.84	10.03	2.01%
Health & Biotechnology – Class A	1,000.00	1,012.84	12.03	2.41%
Health & Biotechnology – Class C	1,000.00	1,009.85	15.02	3.01%
Technology & Communications – Class I	1,000.00	1,015.69	9.18	1.84%
Technology & Communications – Class A	1,000.00	1,013.70	11.17	2.24%
Technology & Communications – Class C	1,000.00	1,010.73	14.14	2.84%
Energy & Basic Materials – Class I	1,000.00	995.57	29.16	5.89%
Energy & Basic Materials – Class A	1,000.00	994.75	29.97	6.06%
Energy & Basic Materials – Class C	1,000.00	987.28	37.28	7.57%
Financial Services – Class I	1,000.00	1,009.92	14.95	3.00%
Financial Services – Class A	1,000.00	1,007.93	16.93	3.40%
Financial Services – Class C	1,000.00	1,004.96	19.88	4.00%
Investment Quality Bond – Class I	1,000.00	1,017.23	7.63	1.52%
Investment Quality Bond – Class A	1,000.00	1,015.25	9.62	1.93%
Investment Quality Bond – Class C	1,000.00	1,012.30	12.58	2.52%
Municipal Bond – Class I	1,000.00	1,015.37	9.49	1.90%
Municipal Bond – Class A	1,000.00	1,013.39	11.48	2.30%
Municipal Bond – Class C	1,000.00	1,010.41	14.46	2.90%
U.S. Government Money Market – Class I	1,000.00	1,022.97	1.85	0.37%
U.S. Government Money Market – Class A	1,000.00	1,020.95	3.88	0.77%
U.S. Government Money Market – Class C	1,000.00	1,017.98	6.88	1.37%
James Alpha Macro - Class A	1,000.00	1,017.36	7.50	1.50%
James Alpha Macro - Class C	1,000.00	1,013.64	11.23	2.25%
James Alpha Macro - Class I	1,000.00	1,018.60	6.26	1.25%
James Alpha Global Real Estate Investments - Class A	1,000.00	1,014.93	9.94	1.99%
James Alpha Global Real Estate Investments - Class C	1,000.00	1,011.55	13.32	2.67%
James Alpha Global Real Estate Investments - Class I	1,000.00	1,017.41	7.45	1.49%
James Alpha Multi Strategy Alternative Income - Class A	1,000.00	1,011.16	7.43	2.75%
James Alpha Multi Strategy Alternative Income - Class C	1,000.00	1,007.44	7.42	3.50%
James Alpha Multi Strategy Alternative Income - Class I	1,000.00	1,012.40	7.43	2.50%
James Alpha Managed Risk Domestic Equity - Class A	1,000.00	1,012.65	7.44	2.45%
James Alpha Managed Risk Domestic Equity - Class C	1,000.00	1,008.93	7.42	3.20%
James Alpha Managed Risk Domestic Equity - Class I	1,000.00	1,014.93	7.44	1.99%
James Alpha Managed Risk Emerging Markets Equity - Class A	1,000.00	1,012.94	7.44	2.39%
James Alpha Managed Risk Emerging Markets Equity - Class C	1,000.00	1,009.23	7.42	3.14%
James Alpha Managed Risk Emerging Markets Equity - Class I	1,000.00	1,014.92	7.44	1.99%
James Alpha Hedged High Income - Class A	1,000.00	1,012.94	11.93	2.39%
James Alpha Hedged High Income - Class C	1,000.00	1,014.93	9.94	2.99%
James Alpha Hedged High Income - Class I	1,000.00	1,014.93	9.94	1.99%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited)

SHAREHOLDER VOTING RESULTS

On November 4, 2016, a Special Meeting of Shareholders of the James Alpha Global Real Estate Investments Portfolio (the “Portfolio”) was held at which shareholders of record at the close of business on August 15, 2016, voted to approve the following proposals:

To approve a new investment advisory agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Global Real Estate Investments Portfolio, and Ascent Investment Advisors, LLC.

FOR	AGAINST	ABSTAIN
10,194,677	279,150	1,055,650

To approve a new Sub-Advisory Agreement between Ascent Investment Advisors, LLC and Ranger Global Real Estate Advisors, LLC for the Portfolio.

FOR	AGAINST	ABSTAIN
10,126,966	331,998	1,070,514

To implement a “manager of managers” structure permitting the Portfolio’s primary investment adviser, in the future, to select and contract with investment sub-advisers for the Portfolio after obtaining the approval of the Board of Trustees, but without obtaining shareholder approval.

FOR	AGAINST	ABSTAIN
9,889,959	552,053	1,087,463

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the year ended June 30, 2016 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2017, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/11/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 5/11/17

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 5/11/17

* Print the name and title of each signing officer under his or her signature.